UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: May 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

May 31, 2017

Allocation Funds

∎	Wells Fargo Growth Balanced Fund

∎	Wells Fargo Moderate Balanced Fund

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of May 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Allocation Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit results and bond markets had smaller, but positive, results as well.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Allocation Funds for the 12-month period that ended May 31, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit results and bond markets had smaller, but positive, results as well. U.S. and international stocks returned 17.47% and 18.24% for the 12-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.58%.

Worries over interest rates and the U.K.’s Brexit vote largely drove markets during the early part of the reporting period.

The first three weeks of June 2016 brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the European Union (E.U.). The U.K.’s Brexit vote on June 23 shocked countries worldwide. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rose as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. Similarly, government bonds rallied immediately post-Brexit, and non-Treasury sectors rallied soon after as investors regained their appetite for risk. As a result, most bond markets remained in a situation of ultralow yields and tight credit spreads. Interestingly, U.S. bonds continued to be supported by demand from both domestic and nontraditional foreign buyers looking for positive yield since U.S. interest rates were the highest among developed-country bonds.

Globally, stocks delivered positive results in the third quarter of 2016; bond yields remained low.

Stocks’ upward trend continued into August and then lost some steam. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices down. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates rose during the quarter but remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in early July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Allocation Funds	3

president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as the possibility of liquidity fees and redemption gates. In the year leading up to money market fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe.

Stock markets rose again as economies grew in the first five months of 2017.

Stocks rallied globally, supported by global economic growth. In the U.S., unemployment continued to decline, consumer sentiment improved, and inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields also rose modestly. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Non-U.S. bond yields remained within a modest range as well and credit sectors outperformed. Outside the U.S., stocks in both developed and emerging markets benefited from global economic growth and a weaker U.S. dollar. In addition, European stocks advanced as political risk declined with the election of French president Emmanuel Macron, a center-left candidate who supports the European Union.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Petros Bocray, CFA®, FRM‡

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of May 31, 2017

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	4.55	9.32	4.12	10.93	10.63	4.73	1.35	1.20
Class C (WFGWX)	10-1-1998	9.10	9.80	3.95	10.10	9.80	3.95	2.10	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	11.19	10.90	5.00	1.27	0.95
Growth Balanced Blended Index[4]	–	–	–	–	11.88	10.22	5.84	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	1.58	2.24	4.46	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	16.44	10.21	1.06	–	–
Russell 1000® Growth Index[7]	–	–	–	–	20.27	15.98	8.77	–	–
Russell 1000® Value Index[8]	–	–	–	–	14.66	14.67	5.15	–	–
Russell 2000® Index[9]	–	–	–	–	20.36	14.04	6.40	–	–
S&P 500 Index[10]	–	–	–	–	17.47	15.42	6.94	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	5

Wells Fargo Growth Balanced Fund (continued)

Growth of $10,000 investment as of May 31, 2017[11]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

‡	Mr. Bocray became a portfolio manager of the Fund on October 1, 2016.

[1]	The Fund is a gateway blended fund that invests in multiple affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.51% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Blended Index is weighted 35% in the Bloomberg Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Growth Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 9.75% in the MSCI EAFE Index (Net), and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The chart compares the performance of Class A shares for the most recent ten years with the Growth Balanced Blended Index, the Bloomberg Barclays U.S. Aggregate Bond Index, the MSCI EAFE Index (Net), the Russell 1000® Growth Index, the Russell 1000® Value Index, the Russell 2000® Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[12]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. You cannot invest directly in an index.

[13]	The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

[14]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[15]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	7

Wells Fargo Growth Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

∎	The Fund underperformed the Growth Balanced Blended Index for the 12-month period that ended May 31, 2017.

∎	The Fund’s equity allocation outperformed the fixed income allocation. However, the underlying U.S. and international equity allocations underperformed their respective benchmarks, which contributed to the Fund’s underperformance of its benchmark.

∎	The Fund’s bond investments added value on an absolute basis and outperformed relative to the bond benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

∎	The tactical asset allocation overlay, a futures overlay, added to performance through the period.

The investment environment remained positive for risk assets throughout the year.

The 12-month period that ended May 31, 2017, saw political changes across the globe. The U.S. economy proceeded on a positive trajectory, producing moderate gross domestic product growth of 2%, a subdued inflation rate of 2%, and unemployment reaching a 16-year low of 4.3%. In June 2016, financial markets recoiled, but only briefly, as the United Kingdom went against expectations and voted to leave the European Union. Against other major currencies, the British pound sterling subsequently experienced a sharp decline (from which it has yet to recover) but the global financial markets quickly moved past the Brexit vote.

In November 2016, the results of the U.S. presidential election also were contrary to expectations. The equity markets briefly recoiled and then resumed a steady march upward. While 2017 began with high hopes for U.S. policy actions that would be friendly to the markets, expectations about the speed and magnitude of these policy actions began to moderate and were adjusted downward. Independent of the turmoil in the political atmosphere, the investment environment remained positive for risk assets throughout the year.

Large-cap U.S. stocks, as represented by the S&P 500 Index, returned 17.47%; small-cap U.S. stocks, as represented by the Russell 2000® Index, returned 20.36%; and international stocks, as represented by the MSCI ACWI ex USA Index (Net)12, posted a gain of 18.24%. High-yield bonds also performed well, returning 13.58%, according to the Bloomberg Barclays U.S. Corporate High Yield Bond Index.13 Based upon the strength witnessed in the U.S. economy, the Federal Reserve (the Fed) increased its targeted range for the federal funds rate twice over the period and investment-grade bonds posted a low but positive return of 1.58%, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Ten largest holdings (%) as of May 31, 2017[14]
Berkshire Hathaway Incorporated Class B	1.01
Johnson & Johnson	1.01
JPMorgan Chase & Company	0.96
Apple Incorporated	0.73
Merck & Company Incorporated	0.63
Bank of America Corporation	0.63
Exxon Mobil Corporation	0.63
Cisco Systems Incorporated	0.54
Microsoft Corporation	0.49
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.48

The Fund’s allocation to stocks and bonds is determined by a combination of inputs from multiple quantitative and qualitative factors.

During the period, the portfolio management team added value to the Fund through its tactical asset allocation shifts through futures contracts. After reducing exposure to U.S. Treasuries in June and July 2016, the team unwound the trades through the fourth quarter of 2016 and the first quarter of 2017. In addition to the Treasury shorts, the team made a brief tactical allocation to equities during the presidential election as volatile conditions prevailed, which also added value.

Hedge altered, small-cap overweight maintained.

The team altered its hedged exposure to Japanese equities by switching to unhedged exposure to the yen. The equity allocation added value to the Fund and underperformed the benchmark for the period.

Please see footnotes on page 6.

8	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

Neutral target allocation

Current target allocation as of May 31, 2017[15]

Equities appear to have more upside potential than U.S. fixed-income securities.

We remain cautiously optimistic about the outlook for risk assets and have a slight preference for equities over investment-grade fixed income. Interest-rate increases may be a headwind for fixed-income markets and we remain aware of duration risk. While U.S. equities appear to be fairly valued, they also appear to have more upside potential than U.S. fixed-income securities because the Fed has indicated a bias to increasing rates.

Internationally, central banks are pursuing accommodative monetary policies that should be supportive of global asset prices. While the decline in commodity prices in recent years had a negative impact on many emerging economies, there appears to be new optimism developing that higher growth rates will return to the emerging markets. As many European multinational companies have significant indirect exposure to emerging markets, Europe also may be poised to take advantage of a rebound; as such, we also are optimistic about expectations for foreign equity markets.

Please see footnotes on page 6.

This page is intentionally left blank.

10	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Petros Bocray, CFA®, FRM‡

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of May 31, 2017

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	1.16	6.24	3.77	7.33	7.51	4.39	1.32	1.15
Class C (WFBCX)	1-30-2004	5.56	6.70	3.60	6.56	6.70	3.60	2.07	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	7.62	7.76	4.64	1.24	0.90
Moderate Balanced Blended Index[4]	–	–	–	–	7.69	6.84	4.95	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	1.58	2.24	4.46	–	–
Bloomberg Barclays U.S. Short Treasury 9-12 Months Index[6]	–	–	–	–	0.64	0.37	1.22	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	16.44	10.21	1.06	–	–
Russell 1000® Growth Index[8]	–	–	–	–	20.27	15.98	8.77	–	–
Russell 1000® Value Index[9]	–	–	–	–	14.66	14.67	5.15	–	–
Russell 2000® Index[10]	–	–	–	–	20.36	14.04	6.40	–	–
S&P 500 Index[11]	–	–	–	–	17.47	15.42	6.94	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 12.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	11

Wells Fargo Moderate Balanced Fund (continued)

Growth of $10,000 investment as of May 31, 2017[12]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 12.

12	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

‡	Mr. Bocray became a portfolio manager of the Fund on October 1, 2016.

[1]	The Fund is a gateway blended fund that invests in multiple affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.47% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Blended Index is weighted 45% in the Bloomberg Barclays U.S. Aggregate Bond Index, 15% in the Bloomberg Barclays U.S. Short Treasury 9-12 Months Index, 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 10% in the S&P 500 Index, 6% in the MSCI EAFE Index (Net), and 4% in the Russell 2000® Index. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	The chart compares the performance of Class A shares for the most recent ten years with the Moderate Balanced Blended Index, the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Short Treasury 9–12 Months Index, the MSCI EAFE Index (Net), the Russell 1000® Growth Index, the Russell 1000® Value Index, the Russell 2000® Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[13]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. You cannot invest directly in an index.

[14]	The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

[15]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[16]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	13

Wells Fargo Moderate Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

∎	The Fund underperformed the Moderate Balanced Blended Index for the 12-month period that ended May 31, 2017.

∎	The Fund’s equity allocation outperformed the fixed income allocation. However, the underlying U.S. and international equity allocations underperformed their respective benchmarks, which contributed to the Fund’s underperformance of its benchmark.

∎	The Fund’s bond investments added value on an absolute basis and outperformed relative to the bond benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 1.58%.

∎	The tactical asset allocation overlay, a futures overlay, added to performance through the period.

The investment environment remained positive for risk assets throughout the year.

The 12-month period that ended May 31, 2017, saw political changes across the globe. The U.S. economy proceeded on a positive trajectory, producing moderate gross domestic product growth of 2%, a subdued inflation rate of 2%, and unemployment reaching a 16-year low of 4.3%. In June 2016, financial markets recoiled, but only briefly, as the United Kingdom went against expectations and voted to leave the European Union. Against other major currencies, the British pound sterling subsequently experienced a sharp decline (from which it has yet to recover) but the global financial markets quickly moved past the Brexit vote.

In November 2016, the results of the U.S. presidential election also were contrary to expectations. The equity markets briefly recoiled and then resumed a steady march upward. While 2017 began with high hopes for U.S. policy actions that would be friendly to the markets, expectations about the speed and magnitude of these policy actions began to moderate and were adjusted downward. Independent of the turmoil in the political atmosphere, the investment environment remained positive for risk assets throughout the year.

Large-cap U.S. stocks, as represented by the S&P 500 Index, returned 17.47%; small-cap U.S. stocks, as represented by the Russell 2000® Index, returned 20.36%; and international stocks, as represented by the MSCI ACWI ex USA Index (Net),13 posted a gain of 18.24%. High-yield bonds also performed well, returning 13.58%, according to the Bloomberg Barclays U.S. Corporate High Yield Bond Index.14 Based upon the strength witnessed in the U.S. economy, the Federal Reserve (the Fed) increased its targeted range for the federal funds rate twice over the period and investment-grade bonds posted a low but positive return of 1.58%, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Ten largest holdings (%) as of May 31, 2017[15]
FHLMC Structured Pass-Through Securities Series T-58 Class 4A, 7.50%, 9-25-2043	0.83
Berkshire Hathaway Incorporated Class B	0.58
Johnson & Johnson	0.58
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.58
JPMorgan Chase & Company	0.55
U.S. Treasury Bond, 2.88%, 11-15-2046	0.52
FNMA, 3.50%, 9-1-2032	0.49
FHLMC, 3.50%, 4-1-2043	0.44
Apple Incorporated	0.42
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2, 7.00%, 3-25-2043	0.38

The Fund’s allocation to stocks and bonds is determined by a combination of inputs from multiple quantitative and qualitative factors.

During the period, the portfolio management team added value to the Fund through its tactical asset allocation shifts through futures contracts. After reducing exposure to U.S. Treasuries in June and July 2016, the team unwound the trades through the fourth quarter of 2016 and the first quarter of 2017. In addition to the Treasury shorts, the team made a brief tactical allocation to equities during the presidential election as volatile conditions prevailed, which also added value.

Hedge altered, small-cap overweight maintained.

The team altered its hedged exposure to Japanese equities by switching to unhedged exposure to the yen. The equity allocation added value to the Fund and underperformed the benchmark for the period.

Please see footnotes on page 12.

14	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

Neutral target allocation

Current target allocation as of May 31, 2017[16]

Equities appear to have more upside potential than U.S. fixed-income securities.

We remain cautiously optimistic about the outlook for risk assets and have a slight preference for equities over investment-grade fixed income. Interest-rate increases may be a headwind for fixed-income markets, and we remain aware of duration risk. While U.S. equities appear to be fairly valued, they also appear to have more upside potential than U.S. fixed-income securities because the Fed has indicated a bias to increasing rates.

Internationally, central banks are pursuing accommodative monetary policies that should be supportive of global asset prices. While the decline in commodity prices in recent years had a negative impact on many emerging economies, there appears to be new optimism developing that higher growth rates will return to the emerging markets. As many European multinational companies have significant indirect exposure to emerging markets, Europe also may be poised to take advantage of a rebound; as such, we also are optimistic about expectations for foreign equity markets.

Please see footnotes on page 12.

Fund expenses (unaudited)	Wells Fargo Allocation Funds	15

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Growth Balanced Fund	Beginning account value 12-1-2016	Ending account value 5-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,079.38	$6.22	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class C
Actual	$1,000.00	$1,075.40	$10.09	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,080.80	$4.93	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Wells Fargo Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,055.52	$5.89	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class C
Actual	$1,000.00	$1,051.76	$9.72	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,057.10	$4.62	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

16	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 100.00%

Affiliated Master Portfolios: 100.00%
Wells Fargo C&B Large Cap Value Portfolio				$13,318,538
Wells Fargo Core Bond Portfolio				17,026,048
Wells Fargo Diversified Large Cap Growth Portfolio				40,345,969
Wells Fargo Emerging Growth Portfolio				3,966,135
Wells Fargo Index Portfolio				40,094,431
Wells Fargo International Growth Portfolio				12,172,405
Wells Fargo International Value Portfolio				12,059,814
Wells Fargo Large Company Value Portfolio				25,991,364
Wells Fargo Managed Fixed Income Portfolio				59,612,043
Wells Fargo Real Return Portfolio				8,497,408
Wells Fargo Small Company Growth Portfolio				3,898,182
Wells Fargo Small Company Value Portfolio				7,680,028

Total Investment Companies (Cost $214,960,290)				244,662,365

	Yield	Maturity date	Principal
Short-Term Investments: 0.09%

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill #(z)	0.70%	6-22-2017	$219,000	218,906

Total Short-Term Investments (Cost $218,906)				218,906

Total investments in securities (Cost $215,179,196) *	100.09%	244,881,271
Other assets and liabilities, net	(0.09)	(212,150)

Total net assets	100.00%	$244,669,121

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $215,587,088 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,294,183
Gross unrealized losses	0

Net unrealized gains	$29,294,183

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	17

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 102.71%

Affiliated Master Portfolios: 102.71%
Wells Fargo C&B Large Cap Value Portfolio				$5,577,013
Wells Fargo Core Bond Portfolio				14,954,476
Wells Fargo Diversified Large Cap Growth Portfolio				16,681,881
Wells Fargo Emerging Growth Portfolio				1,661,060
Wells Fargo Index Portfolio				16,689,762
Wells Fargo International Growth Portfolio				5,014,071
Wells Fargo International Value Portfolio				5,011,635
Wells Fargo Large Company Value Portfolio				10,927,441
Wells Fargo Managed Fixed Income Portfolio				52,345,929
Wells Fargo Real Return Portfolio				7,467,650
Wells Fargo Small Company Growth Portfolio				1,637,520
Wells Fargo Small Company Value Portfolio				3,227,891
Wells Fargo Stable Income Portfolio				24,872,004

Total Investment Companies (Cost $152,898,033)				166,068,333

	Yield	Maturity date	Principal
Short-Term Investments: 0.10%

U.S. Treasury Securities: 0.10%
U.S. Treasury Bill #(z)	0.70%	6-22-2017	$164,000	163,930

Total Short-Term Investments (Cost $163,930)				163,930

Total investments in securities (Cost $153,061,963) *	102.81%	166,232,263
Other assets and liabilities, net	(2.81)	(4,537,850)

Total net assets	100.00%	$161,694,413

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $151,985,818 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,246,445
Gross unrealized losses	0

Net unrealized gains	$14,246,445

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Allocation Funds	Statements of assets and liabilities—May 31, 2017

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$244,662,365	$166,068,333
In unaffiliated securities, at value (see cost below)	218,906	163,930

Total investments, at value (see cost below)	244,881,271	166,232,263
Receivable for Fund shares sold	94,110	151,859
Prepaid expenses and other assets	25,892	18,832

Total assets	245,001,273	166,402,954

Liabilities
Payable for Fund shares redeemed	149,222	4,572,064
Payable for daily variation margin on open futures contracts	20,531	13,922
Management fee payable	12,875	2,083
Distribution fees payable	10,660	8,070
Administration fees payable	32,468	22,524
Shareholder report expenses payable	31,985	27,605
Shareholder servicing fees payable	51,742	35,989
Accrued expenses and other liabilities	22,669	26,284

Total liabilities	332,152	4,708,541

Total net assets	$244,669,121	$161,694,413

NET ASSETS CONSIST OF
Paid-in capital	295,091,832	140,041,046
Undistributed net investment income	2,606,513	968,561
Accumulated net realized gains (losses) on investments	(82,669,539)	7,556,446
Net unrealized gains on investments	29,640,315	13,128,360

Total net assets	$244,669,121	$161,694,413

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$65,513,525	$36,679,399
Shares outstanding – Class A1	1,492,046	1,562,631
Net asset value per share – Class A	$43.91	$23.47
Maximum offering price per share – Class A2	$46.59	$24.90
Net assets – Class C	$16,462,796	$12,180,148
Shares outstanding – Class C1	431,610	530,243
Net asset value per share – Class C	$38.14	$22.97
Net assets – Administrator Class	$162,692,800	$112,834,866
Shares outstanding – Administrator Class[1]	4,148,094	4,765,149
Net asset value per share – Administrator Class	$39.22	$23.68

Investments in affiliated Master Portfolios, at cost	$214,960,290	$152,898,033

Investments in unaffiliated securities, at cost	$218,906	$163,930

Total investments, at cost	$215,179,196	$153,061,963

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2017	Wells Fargo Allocation Funds	19

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$2,983,144	$1,429,553
Interest allocated from affiliated Master Portfolios**	2,615,433	3,117,003
Securities lending income allocated from affiliated Master Portfolios	64,747	35,531
Other income and other income allocated from affiliated Master Portfolios	3,258	1,807
Interest	536	417
Expenses allocated from affiliated Master Portfolios	(1,376,876)	(1,049,477)
Waivers allocated from affiliated Master Portfolios	133,832	167,393

Total investment income	4,424,074	3,702,227

Expenses
Management fee	741,806	573,987
Administration fees
Class A	135,955	76,804
Class B	177 [1]	123 [1]
Class C	34,201	27,678
Administrator Class	216,004	183,972
Shareholder servicing fees
Class A	161,851	91,433
Class B	211 [1]	146 [1]
Class C	40,716	32,950
Administrator Class	415,040	352,636
Distribution fees
Class B	633 [1]	439 [1]
Class C	122,148	98,849
Custody and accounting fees	10,740	9,022
Professional fees	27,057	31,277
Registration fees	67,010	61,338
Shareholder report expenses	68,565	65,718
Trustees’ fees and expenses	17,407	17,327
Other fees and expenses	10,071	9,775

Total expenses	2,069,592	1,633,474
Less: Fee waivers and/or expense reimbursements	(638,023)	(569,781)

Net expenses	1,431,569	1,063,693

Net investment income	2,992,505	2,638,534

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	18,441,846	8,954,995
Unaffiliated securities	(7)	(5)
Futures transactions	337,186	262,104

Net realized gains on investments	18,779,025	9,217,094

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	3,633,528	1,944,976
Futures transactions	(31,485)	(18,603)

Net change in unrealized gains (losses) on investments	3,602,043	1,926,373

Net realized and unrealized gains (losses) on investments	22,381,068	11,143,467

Net increase in net assets resulting from operations	$25,373,573	$13,782,001

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$103,256	$48,535
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$231	$236

[1]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Year ended May 31, 2017		Year ended May 31, 2016

Operations
Net investment income		$2,992,505		$3,105,608
Net realized gains on investments		18,779,025		5,629,076
Net change in unrealized gains (losses) on investments		3,602,043		(11,392,210)

Net increase (decrease) in net assets resulting from operations		25,373,573		(2,657,526)

Distributions to shareholders from
Net investment income
Class A		(650,066)		(542,593)
Class C		(82,182)		(61,467)
Administrator Class		(2,218,341)		(2,115,400)

Total distributions to shareholders		(2,950,589)		(2,719,460)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	154,889	6,449,788	302,429	11,925,156
Class B	239 [1]	8,516 [1]	6,666	229,343
Class C	48,058	1,749,447	129,397	4,455,113
Administrator Class	485,500	17,988,856	668,947	23,470,005

		26,196,607		40,079,617

Reinvestment of distributions
Class A	15,531	638,919	13,763	533,044
Class C	2,062	73,918	1,662	56,244
Administrator Class	60,273	2,212,614	60,923	2,108,567

		2,925,451		2,697,855

Payment for shares redeemed
Class A	(325,344)	(13,483,389)	(243,456)	(9,569,788)
Class B	(4,925)[1]	(180,325)[1]	(6,490)	(227,822)
Class C	(84,404)	(3,075,798)	(67,904)	(2,314,573)
Administrator Class	(1,309,041)	(48,109,721)	(809,000)	(28,424,055)

		(64,849,233)		(40,536,238)

Net increase (decrease) in net assets resulting from capital share transactions		(35,727,175)		2,241,234

Total decrease in net assets		(13,304,191)		(3,135,752)

Net assets
Beginning of period		257,973,312		261,109,064

End of period		$244,669,121		$257,973,312

Undistributed net investment income		$2,606,513		$2,724,712

[1]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	21

	Moderate Balanced Fund
	Year ended May 31, 2017		Year ended May 31, 2016

Operations
Net investment income		$2,638,534		$2,606,971
Net realized gains on investments		9,217,094		3,030,846
Net change in unrealized gains (losses) on investments		1,926,373		(4,259,791)

Net increase in net assets resulting from operations		13,782,001		1,378,026

Distributions to shareholders from
Net investment income
Class A		(472,471)		(297,818)
Class B		0 [1]		(182)
Class C		(83,270)		(67,037)
Administrator Class		(2,075,168)		(2,056,183)
Net realized gains
Class A		(582,563)		(935,192)
Class B		0 [1]		(5,343)
Class C		(220,287)		(325,466)
Administrator Class		(2,170,812)		(5,453,616)

Total distributions to shareholders		(5,604,571)		(9,140,837)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	444,182	10,158,763	1,014,195	22,691,852
Class B	0 [1]	0 [1]	5,573	125,768
Class C	146,228	3,273,726	408,018	8,992,522
Administrator Class	981,319	22,650,129	1,214,117	27,655,326

		36,082,618		59,465,468

Reinvestment of distributions
Class A	43,981	992,139	53,460	1,186,272
Class B	0 [1]	0 [1]	203	4,571
Class C	11,795	260,860	15,738	342,627
Administrator Class	184,642	4,200,152	327,107	7,317,656

		5,453,151		8,851,126

Payment for shares redeemed
Class A	(524,653)	(12,023,431)	(350,307)	(7,888,089)
Class B	(6,694)[1]	(155,293)[1]	(7,820)	(179,801)
Class C	(194,662)	(4,375,549)	(117,584)	(2,583,589)
Administrator Class	(3,313,693)	(77,026,581)	(1,089,111)	(24,830,085)

		(93,580,854)		(35,481,564)

Net increase (decrease) in net assets resulting from capital share transactions		(52,045,085)		32,835,030

Total increase (decrease) in net assets		(43,867,655)		25,072,219

Net assets
Beginning of period		205,562,068		180,489,849

End of period		$161,694,413		$205,562,068

Undistributed net investment income		$968,561		$1,036,706

[1]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended May 31, 2017	$39.99	0.41		3.93	(0.42)	$43.91
Year ended May 31, 2016	$40.80	0.46		(0.94)	(0.33)	$39.99
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Class C
Year ended May 31, 2017	$34.82	0.13	[4]	3.38	(0.19)	$38.14
Year ended May 31, 2016	$35.63	0.12	[4]	(0.79)	(0.14)	$34.82
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Administrator Class
Year ended May 31, 2017	$35.78	0.50	[4]	3.47	(0.53)	$39.22
Year ended May 31, 2016	$36.54	0.49		(0.82)	(0.43)	$35.78
Year ended May 31, 2015	$33.98	0.45		2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended May 31
	2017	2016	2015	2014	2013
Class A	0.50%	0.51%	0.51%	0.51%	0.50%
Class C	0.50	0.50	0.51	0.51	0.50
Administrator Class	0.50	0.50	0.51	0.51	0.50

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	23

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.10%	1.34%	1.20%	10.93%	114%	$65,514
1.10%	1.35%	1.20%	(1.14)%	79%	$65,866
0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777

0.35%	2.09%	1.95%	10.10%	114%	$16,463
0.36%	2.10%	1.95%	(1.88)%	79%	$16,225
0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326

1.34%	1.26%	0.95%	11.19%	114%	$162,693
1.35%	1.27%	0.95%	(0.86)%	79%	$175,715
1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended May 31, 2017	$22.51	0.28		1.34	(0.29)	(0.37)	$23.47
Year ended May 31, 2016	$23.57	0.28	[4]	(0.23)	(0.26)	(0.85)	$22.51
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Class C
Year ended May 31, 2017	$22.05	0.11	[4]	1.32	(0.14)	(0.37)	$22.97
Year ended May 31, 2016	$23.18	0.11	[4]	(0.23)	(0.16)	(0.85)	$22.05
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Administrator Class
Year ended May 31, 2017	$22.70	0.35	[4]	1.35	(0.35)	(0.37)	$23.68
Year ended May 31, 2016	$23.75	0.32		(0.21)	(0.31)	(0.85)	$22.70
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended May 31
	2017	2016	2015	2014	2013
Class A	0.46%	0.47%	0.47%	0.46%	0.46%
Class C	0.46	0.47	0.47	0.46	0.46
Administrator Class	0.46	0.47	0.47	0.46	0.46

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	25

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.25%	1.32%	1.15%	7.33%	114%	$36,679
1.26%	1.32%	1.15%	0.34%	87%	$35,993
1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344

0.50%	2.07%	1.90%	6.56%	114%	$12,180
0.51%	2.07%	1.90%	(0.44)%	87%	$12,501
0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576

1.49%	1.24%	0.90%	7.62%	114%	$112,835
1.48%	1.23%	0.90%	0.59%	87%	$156,915
1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Allocation Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Growth Balanced Fund (“Growth Balanced Fund”) and Wells Fargo Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares of each Fund were converted to Class A shares and are no longer offered by the Funds. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Each Fund seeks to achieve its investment objective by investing in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended May 31, 2017 are included in this report and should be read in conjunction with each Fund’s financial statements. As of May 31, 2017, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Core Bond Portfolio	0	*	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	38		16
Wells Fargo Emerging Growth Portfolio	1		0	*
Wells Fargo Index Portfolio	2		1
Wells Fargo International Growth Portfolio	9		4
Wells Fargo International Value Portfolio	2		1
Wells Fargo Large Company Value Portfolio	37		15
Wells Fargo Managed Fixed Income Portfolio	53		47
Wells Fargo Real Return Portfolio	9		8
Wells Fargo Small Company Growth Portfolio	0	*	0	*
Wells Fargo Small Company Value Portfolio	4		2
Wells Fargo Stable Income Portfolio	N/A		100

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Notes to financial statements	Wells Fargo Allocation Funds	27

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may enter into futures contracts and may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

28	Wells Fargo Allocation Funds	Notes to financial statements

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Funds’ fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At May 31, 2017, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed net investment income	Accumulated net realized gains (losses) on investments
Growth Balanced Fund	$(37,757,786)	$(160,115)	$37,917,901
Moderate Balanced Fund	71,155	(75,770)	4,615

As of May 31, 2017, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $82,578,227 which expires in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Allocation Funds	29

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of May 31, 2017:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$218,906	$0	$0	$218,906
Investments measured at net asset value*				244,662,365
Total assets	$218,906	$0	$0	$244,881,271
Liabilities
Futures contracts	$20,531	$0	$0	$20,531
Total liabilities	$20,531	$0	$0	$20,531

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in aggregated affiliated Master Portfolios valued at $244,662,365 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$163,930	$0	$0	$163,930
Investments measured at net asset value*				166,068,333
Total assets	$163,930	$0	$0	$166,232,263
Liabilities
Futures contracts	$13,922	$0	$0	$13,922
Total liabilities	$13,922	$0	$0	$13,922

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in aggregated affiliated Master Portfolios valued at $166,068,333 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Funds at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

30	Wells Fargo Allocation Funds	Notes to financial statements

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of each Fund increase. For the year ended May 31, 2017, the management fee was equivalent to an annual rate of 0.30% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Funds, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class	0.13

Notes to financial statements	Wells Fargo Allocation Funds	31

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	0.90

Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the year ended May 31, 2017, State Street Bank and Trust Company, the Funds’ custodian, reimbursed the Funds for certain out-of-pocket expenses that were billed to the Funds in error from 1998-2015. These amounts are included in other income and other income allocated from affiliated Master Portfolios on the Statements of Operations. In addition, Funds Management was also reimbursed for waivers/reimbursements it made to the Funds during the period the Funds was erroneously billed. The amounts were as follows:

	Amount reimbursed to the Fund	Amount reimbursed to Funds Management
Growth Balanced Fund	$224	$3,339
Moderate Balanced Fund	179	2,917

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended May 31, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges. No contingent deferred sales charges were incurred by Class B shares for the year ended May 31, 2017.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Growth Balanced Fund	$10,608	$101
Moderate Balanced Fund	5,747	42

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

32	Wells Fargo Allocation Funds	Notes to financial statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$103,500,490	$197,061,018	$98,412,418	$220,637,607
Moderate Balanced Fund	95,527,741	113,797,464	93,134,626	119,386,998

*	The Funds seek to achieve their investment objective by investing in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2017, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At May 31, 2017, the Funds had short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized losses
Growth Balanced Fund	9-20-2017	Goldman Sachs	146 Short	10-Year U.S. Treasury Notes	$18,439,344	$(61,760)
Moderate Balanced Fund	9-20-2017	Goldman Sachs	99 Short	10-Year U.S. Treasury Notes	12,503,391	(41,940)

Growth Balanced Fund and Moderate Balanced Fund had average notional amounts of $12,846,578 and $9,939,971, respectively, in short futures contracts during the year ended May 31, 2017.

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows for Growth Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$0	*	Payable for daily variation margin on open futures contracts	$20,531	*

*	Only the current day’s variation margin as of May 31, 2017 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2017 was as follows for Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$175,973	$(31,485)
Equity risk	161,213	0
	$337,186	$(31,485)

Notes to financial statements	Wells Fargo Allocation Funds	33

The fair value of derivative instruments as of May 31, 2017 was as follows for Moderate Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$0	*	Payable for daily variation margin on open futures contracts	$13,922	*

*	Only the current day’s variation margin as of May 31, 2017 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2017 was as follows for Moderate Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate risk	$134,831	$(18,063)
Equity risk	127,273	0
	$262,104	$(18,603)

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$20,531	$0	$(20,531)	$0
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	13,922	0	(13,922)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the annual revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the year ended May 31, 2017, there were no borrowings by the Funds under the agreement.

34	Wells Fargo Allocation Funds	Notes to financial statements

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2017 and May 31, 2016 were as follows:

	Ordinary income		Long-term capital gain
	2017	2016	2017	2016
Growth Balanced Fund	$2,950,589	$2,719,460	$0	$0
Moderate Balanced Fund	3,239,278	2,856,780	2,365,293	6,284,057

As of May 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Capital loss carryforward
Growth Balanced Fund	$2,861,333	$0	$29,294,183	$(82,578,227)
Moderate Balanced Fund	1,601,549	5,805,373	14,246,445	0

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in each Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Report of independent registered public accounting firm	Wells Fargo Allocation Funds	35

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Growth Balanced Fund and Wells Fargo Moderate Balanced Fund (collectively the “Funds”), two of the funds constituting the Wells Fargo Funds Trust, as of May 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 2017, by correspondence with the custodian and brokers, transfer agent, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2017, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 26, 2017

36	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.33%

Consumer Discretionary: 15.10%

Hotels, Restaurants & Leisure: 2.92%
Brinker International Incorporated «	82,700	$3,244,321
Carnival Corporation	115,400	7,393,678

		10,637,999

Household Durables: 2.31%
Whirlpool Corporation	45,200	8,386,408

Media: 4.84%
Omnicom Group Incorporated	109,500	9,167,340
Twenty-First Century Fox Incorporated Class A	311,000	8,434,320

		17,601,660

Textiles, Apparel & Luxury Goods: 5.03%
Gildan Activewear Incorporated	372,100	10,768,574
HanesBrands Incorporated «	364,900	7,535,185

		18,303,759

Consumer Staples: 5.77%

Beverages: 1.99%
Diageo plc ADR	59,420	7,244,486

Personal Products: 2.04%
Unilever NV ADR «	131,040	7,440,451

Tobacco: 1.74%
Philip Morris International	52,700	6,313,460

Energy: 6.13%

Energy Equipment & Services: 1.46%
Schlumberger Limited	76,300	5,309,717

Oil, Gas & Consumable Fuels: 4.67%
Chevron Corporation	31,500	3,259,620
Exxon Mobil Corporation	97,900	7,880,950
World Fuel Services Corporation	165,000	5,831,100

		16,971,670

Financials: 26.53%

Banks: 5.92%
Bank of America Corporation	216,400	4,849,524
JPMorgan Chase & Company	121,300	9,964,795
PNC Financial Services Group Incorporated	56,600	6,718,420

		21,532,739

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	37

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 6.86%
Brookfield Asset Management Incorporated Class A «	203,700	$7,714,119
Intercontinental Exchange Incorporated	121,800	7,331,142
State Street Corporation	122,000	9,938,120

		24,983,381

Consumer Finance: 1.49%
Synchrony Financial	201,900	5,421,015

Diversified Financial Services: 1.90%
Berkshire Hathaway Incorporated Class B †	41,800	6,908,704

Insurance: 10.36%
Chubb Limited	64,500	9,235,755
FNF Group	265,400	11,308,694
RenaissanceRe Holdings Limited	49,800	7,114,428
The Progressive Corporation	236,100	10,017,723
Trisura Group Limited †(a)	1,198	18,299

		37,694,899

Health Care: 14.88%

Health Care Equipment & Supplies: 4.64%
Abbott Laboratories	227,300	10,378,518
Becton Dickinson & Company	34,300	6,490,589

		16,869,107

Health Care Providers & Services: 6.52%
Cardinal Health Incorporated	90,100	6,693,529
Laboratory Corporation of America Holdings †	76,300	10,605,700
UnitedHealth Group Incorporated	36,800	6,446,624

		23,745,853

Pharmaceuticals: 3.72%
Allergan plc	36,300	8,122,125
Johnson & Johnson	42,200	5,412,150

		13,534,275

Industrials: 13.08%

Aerospace & Defense: 2.29%
Rockwell Collins Incorporated	76,500	8,342,325

Air Freight & Logistics: 1.70%
United Parcel Service Incorporated Class B	58,500	6,199,245

Electrical Equipment: 4.12%
AMETEK Incorporated	126,800	7,737,336
Eaton Corporation plc	93,600	7,242,768

		14,980,104

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Industrial Conglomerates: 1.01%
3M Company		18,000	$3,680,460

Machinery: 1.11%
Parker-Hannifin Corporation		25,700	4,046,979

Trading Companies & Distributors: 2.85%
AerCap Holdings NV †		235,200	10,353,504

Information Technology: 5.27%

Electronic Equipment, Instruments & Components: 1.05%
TE Connectivity Limited		48,700	3,839,995

IT Services: 3.56%
Accenture plc Class A		30,600	3,808,782
Alliance Data Systems Corporation		23,400	5,642,442
The Western Union Company		184,600	3,511,092

			12,962,316

Semiconductors & Semiconductor Equipment: 0.66%
Analog Devices Incorporated		27,805	2,384,557

Materials: 6.79%

Chemicals: 2.45%
Axalta Coating Systems Limited †		284,200	8,895,460

Containers & Packaging: 4.34%
Ball Corporation		183,000	7,484,700
Crown Holdings Incorporated †		143,900	8,308,786

			15,793,486

Real Estate: 1.78%

Real Estate Management & Development: 1.78%
CBRE Group Incorporated Class A †		185,600	6,473,728

Total Common Stocks (Cost $256,822,711)			346,851,742

	Yield
Short-Term Investments: 10.06%

Investment Companies: 10.06%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%	24,100,596	24,103,006
Wells Fargo Government Money Market Select Class (l)(u)	0.71	12,499,686	12,499,686

Total Short-Term Investments (Cost $36,602,641)			36,602,692

Total investments in securities (Cost $293,425,352) *	105.39%	383,454,434
Other assets and liabilities, net	(5.39)	(19,601,054)

Total net assets	100.00%	$363,853,380

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	39

C&B LARGE CAP VALUE PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $298,983,965 and unrealized gains (losses) consists of:

Gross unrealized gains	$93,470,378
Gross unrealized losses	(8,999,909)

Net unrealized gains	$84,470,469

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.09%

Consumer Discretionary: 16.65%

Auto Components: 0.71%
Lear Corporation	5,051	$752,801

Automobiles: 0.57%
General Motors Company	17,849	605,617

Hotels, Restaurants & Leisure: 1.32%
Marriott International Incorporated Class A	2,630	283,120
Royal Caribbean Cruises Limited	1,710	188,408
Starbucks Corporation	14,598	928,579
		1,400,107

Internet & Direct Marketing Retail: 5.22%
Amazon.com Incorporated †	4,390	4,366,382
Netflix Incorporated †	2,180	355,493
The Priceline Group Incorporated †	440	825,920
		5,547,795

Leisure Products: 0.18%
The Brunswick Corporation	3,420	188,989

Media: 1.04%
Comcast Corporation Class A	19,410	809,203
Live Nation Incorporated †	8,640	297,994
		1,107,197

Multiline Retail: 1.45%
Dollar Tree Incorporated †	19,920	1,547,784

Specialty Retail: 5.74%
Burlington Stores Incorporated †	4,530	443,261
Foot Locker Incorporated	9,046	537,423
Lowe’s Companies Incorporated	8,890	700,265
O’Reilly Automotive Incorporated †	2,220	537,418
The Home Depot Incorporated	17,521	2,689,649
The TJX Companies Incorporated	9,974	750,145
ULTA Beauty Incorporated †	1,450	442,018
		6,100,179

Textiles, Apparel & Luxury Goods: 0.42%
Nike Incorporated Class B	8,360	442,996

Consumer Staples: 4.78%

Beverages: 0.87%
Constellation Brands Incorporated Class A	2,860	522,665
Dr Pepper Snapple Group Incorporated	2,950	273,790
The Coca-Cola Company	2,840	129,135
		925,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	41

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Food & Staples Retailing: 2.50%
Costco Wholesale Corporation	4,970	$896,737
CVS Health Corporation	6,597	506,848
Sysco Corporation	11,157	608,726
Wal-Mart Stores Incorporated	8,130	639,018
		2,651,329

Food Products: 0.67%
Pinnacle Foods Incorporated	11,424	711,829

Personal Products: 0.74%
The Estee Lauder Companies Incorporated Class A	8,350	786,069

Energy: 2.90%

Energy Equipment & Services: 0.12%
Schlumberger Limited	1,830	127,350

Oil, Gas & Consumable Fuels: 2.78%
Chevron Corporation	5,395	558,275
Concho Resources Incorporated †	6,370	807,589
EOG Resources Incorporated	3,760	339,566
Exxon Mobil Corporation	6,781	545,871
Pioneer Natural Resources Company	1,020	170,197
Valero Energy Corporation	8,637	530,916
		2,952,414

Financials: 7.79%

Banks: 3.00%
Bank of America Corporation	27,421	614,505
Citizens Financial Group Incorporated	17,330	590,953
Huntington Bancshares Incorporated	49,445	620,040
JPMorgan Chase & Company	8,919	732,696
SunTrust Banks Incorporated	11,753	627,258
		3,185,452

Capital Markets: 3.55%
Charles Schwab Corporation	13,970	541,338
CME Group Incorporated	7,510	880,848
Market Axess Holdings Incorporated	930	177,239
Morgan Stanley	18,640	778,034
TD Ameritrade Holding Corporation	7,080	264,509
The Goldman Sachs Group Incorporated	5,330	1,126,016
		3,767,984

Insurance: 1.24%
Lincoln National Corporation	9,921	644,667
Prudential Financial Incorporated	6,441	675,339
		1,320,006

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Health Care: 13.04%

Biotechnology: 5.38%
Amgen Incorporated	3,546	$550,481
BioMarin Pharmaceutical Incorporated †	8,510	745,816
Celgene Corporation †	13,710	1,568,561
Gilead Sciences Incorporated	6,331	410,819
Incyte Corporation †	4,160	538,013
Neurocrine Biosciences Incorporated †	2,860	124,324
Regeneron Pharmaceuticals Incorporated †	1,420	651,865
Tesaro Incorporated †«	1,620	241,882
Vertex Pharmaceuticals Incorporated †	7,170	886,212
		5,717,973

Health Care Equipment & Supplies: 2.30%
Boston Scientific Corporation †	22,100	597,363
Danaher Corporation	8,010	680,369
Edwards Lifesciences Corporation †	6,690	769,818
Intuitive Surgical Incorporated †	170	155,496
West Pharmaceutical Services Incorporated	2,450	237,699
		2,440,745

Health Care Providers & Services: 3.14%
Acadia Healthcare Company Incorporated †«	14,140	584,548
Aetna Incorporated	5,636	816,431
Centene Corporation †	9,253	672,045
HCA Holdings Incorporated †	6,741	552,155
UnitedHealth Group Incorporated	4,034	706,676
		3,331,855

Health Care Technology: 0.10%
Veeva Systems Incorporated Class A †	1,740	110,560

Life Sciences Tools & Services: 0.43%
Agilent Technologies Incorporated	3,330	200,932
PRA Health Sciences Incorporated †	3,550	256,488
		457,420

Pharmaceuticals: 1.69%
Merck & Company Incorporated	9,076	590,938
Zoetis Incorporated	19,432	1,210,225
		1,801,163

Industrials: 10.23%

Aerospace & Defense: 1.80%
Northrop Grumman Corporation	2,844	737,222
Spirit AeroSystems Holdings Incorporated Class A	11,817	643,908
The Boeing Company	2,830	530,993
		1,912,123

Air Freight & Logistics: 0.73%
FedEx Corporation	3,980	771,483

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	43

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Airlines: 0.80%
Delta Air Lines Incorporated	12,249	$601,793
Southwest Airlines Company	4,053	243,545

		845,338

Commercial Services & Supplies: 1.28%
KAR Auction Services Incorporated	14,161	616,995
Waste Connections Incorporated	7,840	745,976

		1,362,971

Construction & Engineering: 0.50%
EMCOR Group Incorporated	8,507	536,111

Electrical Equipment: 0.33%
Rockwell Automation Incorporated	2,230	353,946

Industrial Conglomerates: 1.04%
3M Company	2,910	595,008
Honeywell International Incorporated	3,820	508,022

		1,103,030

Machinery: 1.13%
Fortive Corporation	8,905	556,117
Stanley Black & Decker Incorporated	4,648	639,751

		1,195,868

Professional Services: 0.20%
IHS Markit Limited †	4,720	216,412

Road & Rail: 2.42%
CSX Corporation	5,651	306,115
Norfolk Southern Corporation	4,640	575,499
Union Pacific Corporation	15,290	1,686,487

		2,568,101

Information Technology: 38.33%

Electronic Equipment, Instruments & Components: 1.44%
CDW Corporation	13,619	819,591
Jabil Circuit Incorporated	23,747	710,510

		1,530,101

Internet Software & Services: 10.49%
Alphabet Incorporated Class A †	3,634	3,587,085
Alphabet Incorporated Class C †	2,381	2,297,331
CoStar Group Incorporated †	770	201,409
eBay Incorporated †	11,750	403,025
Facebook Incorporated Class A †	28,910	4,378,709
MercadoLibre Incorporated	1,000	275,110

		11,142,669

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 5.96%
Accenture plc Class A	2,630	$327,356
Euronet Worldwide Incorporated †	420	36,369
Global Payments Incorporated	800	73,288
MasterCard Incorporated Class A	15,370	1,888,666
PayPal Holdings Incorporated †	24,350	1,271,314
Square Incorporated Class A †	22,470	516,585
Visa Incorporated Class A	23,290	2,217,907

		6,331,485

Semiconductors & Semiconductor Equipment: 6.92%
Analog Devices Incorporated	7,844	672,701
Broadcom Limited	5,451	1,305,405
Intel Corporation	15,486	559,199
Microchip Technology Incorporated	22,259	1,854,175
NVIDIA Corporation	10,117	1,460,389
NXP Semiconductors NV †	170	18,683
Texas Instruments Incorporated	18,020	1,486,470

		7,357,022

Software: 9.91%
Adobe Systems Incorporated †	8,661	1,228,649
Electronic Arts Incorporated †	7,555	856,208
Microsoft Corporation	58,768	4,104,357
PTC Incorporated †	1,520	87,522
Salesforce.com Incorporated †	11,474	1,028,529
ServiceNow Incorporated †	9,150	957,548
Splunk Incorporated †	14,508	888,470
Take-Two Interactive Software Incorporated †	2,630	201,826
Ultimate Software Group Incorporated †«	2,106	464,878
VMware Incorporated Class A †	7,308	709,972

		10,527,959

Technology Hardware, Storage & Peripherals: 3.61%
Apple Incorporated	16,237	2,480,365
HP Incorporated	34,582	648,758
NetApp Incorporated	17,551	710,640

		3,839,763

Materials: 4.31%

Chemicals: 3.10%
Dow Chemical Company	11,216	694,943
Ecolab Incorporated	9,480	1,259,323
Praxair Incorporated	10,130	1,340,098

		3,294,364

Containers & Packaging: 0.64%
Avery Dennison Corporation	8,050	678,293

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	45

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Metals & Mining: 0.57%
Nucor Corporation		10,464	$607,958

Real Estate: 0.86%

Equity REITs: 0.86%
American Tower Corporation		2,400	314,856
Prologis Incorporated		10,875	603,992

			918,848

Telecommunication Services: 0.20%

Wireless Telecommunication Services: 0.20%
T-Mobile US Incorporated †		3,120	210,350

Total Common Stocks (Cost $70,462,153)			105,285,399

	Yield
Short-Term Investments: 1.58%

Investment Companies: 1.58%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%	1,105,508	1,105,618
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71	568,057	568,057

Total Short-Term Investments (Cost $1,673,649)			1,673,675

Total investments in securities (Cost $72,135,802) *	100.67%	106,959,074
Other assets and liabilities, net	(0.67)	(706,661)

Total net assets	100.00%	$106,252,413

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $72,430,252 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,755,646
Gross unrealized losses	(1,226,824)

Net unrealized gains	$34,528,822

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.70%

Consumer Discretionary: 13.55%

Auto Components: 1.45%
Cooper-Standard Holdings Incorporated †	73,860	$7,977,619
LCI Industries	40,130	3,571,570

		11,549,189

Diversified Consumer Services: 0.80%
Grand Canyon Education Incorporated †	80,660	6,323,744

Hotels, Restaurants & Leisure: 3.55%
Papa John’s International Incorporated	39,200	3,158,344
Planet Fitness Incorporated Class A	371,991	8,128,003
Playa Hotels & Resorts S.L. †	348,400	3,644,264
The Habit Restaurants Incorporated Class A †	373,678	6,931,727
Wingstop Incorporated «	223,498	6,371,928

		28,234,266

Household Durables: 0.91%
iRobot Corporation †	45,700	4,237,304
Universal Electronics Incorporated †	46,900	3,029,740

		7,267,044

Leisure Products: 1.11%
MCBC Holdings Incorporated	253,706	4,878,766
Nautilus Group Incorporated †	215,830	3,917,315

		8,796,081

Media: 1.83%
IMAX Corporation †	249,350	6,246,218
Nexstar Broadcasting Group Incorporated	144,400	8,259,680

		14,505,898

Multiline Retail: 1.25%
Ollie’s Bargain Outlet Holdings Incorporated †	242,260	9,968,999

Specialty Retail: 2.65%
Camping World Holdings Incorporated Class A	101,844	2,749,788
Five Below Incorporated †	90,097	4,621,976
Lithia Motors Incorporated Class A	150,330	13,657,481

		21,029,245

Energy: 2.35%

Oil, Gas & Consumable Fuels: 2.35%
Matador Resources Company †«	160,736	3,663,173
PDC Energy Incorporated †	84,590	4,200,739
RSP Permian Incorporated †	302,358	10,760,921

		18,624,833

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	47

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 6.91%

Capital Markets: 3.92%
Financial Engines Incorporated	247,570	$9,382,903
MarketAxess Holdings Incorporated	88,241	16,816,970
Stifel Financial Corporation †	115,300	4,915,239

		31,115,112

Insurance: 0.84%
Kinsale Capital Group Incorporated	184,030	6,669,247

Thrifts & Mortgage Finance: 2.15%
LendingTree Incorporated †	110,032	17,120,979

Health Care: 22.61%

Biotechnology: 6.04%
Clovis Oncology Incorporated †	135,400	6,994,764
Exact Sciences Corporation †	133,100	4,854,157
Ligand Pharmaceuticals Incorporated †«	133,201	14,423,004
Repligen Corporation †	319,280	12,528,547
Spark Therapeutics Incorporated †	87,200	4,441,096
Ultragenyx Pharmaceutical Incorporated †«	88,144	4,746,554

		47,988,122

Health Care Equipment & Supplies: 10.34%
Cantel Medical Corporation	49,700	3,867,654
Genmark Diagnostics Incorporated †	99,900	1,292,706
Glaukos Corporation †«	232,159	9,451,193
Inogen Incorporated †	114,450	10,144,848
Integra LifeSciences Holdings Corporation †	289,040	14,553,164
iRhythm Technologies Incorporated †	175,512	6,086,756
Nevro Corporation †	182,355	12,551,495
NxStage Medical Incorporated †	285,170	6,176,782
The Spectranetics Corporation †	669,239	18,069,453

		82,194,051

Health Care Providers & Services: 4.14%
Acadia Healthcare Company Incorporated †«	220,110	9,099,347
HealthEquity Incorporated †	301,712	13,818,410
Surgery Partners Incorporated †	238,681	5,203,246
Teladoc Incorporated †«	155,679	4,763,777

		32,884,780

Health Care Technology: 0.79%
Evolent Health Incorporated Class A †«	272,400	6,251,580

Life Sciences Tools & Services: 1.00%
Cambrex Corporation †	51,600	2,776,080
INC Research Holdings Incorporated Class A †	91,025	5,174,771

		7,950,851

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals: 0.30%
Heska Corporation †	24,400	$2,407,304

Industrials: 18.87%

Aerospace & Defense: 0.79%
HEICO Corporation	84,125	6,242,916

Airlines: 0.97%
SkyWest Incorporated	224,230	7,691,089

Building Products: 1.42%
Apogee Enterprises Incorporated	161,060	8,581,277
JELD-WEN Holding Incorporated †	85,966	2,685,578

		11,266,855

Commercial Services & Supplies: 0.67%
Advanced Disposal Services Incorporated †	230,022	5,364,113

Construction & Engineering: 2.92%
Dycom Industries Incorporated †«	116,230	9,785,404
Granite Construction Incorporated	153,450	7,190,667
MasTec Incorporated †	147,900	6,270,960

		23,247,031

Machinery: 4.95%
John Bean Technologies Corporation	171,490	14,799,587
Milacron Holdings Corporation †	443,128	7,705,996
Mueller Water Products Incorporated Class A	410,420	4,588,496
REV Group Incorporated	121,983	3,275,244
Rexnord Corporation †	393,410	8,969,748

		39,339,071

Professional Services: 5.37%
On Assignment Incorporated †	465,743	24,404,933
WageWorks Incorporated †	258,014	18,254,491

		42,659,424

Trading Companies & Distributors: 1.78%
Beacon Roofing Supply Incorporated †	182,910	8,821,749
BMC Stock Holdings Incorporated †	273,760	5,338,320

		14,160,069

Information Technology: 33.41%

Communications Equipment: 0.33%
Quantenna Communications Incorporated †	137,222	2,623,685

Electronic Equipment, Instruments & Components: 2.29%
Littelfuse Incorporated	58,740	9,512,943
Mercury Computer Systems Incorporated †	218,286	8,681,234

		18,194,177

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	49

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Internet Software & Services: 12.81%
2U Incorporated †	232,050	$9,920,138
Benefitfocus Incorporated †	64,400	2,047,920
Cloudera Incorporated †	112,138	2,326,864
Coupa Software Incorporated †	153,174	5,241,614
Criteo SA ADR †«	55,600	2,915,108
Envestnet Incorporated †	338,192	12,124,183
Five9 Incorporated †	651,240	14,633,363
GrubHub Incorporated †«	35,500	1,543,185
LogMeIn Incorporated	105,520	11,712,720
Q2 Holdings Incorporated †	628,643	24,894,263
SPS Commerce Incorporated †	103,738	6,033,402
Wix.com Limited †	37,500	2,763,750
Xactly Corporation †	358,777	5,632,799

		101,789,309

IT Services: 2.47%
InterXion Holding NV †	441,320	19,616,674

Semiconductors & Semiconductor Equipment: 4.97%
Cavium Incorporated †	126,180	9,207,355
MaxLinear Incorporated Class A †	254,878	7,939,450
Microsemi Corporation †	199,150	9,780,257
Monolithic Power Systems Incorporated	127,580	12,528,356

		39,455,418

Software: 10.54%
Appian Corporation †	60,291	1,064,136
BlackLine Incorporated †«	133,703	4,513,813
CyberArk Software Limited †«	256,410	12,566,654
HubSpot Incorporated †	169,976	12,255,270
Paycom Software Incorporated †	92,930	6,081,339
Paylocity Holding Corporation †	130,193	6,099,542
Proofpoint Incorporated †	244,330	21,012,380
Realpage Incorporated †	78,500	2,716,100
Ringcentral Incorporated Class A †	239,660	8,172,406
Talend SA †	284,078	9,309,234

		83,790,874

Total Common Stocks (Cost $542,026,631)		776,322,030

Exchange-Traded Funds: 1.00%
iShares Russell 2000 Growth Index Fund ETF	48,700	7,954,171

Total Exchange-Traded Funds (Cost $8,099,648)		7,954,171

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

EMERGING GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 8.88%

Investment Companies: 8.88%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%	57,161,425	$57,167,142
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71	13,424,042	13,424,042

Total Short-Term Investments (Cost $70,585,467)			70,591,184

Total investments in securities (Cost $620,711,746) *	107.58%	854,867,385
Other assets and liabilities, net	(7.58)	(60,227,373)

Total net assets	100.00%	$794,640,012

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $623,007,478 and unrealized gains (losses) consists of:

Gross unrealized gains	$243,904,429
Gross unrealized losses	(12,044,522)

Net unrealized gains	$231,859,907

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	51

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.59%

Consumer Discretionary: 12.30%

Auto Components: 0.19%
Other securities		$3,869,480	0.19%

Automobiles: 0.47%
Other securities		9,501,396	0.47

Distributors: 0.11%
Other securities		2,249,690	0.11

Diversified Consumer Services: 0.03%
Other securities		527,536	0.03

Hotels, Restaurants & Leisure: 1.74%
McDonald’s Corporation	78,597	11,859,501	0.59
Starbucks Corporation	139,864	8,896,749	0.44
Other securities		14,311,214	0.71

		35,067,464	1.74

Household Durables: 0.46%
Other securities		9,156,832	0.46

Internet & Direct Marketing Retail: 2.75%
Amazon.com Incorporated †	38,008	37,803,517	1.88
The Priceline Group Incorporated †	4,719	8,857,988	0.44
Other securities		8,816,780	0.43

		55,478,285	2.75

Leisure Products: 0.09%
Other securities		1,882,985	0.09

Media: 3.11%
Comcast Corporation Class A	454,190	18,935,181	0.94
The Walt Disney Company	139,610	15,069,503	0.75
Other securities		28,744,067	1.42

		62,748,751	3.11

Multiline Retail: 0.41%
Other securities		8,287,534	0.41

Specialty Retail: 2.30%
The Home Depot Incorporated	116,905	17,946,087	0.89
Other securities		28,419,821	1.41

		46,365,908	2.30

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2017

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.64%
Other securities		$12,787,574	0.64%

Consumer Staples: 9.28%

Beverages: 2.08%
PepsiCo Incorporated	136,967	16,007,333	0.79
The Coca-Cola Company	370,832	16,861,731	0.84
Other securities		9,170,896	0.45

		42,039,960	2.08

Food & Staples Retailing: 1.96%
Wal-Mart Stores Incorporated	144,515	11,358,879	0.56
Other securities		28,106,216	1.40

		39,465,095	1.96

Food Products: 1.49%
Other securities		30,009,311	1.49

Household Products: 1.76%
The Procter & Gamble Company	245,340	21,612,001	1.07
Other securities		13,831,905	0.69

		35,443,906	1.76

Personal Products: 0.14%
Other securities		2,863,733	0.14

Tobacco: 1.85%
Altria Group Incorporated	186,123	14,041,119	0.70
Philip Morris International	148,884	17,836,303	0.89
Other securities		5,337,633	0.26

		37,215,055	1.85

Energy: 5.91%

Energy Equipment & Services: 0.93%
Schlumberger Limited	133,791	9,310,516	0.46
Other securities		9,382,845	0.47

		18,693,361	0.93

Oil, Gas & Consumable Fuels: 4.98%
Chevron Corporation	181,678	18,800,039	0.93
Exxon Mobil Corporation	397,933	32,033,607	1.59
Other securities		49,645,862	2.46

		100,479,508	4.98

Financials: 13.52%

Banks: 5.95%
Bank of America Corporation	962,092	21,560,482	1.07
Citigroup Incorporated	265,900	16,097,586	0.80

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	53

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
JPMorgan Chase & Company	342,795	$28,160,609	1.40%
Wells Fargo & Company (l)	432,148	22,100,049	1.10
Other securities		31,941,506	1.58

		119,860,232	5.95

Capital Markets: 2.71%
Other securities		54,744,865	2.71

Consumer Finance: 0.68%
Other securities		13,697,578	0.68

Diversified Financial Services: 1.53%
Berkshire Hathaway Incorporated Class B †	182,272	30,125,916	1.49
Other securities		757,968	0.04

		30,883,884	1.53

Insurance: 2.65%
Other securities		53,384,782	2.65

Health Care: 13.70%

Biotechnology: 2.65%
AbbVie Incorporated	152,966	10,098,815	0.50
Amgen Incorporated	70,676	10,971,742	0.54
Celgene Corporation †	74,660	8,541,851	0.42
Other securities		23,783,300	1.19

		53,395,708	2.65

Health Care Equipment & Supplies: 2.69%
Medtronic plc	131,369	11,071,779	0.55
Other securities		43,085,739	2.14

		54,157,518	2.69

Health Care Providers & Services: 2.67%
UnitedHealth Group Incorporated	92,330	16,174,369	0.80
Other securities		37,634,283	1.87

		53,808,652	2.67

Health Care Technology: 0.09%
Other securities		1,840,387	0.09

Life Sciences Tools & Services: 0.71%
Other securities		14,324,212	0.71

Pharmaceuticals: 4.89%
Bristol-Myers Squibb Company	160,527	8,660,432	0.43
Johnson & Johnson	260,395	33,395,659	1.66
Merck & Company Incorporated	263,487	17,155,639	0.85
Pfizer Incorporated	571,190	18,649,354	0.92

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2017

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals (continued)
Other securities		$20,689,324	1.03%

		98,550,408	4.89

Industrials: 10.02%

Aerospace & Defense: 2.32%
The Boeing Company	54,664	10,256,606	0.51
United Technologies Corporation	71,923	8,722,821	0.43
Other securities		27,875,642	1.38

		46,855,069	2.32

Air Freight & Logistics: 0.66%
Other securities		13,402,120	0.66

Airlines: 0.62%
Other securities		12,556,239	0.62

Building Products: 0.33%
Other securities		6,554,503	0.33

Commercial Services & Supplies: 0.30%
Other securities		5,946,441	0.30

Construction & Engineering: 0.08%
Other securities		1,653,995	0.08

Electrical Equipment: 0.55%
Other securities		10,991,511	0.55

Industrial Conglomerates: 2.31%
3M Company	57,216	11,698,956	0.58
General Electric Company	837,301	22,925,301	1.14
Honeywell International Incorporated	73,050	9,714,920	0.48
Other securities		2,221,334	0.11

		46,560,511	2.31

Machinery: 1.53%
Other securities		30,831,527	1.53

Professional Services: 0.23%
Other securities		4,586,338	0.23

Road & Rail: 0.94%
Union Pacific Corporation	78,098	8,614,209	0.43
Other securities		10,301,118	0.51

		18,915,327	0.94

Trading Companies & Distributors: 0.15%
Other securities		2,973,128	0.15

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	55

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Information Technology: 22.84%

Communications Equipment: 0.98%
Cisco Systems Incorporated	480,595	$15,153,160	0.75%
Other securities		4,532,772	0.23

		19,685,932	0.98

Electronic Equipment, Instruments & Components: 0.40%
Other securities		7,978,829	0.40

Internet Software & Services: 4.90%
Alphabet Incorporated Class A †	28,514	28,145,884	1.39
Alphabet Incorporated Class C †	28,359	27,362,465	1.36
Facebook Incorporated Class A †	226,021	34,233,141	1.70
Other securities		9,120,716	0.45

		98,862,206	4.90

IT Services: 3.87%
International Business Machines Corporation	82,372	12,572,438	0.62
MasterCard Incorporated Class A	90,417	11,110,441	0.55
Visa Incorporated Class A	178,311	16,980,557	0.84
Other securities		37,428,015	1.86

		78,091,451	3.87

Semiconductors & Semiconductor Equipment: 3.55%
Broadcom Limited	38,487	9,216,867	0.46
Intel Corporation	453,737	16,384,443	0.81
Other securities		45,978,073	2.28

		71,579,383	3.55

Software: 4.79%
Microsoft Corporation	741,597	51,793,134	2.57
Oracle Corporation	287,623	13,055,208	0.65
Other securities		31,611,940	1.57

		96,460,282	4.79

Technology Hardware, Storage & Peripherals: 4.35%
Apple Incorporated	503,501	76,914,813	3.82
Other securities		10,830,872	0.53

		87,745,685	4.35

Materials: 2.77%

Chemicals: 2.06%
Other securities		41,589,188	2.06

Construction Materials: 0.15%
Other securities		2,939,557	0.15

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2017

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Containers & Packaging: 0.31%
Other securities				$6,317,017	0.31%

Metals & Mining: 0.25%
Other securities				4,985,976	0.25

Real Estate: 2.85%

Equity REITs: 2.80%
Other securities				56,455,959	2.80

Real Estate Management & Development: 0.05%
Other securities				1,006,462	0.05

Telecommunication Services: 2.18%

Diversified Telecommunication Services: 2.18%
AT&T Incorporated			589,395	22,709,389	1.13
Verizon Communications Incorporated			391,194	18,245,288	0.91
Other securities				2,977,489	0.14

				43,932,166	2.18

Utilities: 3.22%

Electric Utilities: 2.02%
Other securities				40,681,772	2.02

Independent Power & Renewable Electricity Producers: 0.06%
Other securities				1,225,875	0.06

Multi-Utilities: 1.07%
Other securities				21,583,899	1.07

Water Utilities: 0.07%
Other securities				1,337,113	0.07

Total Common Stocks (Cost $782,258,360)				1,987,067,051	98.59

	Yield
Short-Term Investments: 1.44%

Investment Companies: 1.38%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%		10,256,007	10,257,033	0.51
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		17,511,265	17,511,265	0.87

				27,768,298	1.38

		Maturity date	Principal

U.S. Treasury Securities: 0.06%
U.S. Treasury Bill #(z)	0.22	7-6-2017	$331,000	330,762	0.02
U.S. Treasury Bill #(z)	0.87	8-17-2017	511,000	509,993	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	57

INDEX PORTFOLIO

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)	0.97%	8-24-2017	$443,000	$442,049	0.02%

				1,282,804	0.06

Total Short-Term Investments (Cost $29,050,606)				29,051,102	1.44

Total investments in securities (Cost $811,308,966) *				2,016,118,153	100.03%
Other assets and liabilities, net				(583,555)	(0.03)

Total net assets				$2,015,534,598	100.00%

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $855,744,233 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,223,328,693
Gross unrealized losses	(62,954,773)

Net unrealized gains	$1,160,373,920

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 92.35%

Australia: 1.02%
Westpac Banking Corporation (Financials, Banks)	62,197	$1,409,573

Belgium: 0.48%
Telenet Group Holding NV (Consumer Discretionary, Media) †	10,080	668,078

Brazil: 0.73%
Ambev SA ADR (Consumer Staples, Beverages)	176,065	1,005,331

Canada: 3.51%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	30,484	4,823,483

Chile: 0.16%
Sociedad Quimica Minera de Chile (Materials, Chemicals)	5,956	214,595

China: 3.81%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	37,081	4,540,939
Tencent Holdings Limited (Information Technology, Internet Software & Services)	20,200	693,678

		5,234,617

Denmark: 0.23%
ISS AS (Industrials, Commercial Services & Supplies)	7,557	313,284

France: 4.34%
AXA SA (Financials, Insurance)	5,029	134,115
BNP Paribas SA (Financials, Banks)	2,169	153,064
Eiffage SA (Industrials, Construction & Engineering)	16,016	1,456,417
Schneider Electric SE (Industrials, Electrical Equipment)	19,320	1,487,965
Vallourec SA (Energy, Energy Equipment & Services) †«	84,426	532,431
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	83,202	2,203,903

		5,967,895

Germany: 21.31%
Allianz AG (Financials, Insurance)	25,084	4,815,637
Beiersdorf AG (Consumer Staples, Personal Products)	24,642	2,646,359
Deutsche Boerse AG (Financials, Diversified Financial Services)	58,807	6,109,303
Deutsche Post AG (Industrials, Air Freight & Logistics)	51,111	1,866,865
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	82,899	1,650,632
Linde AG (Materials, Chemicals)	31,485	6,010,903
SAP SE (Information Technology, Software)	12,549	1,345,409
Vonovia SE (Real Estate, Real Estate Management & Development)	39,053	1,534,359
Wirecard AG (Information Technology, IT Services) «	49,883	3,324,618

		29,304,085

Hong Kong: 2.61%
AIA Group Limited (Financials, Insurance)	505,800	3,586,175

Indonesia: 0.61%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	771,000	837,855

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	59

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 3.83%
Allegion plc (Industrials, Building Products)	10,439	$820,819
Medtronic plc (Health Care, Health Care Equipment & Supplies)	52,729	4,444,000

		5,264,819

Italy: 4.51%
Assicurazioni Generali SpA (Financials, Insurance)	128,671	2,030,822
Atlantia SpA (Industrials, Transportation Infrastructure)	31,192	868,279
Intesa Sanpaolo SpA (Financials, Banks)	735,557	2,105,381
UniCredit SpA (Financials, Banks)	68,296	1,194,535

		6,199,017

Japan: 10.03%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	23,500	987,106
CALBEE Incorporated (Consumer Staples, Food Products)	39,000	1,510,700
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	25,590	312,625
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	121,654	4,570,675
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	27,500	1,318,014
Nomura Holdings Incorporated (Financials, Capital Markets)	306,800	1,837,753
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	132,493	3,250,415

		13,787,288

Luxembourg: 0.69%
RTL Group SA (Consumer Discretionary, Media)	6,034	469,600
Tenaris SA ADR (Energy, Energy Equipment & Services) «	15,758	477,467

		947,067

Mexico: 0.59%
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	355,100	813,001

Netherlands: 6.50%
Akzo Nobel NV (Materials, Chemicals)	15,967	1,336,450
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	12,531	1,654,011
Heineken NV (Consumer Staples, Beverages)	5,588	550,329
ING Groep NV (Financials, Banks)	276,670	4,627,768
Unilever NV (Consumer Staples, Personal Products)	13,432	765,004

		8,933,562

Russia: 0.52%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	51,461	713,249

South Korea: 2.04%
LG Household & Health Care Limited (Consumer Staples, Personal Products)	644	565,427
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,125	2,245,780

		2,811,207

Spain: 1.74%
Grifols SA (Health Care, Biotechnology)	37,224	1,053,334
Grifols SA ADR (Health Care, Biotechnology)	62,786	1,347,388

		2,400,722

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

Sweden: 0.34%
Swedbank AB Class A (Financials, Banks)			19,415	$467,985

Switzerland: 5.14%
Actelion Limited (Health Care, Biotechnology) †			3,925	1,126,581
Nestle SA (Consumer Staples, Food Products)			58,420	4,985,197
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «			2,480	960,710

				7,072,488

Taiwan: 1.99%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			405,000	2,733,302

United Kingdom: 13.26%
Aon plc (Financials, Insurance)			32,162	4,210,327
Coca-Cola European Partners plc (Consumer Staples, Beverages)			91,139	3,740,345
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) 144A†			467,975	1,929,481
Experian Group Limited plc (Industrials, Professional Services)			41,507	865,302
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			12,907	603,504
Liberty Global plc Class A (Consumer Discretionary, Media)			55,223	1,688,719
Liberty Global plc Class C (Consumer Discretionary, Media)			88,506	2,630,398
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A			46,455	316,633
St. James’s Place plc (Financials, Insurance)			18,449	278,829
Wolseley plc (Industrials, Trading Companies & Distributors)			29,861	1,966,043

				18,229,581

United States: 2.36%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			1,981	1,970,342
WABCO Holdings Incorporated (Industrials, Machinery) †			10,425	1,270,366

				3,240,708

Total Common Stocks (Cost $104,163,077)				126,978,967

		Expiration date
Participation Notes: 3.23%

Ireland: 3.23%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	220,115	4,436,838

Total Participation Notes (Cost $2,576,732)				4,436,838

	Dividend yield
Preferred Stocks: 1.51%

Germany: 1.51%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.25%		14,762	2,072,031

Total Preferred Stocks (Cost $1,169,418)				2,072,031

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	61

INTERNATIONAL GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 4.98%

Investment Companies: 4.98%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%	5,192,235	$5,192,363
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71	1,660,070	1,660,070

Total Short-Term Investments (Cost $6,852,433)			6,852,433

Total investments in securities (Cost $114,761,660) *	102.07%	140,340,269
Other assets and liabilities, net	(2.07)	(2,849,239)

Total net assets	100.00%	$137,491,030

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $114,881,370 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,180,758
Gross unrealized losses	(721,859)

Net unrealized gains	$25,458,899

The following table shows the percent of total long-term investments by sector as of May 31, 2017:

Consumer Staples	25.33%
Financials	25.32
Industrials	16.77
Information Technology	12.39
Health Care	7.42
Materials	6.20
Telecommunication Services	4.66
Real Estate	1.15
Energy	0.76

100.00%

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.98%

Australia: 5.32%
Arrium Limited (Materials, Metals & Mining) †(a)(i)	3,063,400	$2
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,313,657
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	895,708
Bendigo Bank Limited (Financials, Banks)	272,500	2,281,963
BlueScope Steel Limited (Materials, Metals & Mining)	246,000	2,102,089
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	397,573
CSR Limited (Materials, Construction Materials)	754,900	2,339,072
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,467,640
Fortescue Metals Group Limited (Materials, Metals & Mining)	602,200	2,170,205
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) «	455,500	1,275,992
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	4,947,036
Macquarie Group Limited (Financials, Capital Markets)	69,800	4,649,689
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,603,571
Metcash Limited (Consumer Staples, Food & Staples Retailing) †	1,164,200	1,773,371
Mineral Resources Limited (Materials, Metals & Mining)	300,500	2,255,195
Mirvac Group (Real Estate, Equity REITs)	1,327,400	2,248,821
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,702,400	1,094,198
Qantas Airways Limited (Industrials, Airlines)	1,021,400	3,802,347
Retail Food Group Limited (Consumer Discretionary, Food Products)	269,500	1,029,296
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	165,356	1,388,406

		40,035,831

Austria: 1.42%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	69,400	3,617,755
Raiffeisen Bank International AG (Financials, Banks) †	81,200	2,139,014
RHI AG (Materials, Construction Materials)	64,721	2,354,165
Voestalpine AG (Materials, Metals & Mining)	56,800	2,571,711

		10,682,645

Belgium: 0.61%
Bpost SA (Industrials, Air Freight & Logistics)	83,300	2,026,367
Ontex Group NV (Consumer Staples, Personal Products)	71,300	2,575,449

		4,601,816

Brazil: 0.88%
Banco de Brasil SA (Financials, Banks)	245,800	2,152,682
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	226,100	2,438,508
JBS SA (Consumer Staples, Food Products)	805,600	2,009,052

		6,600,242

Canada: 1.48%
Magna International Incorporated (Consumer Discretionary, Auto Components)	131,600	5,890,996
Open Text Corporation (Information Technology, Software)	98,200	3,205,121
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,045,823

		11,141,940

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	63

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China: 2.00%
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	$1,685,030
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	2,435,442
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,366,500	1,876,350
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	1,949,221
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	910,000	1,518,117
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,956,781
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	731,500	1,186,538
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	2,459,441

		15,066,920

Denmark: 1.29%
Danske Bank AS (Financials, Banks)	150,300	5,645,230
DFDS AS (Industrials, Marine)	37,600	2,078,336
Sydbank AS (Financials, Banks)	56,100	2,012,210

		9,735,776

Finland: 0.21%
Tieto Oyj (Information Technology, IT Services)	48,200	1,573,466

France: 9.10%
Atos Origin SA (Information Technology, IT Services)	42,800	6,139,733
AXA SA (Financials, Insurance)	132,200	3,525,551
BNP Paribas SA (Financials, Banks) «	72,900	5,144,466
Carrefour SA (Consumer Staples, Food & Staples Retailing)	152,700	3,987,342
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components) «	32,700	4,114,155
Credit Agricole SA (Financials, Banks) «	219,328	3,360,650
Electricite de France SA (Utilities, Electric Utilities)	148,600	1,601,190
Engie SA (Utilities, Multi-Utilities)	171,900	2,623,315
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	2,966,417
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	333,800	5,864,594
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,780,234
Sanofi SA (Health Care, Pharmaceuticals)	141,800	14,044,682
SCOR SE (Financials, Insurance)	109,700	4,318,645
Societe Generale SA (Financials, Banks) «	39,000	2,044,642
Total SA (Energy, Oil, Gas & Consumable Fuels) «	93,700	4,975,538

		68,491,154

Germany: 8.62%
Allianz AG (Financials, Insurance)	35,700	6,853,701
Aurubis AG (Materials, Metals & Mining)	25,900	2,017,430
BASF SE (Materials, Chemicals)	46,500	4,379,445
Bayer AG (Health Care, Pharmaceuticals)	38,000	5,041,367
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,919,190
Celesio AG (Health Care, Health Care Providers & Services) (i)	56,000	1,666,421
Covestro AG (Materials, Chemicals)144A	30,200	2,258,737
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,494,276
Deutsche Bank AG (Financials, Capital Markets)	195,149	3,414,359
Deutsche Post AG (Industrials, Air Freight & Logistics)	186,300	6,804,739
Hannover Rueck SE (Financials, Insurance)	16,300	1,940,923

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	$3,618,735
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	4,580,345
Siemens AG (Industrials, Industrial Conglomerates)	34,200	4,881,077
Stada Arzneimittel AG (Health Care, Pharmaceuticals) «	23,100	1,671,139
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	194,200	3,786,070
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,540,314

		64,868,268

Hong Kong: 2.23%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,222,000	1,596,001
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,633,000	1,925,848
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	2,031,204
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,007,045
WH Group Limited (Consumer Staples, Food Products) 144A	4,199,500	3,934,059
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,835,490
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,436,568

		16,766,215

Hungary: 0.18%
Richter Gedeon (Health Care, Pharmaceuticals)	53,000	1,354,755

Ireland: 0.72%
C&C Group plc (Consumer Staples, Beverages)	240,000	916,653
Grafton Group plc (Industrials, Trading Companies & Distributors)	84,200	842,406
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,664,547

		5,423,606

Israel: 0.59%
Bank Hapoalim Limited (Financials, Banks)	440,000	2,930,351
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	1,473,622

		4,403,973

Italy: 2.49%
A2A SpA (Utilities, Multi-Utilities)	1,078,900	1,784,037
Enel SpA (Utilities, Electric Utilities)	1,706,600	9,121,600
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	271,900	4,789,279
Mediobanca SpA (Financials, Banks)	324,800	3,079,451

		18,774,367

Japan: 21.57%
Adeka Corporation (Materials, Chemicals)	155,300	2,259,037
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	61,200	3,017,174
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	894,591
Aozora Bank Limited (Financials, Banks)	427,000	1,569,201
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	314,200	3,967,573
Central Glass Company Limited (Industrials, Building Products)	444,000	1,808,072
CKD Corporation (Industrials, Machinery)	171,200	2,621,717
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	44,700	2,260,226
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	1,243,800	2,526,907

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	65

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	$1,253,336
Denka Company Limited (Materials, Chemicals)	682,000	3,430,014
DIC Incorporated (Materials, Chemicals)	100,700	3,459,716
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	2,511,995
Fujikura Limited (Industrials, Electrical Equipment)	348,000	2,981,959
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	966,265
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	327,800	1,979,231
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,704,778
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,850,574
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,364,528
JTEKT Corporation (Industrials, Machinery)	143,600	2,156,269
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	3,288,160
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,575,043
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	295,500	8,180,614
Keihin Corporation (Consumer Discretionary, Auto Components)	103,500	1,419,562
Kureha Corporation (Materials, Chemicals)	27,100	1,355,612
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,038,998
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,997,418
Makino Milling Machine Company Limited (Industrials, Machinery)	232,000	1,910,465
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,186,853
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	3,539,865
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	224,300	3,058,176
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	4,031,801
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	5,748,662
Mitsui Chemicals Incorporated (Materials, Chemicals)	817,000	4,057,336
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,907,181
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	247,900	11,881,293
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	4,840,248
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	226,100	2,137,487
NTN Corporation (Industrials, Machinery)	501,000	2,293,517
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,418,927
ORIX Corporation (Financials, Diversified Financial Services)	325,300	5,134,306
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,184,985
Ryobi Limited (Industrials, Machinery)	96,000	387,467
Sankyu Incorporated (Industrials, Road & Rail)	370,000	2,308,533
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	36,200	1,957,905
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,160,700	2,798,256
Sumitomo Heavy Industries Limited (Industrials, Machinery)	256,000	1,668,912
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,602,615
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	1,940,370
Suzuken Company Limited (Health Care, Health Care Providers & Services)	69,300	2,277,670
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	105,900	1,955,445
The Keiyo Bank Limited (Financials, Banks)	62,000	251,919
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,896,253
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,277,634
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	1,886,005
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,836,504
UBE Industries Limited (Materials, Chemicals)	1,072,000	2,545,698

		162,360,858

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Liechtenstein: 0.11%
VP Bank AG (Financials, Capital Markets) (i)	6,558	$813,868

Netherlands: 2.22%
ABN AMRO Group NV (Financials, Banks) 144A	142,600	3,677,153
Aegon NV (Financials, Insurance)	334,000	1,662,881
ING Groep NV (Financials, Banks)	282,500	4,725,285
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	127,500	4,505,923
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	58,400	2,114,080

		16,685,322

Norway: 1.07%
Atea ASA (Information Technology, IT Services)	84,900	1,034,961
Den Norske Bank ASA (Financials, Banks)	148,800	2,520,124
Marine Harvest ASA (Consumer Staples, Food Products)	143,900	2,520,588
Yara International ASA (Materials, Chemicals)	53,600	1,992,563

		8,068,236

Poland: 0.18%
Asseco Poland SA (Information Technology, Software)	101,800	1,324,477

Portugal: 0.52%
Energias de Portugal SA (Utilities, Electric Utilities)	1,007,800	3,706,533
Sonae SGPS SA (Consumer Staples, Food & Staples Retailing)	210,000	216,323

		3,922,856

Russia: 1.20%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	832,900	3,467,779
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	15,416
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	2,610,244
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels) «	60,400	2,914,300

		9,007,739

Singapore: 0.86%
DBS Group Holdings Limited (Financials, Banks)	262,300	3,880,520
United Overseas Bank Limited (Financials, Banks)	154,100	2,559,331

		6,439,851

South Africa: 0.45%
Barclays Africa Group Limited (Financials, Banks)	188,800	2,001,006
Petra Diamonds Limited (Materials, Metals & Mining) †	850,600	1,421,455

		3,422,461

South Korea: 2.07%
BNK Financial Group Incorporated (Financials, Banks)	127,000	1,134,334
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,844,855
Industrial Bank of Korea (Financials, Banks)	192,500	2,217,980
KT&G Corporation (Consumer Staples, Tobacco)	45,200	4,481,243
Kwangju Bank (Financials, Banks)	13,510	152,645
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	14,700	3,328,376
Woori Bank (Financials, Banks)	178,044	2,433,077

		15,592,510

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	67

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Spain: 2.92%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	$2,790,384
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing) «	483,500	2,975,861
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	5,271,324
Iberdrola SA (Utilities, Electric Utilities)	433,600	3,457,324
International Consolidated Airlines Group SA (Industrials, Airlines)	325,200	2,530,785
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	294,900	4,940,978

		21,966,656

Sweden: 1.60%
Boliden AB (Materials, Metals & Mining)	102,400	2,802,881
Electrolux AB Class B (Consumer Discretionary, Household Durables)	104,100	3,342,880
Nordea Bank AB (Financials, Banks)	177,300	2,276,581
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,747,189
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	1,908,583

		12,078,114

Switzerland: 6.72%
Aryzta AG (Consumer Staples, Food Products)	42,100	1,329,222
Baloise Holding AG (Financials, Insurance)	28,800	4,406,752
Credit Suisse Group AG (Financials, Capital Markets)	221,500	3,041,609
Georg Fischer AG (Industrials, Machinery)	3,000	2,829,487
Helvetia Holding AG (Financials, Insurance)	4,600	2,662,021
Roche Holding AG (Health Care, Pharmaceuticals)	43,700	11,992,628
Swiss Life Holding AG (Financials, Insurance)	22,100	7,372,371
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,901,358
UBS Group AG (Financials, Capital Markets)	290,700	4,622,147
Valiant Holding AG (Financials, Banks) (i)	22,700	2,641,361
Zurich Insurance Group AG (Financials, Insurance)	9,500	2,792,473

		50,591,429

Taiwan: 0.93%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,112,000	3,807,839
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	3,193,191

		7,001,030

Thailand: 1.19%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,185,044
Krung Thai Bank PCL ADR (Financials, Banks)	4,470,600	2,507,001
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,269,533
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,033,474

		8,995,052

Turkey: 0.24%
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	366,300	1,795,212

United Kingdom: 15.99%
3i Group plc (Financials, Capital Markets)	409,100	4,717,591
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)	83,300	546,299
Aviva plc (Financials, Insurance)	398,600	2,696,276

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
BAE Systems plc (Industrials, Aerospace & Defense)		1,049,200	$8,996,511
Barclays plc (Financials, Banks)		715,000	1,934,609
Barratt Developments plc (Consumer Discretionary, Household Durables)		410,800	3,241,935
Bellway plc (Consumer Discretionary, Household Durables)		80,100	2,916,570
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		182,700	2,146,847
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,023,400	6,153,908
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		586,400	2,338,797
Carillion plc (Industrials, Construction & Engineering) «		764,400	2,003,270
Centrica plc (Utilities, Multi-Utilities)		898,500	2,353,549
Chemring Group plc (Industrials, Aerospace & Defense)		294,466	684,826
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		345,400	2,810,370
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	799,275
easyJet plc (Industrials, Airlines)		130,900	2,384,827
Firstgroup plc (Industrials, Road & Rail) †		952,400	1,838,226
GKN plc (Consumer Discretionary, Auto Components)		974,500	4,394,583
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		555,600	12,194,729
Highland Gold Mining Limited (Materials, Metals & Mining)		705,997	1,387,204
Inchcape plc (Consumer Discretionary, Distributors)		156,300	1,645,314
Indivior plc (Health Care, Pharmaceuticals)		378,080	1,586,607
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,270,500	4,599,904
Kingfisher plc (Consumer Discretionary, Specialty Retail)		651,600	2,729,391
Legal & General Group plc (Financials, Insurance)		1,927,000	6,251,802
Lloyds Banking Group plc (Financials, Banks)		3,891,100	3,539,023
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		536,900	2,646,017
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	975,581
Meggitt plc (Industrials, Aerospace & Defense)		304,500	1,969,513
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		367,200	1,152,991
Mitie Group plc (Industrials, Commercial Services & Supplies) «		539,300	1,682,954
Mondi plc (Materials, Paper & Forest Products)		117,200	3,056,370
Old Mutual plc (Financials, Insurance)		698,000	1,692,555
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		501,100	2,945,421
Premier Foods plc (Consumer Staples, Food Products) †		73,926	38,814
Redrow plc (Consumer Discretionary, Household Durables)		388,600	2,806,378
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	2,177,068
SSE plc (Utilities, Electric Utilities)		170,900	3,313,953
Tate & Lyle plc (Consumer Staples, Food Products)		249,400	2,371,486
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	3,179,958
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		138,516	649,991
TP Icap plc (Financials, Capital Markets)		279,500	1,718,862
Vesuvius plc (Industrials, Machinery)		145,400	1,085,639

			120,355,794

Total Common Stocks (Cost $684,751,114)			729,942,439

	Dividend yield

Preferred Stocks: 0.81%

Brazil: 0.81%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	5.33%	471,000	2,015,900
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	6.64	630,900	1,489,540

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	69

INTERNATIONAL VALUE PORTFOLIO

Security name	Dividend yield		Shares	Value

Brazil (continued)
Itausa Investimentos Itau SA (Financials, Banks) ±	2.16%		945,000	$2,613,684

Total Preferred Stocks (Cost $7,979,708)				6,119,124

		Expiration date

Rights: 0.01%

Switzerland: 0.01%
Credit Suisse Group AG (Financials, Banks) †		6-7-2017	99,400	46,182

Total Rights (Cost $0)				46,182

	Yield

Short-Term Investments: 4.85%

Investment Companies: 4.85%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04		29,130,426	29,133,339
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		7,366,036	7,366,036

Total Short-Term Investments (Cost $36,499,081)				36,499,375

Total investments in securities (Cost $729,229,903) *	102.65%	772,607,120
Other assets and liabilities, net	(2.65)	(19,969,393)

Total net assets	100.00%	$752,637,727

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $732,321,026 and unrealized gains (losses) consists of:

Gross unrealized gains	$106,762,640
Gross unrealized losses	(66,476,546)

Net unrealized gains	$40,286,094

The following table shows the percent of total long-term investments by sector as of May 31, 2017:

Financials	25.91%
Industrials	14.28
Consumer Discretionary	13.47
Health Care	9.11
Materials	8.88
Consumer Staples	6.58
Utilities	5.56
Energy	5.36
Telecommunication Services	5.11
Information Technology	4.03
Real Estate	1.71

100.00%

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.82%

Consumer Discretionary: 5.92%

Hotels, Restaurants & Leisure: 1.51%
Yum China Holdings Incorporated †	28,006	$1,075,713

Media: 2.71%
Discovery Communications Incorporated Class C †	34,024	878,840
Time Warner Incorporated	10,573	1,051,908

		1,930,748

Specialty Retail: 1.70%
Best Buy Company Incorporated	3,976	236,135
Burlington Stores Incorporated †	5,871	574,477
Office Depot Incorporated	78,857	402,959

		1,213,571

Consumer Staples: 8.77%

Beverages: 1.14%
PepsiCo Incorporated	6,961	813,532

Food & Staples Retailing: 2.41%
Wal-Mart Stores Incorporated	6,442	506,341
Walgreens Boots Alliance Incorporated	14,974	1,213,193

		1,719,534

Food Products: 1.58%
Bunge Limited	14,028	1,121,819

Household Products: 0.61%
The Procter & Gamble Company	4,887	430,496

Tobacco: 3.03%
Altria Group Incorporated	20,473	1,544,483
Philip Morris International	5,141	615,892

		2,160,375

Energy: 10.04%

Energy Equipment & Services: 0.03%
Ensco plc Class A	3,328	20,767

Oil, Gas & Consumable Fuels: 10.01%
Apache Corporation	1,687	78,884
Chevron Corporation	1,313	135,869
ConocoPhillips	9,932	443,861
Continental Resources Incorporated †	644	24,214
EOG Resources Incorporated	14,620	1,320,332
Exxon Mobil Corporation	12,966	1,043,763
Marathon Petroleum Corporation	27,702	1,441,612
RSP Permian Incorporated †	27,644	983,850

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	71

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	25,558	$1,571,050
World Fuel Services Corporation	2,441	86,265

		7,129,700

Financials: 28.10%

Banks: 10.53%
Bank of America Corporation	86,146	1,930,532
Citigroup Incorporated	22,195	1,343,685
JPMorgan Chase & Company	36,241	2,977,198
PacWest Bancorp	2,217	103,467
US Bancorp	22,413	1,140,598

		7,495,480

Capital Markets: 2.48%
Bank of New York Mellon Corporation	37,505	1,767,236

Consumer Finance: 3.45%
Ally Financial Incorporated	5,032	93,293
Discover Financial Services	25,068	1,471,492
Synchrony Financial	33,124	889,379

		2,454,164

Diversified Financial Services: 4.87%
Berkshire Hathaway Incorporated Class B †	21,004	3,471,541

Insurance: 4.15%
Assured Guaranty Limited	25,145	982,164
Athene Holding Limited Class A †	25,268	1,245,207
Chubb Limited	2,900	415,251
CNO Financial Group Incorporated	5,046	103,393
Unum Group	4,674	210,237

		2,956,252

Mortgage REITs: 0.98%
New Residential Investment Corporation	43,349	697,485

Thrifts & Mortgage Finance: 1.64%
MGIC Investment Corporation †	32,540	344,273
Radian Group Incorporated	51,347	824,633

		1,168,906

Health Care: 12.75%

Biotechnology: 2.76%
Amgen Incorporated	6,674	1,036,072
Biogen Incorporated	3,762	932,111

		1,968,183

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services: 0.24%
Express Scripts Holding Company †	2,711	$161,982
Magellan Health Incorporated †	155	10,656

		172,638

Pharmaceuticals: 9.75%
Johnson & Johnson	26,463	3,393,880
Merck & Company Incorporated	41,172	2,680,709
Pfizer Incorporated	26,488	864,833

		6,939,422

Industrials: 9.11%

Aerospace & Defense: 1.68%
General Dynamics Corporation	379	77,032
Spirit AeroSystems Holdings Incorporated Class A	9,773	532,531
United Technologies Corporation	4,831	585,904

		1,195,467

Air Freight & Logistics: 1.66%
Expeditors International of Washington Incorporated	525	28,025
FedEx Corporation	5,946	1,152,573

		1,180,598

Airlines: 2.76%
Southwest Airlines Company	25,754	1,547,558
United Continental Holdings Incorporated †	5,238	417,311

		1,964,869

Commercial Services & Supplies: 0.26%
HNI Corporation	4,401	189,331

Electrical Equipment: 0.46%
EnerSys	4,399	325,790

Industrial Conglomerates: 1.73%
General Electric Company	10,179	278,701
Honeywell International Incorporated	7,180	954,868

		1,233,569

Machinery: 0.56%
Cummins Incorporated	2,513	396,300

Information Technology: 10.34%

Communications Equipment: 3.18%
Cisco Systems Incorporated	71,820	2,264,485

Electronic Equipment, Instruments & Components: 2.11%
Keysight Technologies Incorporated †	20,199	780,489
Sanmina Corporation †	9,509	348,029

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	73

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Synnex Corporation	982	$109,257
Tech Data Corporation †	2,755	267,152

		1,504,927

Internet Software & Services: 0.17%
eBay Incorporated †	2,917	100,053
LogMeIn Incorporated	194	21,534

		121,587

IT Services: 0.36%
DXC Technology Company	3,272	253,645

Semiconductors & Semiconductor Equipment: 3.58%
Broadcom Limited	2,398	574,273
Intel Corporation	22,440	810,308
Micron Technology Incorporated †	3,772	116,064
Texas Instruments Incorporated	12,697	1,047,376

		2,548,021

Software: 0.59%
Adobe Systems Incorporated †	2,946	417,920

Technology Hardware, Storage & Peripherals: 0.35%
Hewlett Packard Enterprise Company	13,407	252,186

Materials: 1.77%

Chemicals: 0.57%
Huntsman Corporation	664	15,870
The Chemours Company	9,863	394,421

		410,291

Containers & Packaging: 1.00%
WestRock Company	13,055	710,453

Metals & Mining: 0.20%
Cliffs Natural Resources Incorporated †	7,215	42,496
Coeur D’alene Mines Corporation †	1	9
Southern Copper Corporation	2,886	100,895

		143,400

Real Estate: 2.50%

Equity REITs: 1.65%
Quality Care Properties Incorporated †	43,823	741,485
Rayonier Incorporated	15,330	430,620

		1,172,105

Real Estate Management & Development: 0.85%
CBRE Group Incorporated Class A †	17,372	605,935

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 2.51%

Diversified Telecommunication Services: 0.90%
AT&T Incorporated		1,956	$75,365
General Communication Incorporated Class A †		1,183	43,759
Verizon Communications Incorporated		11,140	519,570

			638,694

Wireless Telecommunication Services: 1.61%
Sprint Corporation †		95,633	811,924
T-Mobile US Incorporated †		363	24,473
Telephone & Data Systems Incorporated		10,882	310,463

			1,146,860

Utilities: 6.01%

Electric Utilities: 6.01%
American Electric Power Company Incorporated		11,284	809,966
Avangrid Incorporated		1	45
Exelon Corporation		14,391	522,537
NextEra Energy Incorporated		1,167	165,060
PG&E Corporation		15,819	1,081,703
PPL Corporation		42,549	1,698,131

			4,277,442

Total Common Stocks (Cost $65,827,081)			69,661,437

	Yield
Short-Term Investments: 2.06%

Investment Companies: 2.06%
Wells Fargo Government Money Market Select Class (l)(u)	0.71%	1,468,513	1,468,513

Total Short-Term Investments (Cost $1,468,513)			1,468,513

Total investments in securities (Cost $67,295,594) *	99.88%	71,129,950
Other assets and liabilities, net	0.12	88,859

Total net assets	100.00%	$71,218,809

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $67,714,293 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,630,716
Gross unrealized losses	(2,215,059)

Net unrealized gains	$3,415,657

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	75

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.07%

Consumer Discretionary: 11.18%

Auto Components: 1.50%
Fox Factory Holding Corporation †	336,360	$11,049,419
Gentherm Incorporated †	371,453	14,003,778

		25,053,197

Diversified Consumer Services: 0.54%
Houghton Mifflin Harcourt Company †	734,787	9,074,619

Hotels, Restaurants & Leisure: 2.02%
Del Taco Restaurants Incorporated †	736,285	9,446,537
Extended Stay America Incorporated	946,194	17,220,731
Zoe’s Kitchen Incorporated †«	509,494	7,087,062

		33,754,330

Media: 2.54%
IMAX Corporation †«	691,033	17,310,377
Lions Gate Entertainment Class A «	245,681	6,657,955
Lions Gate Entertainment Class B †	306,107	7,741,446
Media General Incorporated †(a)	347,897	0
Nexstar Broadcasting Group Incorporated	189,928	10,863,882

		42,573,660

Specialty Retail: 4.19%
At Home Group Incorporated †«	365,203	6,843,904
Burlington Stores Incorporated †	179,504	17,564,466
Carvana Corporation †«	89,428	898,751
Chico’s FAS Incorporated	729,160	6,897,854
Dick’s Sporting Goods Incorporated	378,142	15,552,980
Monro Muffler Brake Incorporated	196,734	9,758,006
Party City Holdco Incorporated †«	760,645	12,588,675

		70,104,636

Textiles, Apparel & Luxury Goods: 0.39%
G-III Apparel Group Limited †	335,789	6,571,391

Consumer Staples: 2.16%

Food & Staples Retailing: 1.18%
Performance Food Group Company †	697,677	19,744,259

Household Products: 0.98%
Central Garden & Pet Company Class A †	564,614	16,322,991

Energy: 2.42%

Energy Equipment & Services: 0.60%
Keane Group Incorporated †«	645,863	9,933,373

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 1.82%
Diamondback Energy Incorporated †	94,154	$8,733,725
GasLog Limited «	755,035	9,777,703
Oasis Petroleum Incorporated †	685,956	6,694,931
QEP Resources Incorporated †	530,961	5,309,610

		30,515,969

Financials: 8.32%

Banks: 2.49%
ServisFirst Bancshares Incorporated	302,317	10,351,334
Signature Bank †	75,810	10,842,346
SVB Financial Group †	119,918	20,446,019

		41,639,699

Capital Markets: 3.48%
Evercore Partners Incorporated Class A	282,097	19,126,177
Stifel Financial Corporation †	338,013	14,409,494
Virtu Financial Incorporated Class A «	840,926	13,707,094
Virtus Investment Partners Incorporated	109,434	11,020,004

		58,262,769

Insurance: 1.15%
Argo Group International Holdings Limited	312,249	19,328,213

Thrifts & Mortgage Finance: 1.20%
Essent Group Limited †	552,344	20,033,517

Health Care: 20.17%

Biotechnology: 4.03%
Alder Biopharmaceuticals Incorporated †	259,337	3,993,790
Alnylam Pharmaceuticals Incorporated †	140,350	9,187,311
Bioverativ Incorporated †	209,414	11,536,617
Clovis Oncology Incorporated †	98,156	5,070,739
Emergent BioSolutions Incorporated	201,411	6,431,053
Flexion Therapeutics Incorporated †«	444,506	7,596,608
Galapagos NV †	72,058	5,932,535
Intrexon Corporation «	319,002	6,801,123
Tesaro Incorporated †«	73,007	10,900,675

		67,450,451

Health Care Equipment & Supplies: 7.66%
AngioDynamics Incorporated †	466,354	7,032,618
Atricure Incorporated †	534,424	11,164,117
Cerus Corporation †«	2,032,857	4,655,243
DexCom Incorporated †	181,691	12,144,226
Glaukos Corporation †«	172,548	7,024,429
Inogen Incorporated †	222,045	19,682,069
K2M Group Holdings Incorporated †	584,906	13,306,612
Nevro Corporation †«	203,730	14,022,736

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	77

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Novocure Limited †«	654,028	$8,208,051
The Spectranetics Corporation †	565,712	15,274,224
Wright Medical Group NV †«	590,909	15,789,088

		128,303,413

Health Care Providers & Services: 3.78%
AMN Healthcare Services Incorporated †	410,680	14,887,150
HealthEquity Incorporated †	456,988	20,930,050
Surgery Partners Incorporated †	567,254	12,366,137
Teladoc Incorporated †«	492,337	15,065,512

		63,248,849

Health Care Technology: 2.89%
athenahealth Incorporated †«	86,350	11,569,173
Evolent Health Incorporated Class A †«	607,805	13,949,125
Medidata Solutions Incorporated †	184,031	13,099,327
Vocera Communications Incorporated †	364,206	9,735,226

		48,352,851

Life Sciences Tools & Services: 1.22%
ICON plc ADR †	216,999	20,419,606

Pharmaceuticals: 0.59%
Pacira Pharmaceuticals Incorporated †	221,539	9,836,332

Industrials: 16.83%

Air Freight & Logistics: 0.52%
Hub Group Incorporated Class A †	244,094	8,750,770

Building Products: 5.06%
A.O. Smith Corporation	374,937	20,572,793
Apogee Enterprises Incorporated	410,955	21,895,682
JELD-WEN Holding Incorporated †	173,236	5,411,893
Masonite International Corporation †	170,682	12,570,729
NCI Building Systems Incorporated †	824,841	13,733,603
PGT Incorporated †	912,404	10,447,026

		84,631,726

Commercial Services & Supplies: 2.33%
Copart Incorporated †	774,066	24,143,119
KAR Auction Services Incorporated	339,405	14,787,876

		38,930,995

Construction & Engineering: 0.89%
Granite Construction Incorporated	317,778	14,891,077

Machinery: 3.76%
EnPro Industries Incorporated	264,507	17,671,713
Gardner Denver Holdings Incorporated †	459,743	10,541,907

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Machinery (continued)
REV Group Incorporated «	523,231	$14,048,752
SPX Corporation †	415,925	10,019,633
Wabash National Corporation «	530,644	10,607,574

		62,889,579

Professional Services: 1.71%
On Assignment Incorporated †	401,014	21,013,134
RPX Corporation †	571,987	7,573,108

		28,586,242

Road & Rail: 2.39%
Genesee & Wyoming Incorporated Class A †	234,765	15,377,108
Schneider National Incorporated Class B †	675,989	13,425,142
Swift Transportation Company †«	469,035	11,233,388

		40,035,638

Trading Companies & Distributors: 0.17%
Foundation Building Material †	215,128	2,904,228

Information Technology: 31.16%

Communications Equipment: 1.11%
Ciena Corporation †	791,472	18,583,763

Electronic Equipment, Instruments & Components: 1.76%
OSI Systems Incorporated †	194,750	15,422,253
Tech Data Corporation †	144,782	14,039,511

		29,461,764

Internet Software & Services: 6.95%
2U Incorporated †«	468,990	20,049,323
Benefitfocus Incorporated †«	413,889	13,161,670
Cloudera Incorporated †«	261,824	5,432,848
Cornerstone OnDemand Incorporated †	370,300	13,834,408
Hortonworks Incorporated †«	773,282	9,557,766
Mimecast Limited †	438,722	11,766,524
New Relic Incorporated †	318,608	13,913,611
Okta Incorporated †	188,639	4,923,478
Pandora Media Incorporated †«	690,128	6,142,139
Shopify Incorporated Class A †	191,512	17,592,292

		116,374,059

IT Services: 2.47%
Acxiom Corporation †	790,983	20,723,755
Vantiv Incorporated Class A †	327,472	20,539,044

		41,262,799

Semiconductors & Semiconductor Equipment: 7.28%
Axcelis Technologies Incorporated †	354,830	7,717,553
Cypress Semiconductor Corporation	1,493,960	20,900,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	79

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment (continued)
FormFactor Incorporated †		1,107,737	$16,283,734
MACOM Technology Solutions Holdings Incorporated †		145,479	8,869,855
Microsemi Corporation †		463,396	22,757,378
Nanometrics Incorporated †		331,687	9,220,899
Silicon Motion Technology Corporation ADR		245,336	12,818,806
Teradyne Incorporated		653,541	23,233,383

			121,802,108

Software: 11.59%
Atlassian Corporation plc Class A †«		454,804	16,263,791
Cadence Design Systems Incorporated †		650,355	22,853,475
CyberArk Software Limited †«		313,424	15,360,910
Nuance Communications Incorporated †		976,986	18,084,011
PTC Incorporated †		487,320	28,059,886
Realpage Incorporated †		638,119	22,078,917
SS&C Technologies Holdings Incorporated		914,202	34,355,711
Talend SA †		281,002	9,208,436
Ultimate Software Group Incorporated †«		59,911	13,224,754
Zendesk Incorporated †		556,255	14,451,505

			193,941,396

Materials: 2.61%

Metals & Mining: 1.54%
Carpenter Technology Corporation		322,873	11,775,178
Steel Dynamics Incorporated		414,155	14,077,128

			25,852,306

Paper & Forest Products: 1.07%
Boise Cascade Company †		662,328	17,849,740

Real Estate: 1.22%

Equity REITs: 1.22%
QTS Realty Trust Incorporated Class A		392,148	20,477,969

Total Common Stocks (Cost $1,270,934,553)			1,607,750,284

	Yield
Short-Term Investments: 15.99%

Investment Companies: 15.99%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%	205,550,129	205,570,684
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71	62,006,657	62,006,657

Total Short-Term Investments (Cost $267,564,475)			267,577,341

Total investments in securities (Cost $1,538,499,028) *	112.06%	1,875,327,625
Other assets and liabilities, net	(12.06)	(201,803,179)

Total net assets	100.00%	$1,673,524,446

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

SMALL COMPANY GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,558,259,462 and unrealized gains (losses) consists of:

Gross unrealized gains	$394,471,665
Gross unrealized losses	(77,403,502)

Net unrealized gains	$317,068,163

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	81

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.36%

Consumer Discretionary: 18.52%

Auto Components: 2.06%
American Axle & Manufacturing Holdings Incorporated †	112,135	$1,694,354
Visteon Corporation †	27,148	2,722,673

		4,417,027

Diversified Consumer Services: 1.52%
Adtalem Global Education Incorporated	87,003	3,253,912

Hotels, Restaurants & Leisure: 6.55%
ClubCorp Holdings Incorporated	151,834	2,019,392
Eldorado Resorts Incorporated †	161,960	3,360,670
Extended Stay America Incorporated	116,154	2,114,003
Penn National Gaming Incorporated †	185,641	3,588,441
Red Robin Gourmet Burgers Incorporated †	41,001	2,955,147

		14,037,653

Household Durables: 3.23%
Century Communities Incorporated †	88,455	2,202,530
Taylor Morrison Home Corporation Class A †	83,986	1,952,675
TRI Pointe Homes Incorporated †	223,703	2,767,206

		6,922,411

Internet & Direct Marketing Retail: 1.13%
1-800-Flowers.com Incorporated Class A †	241,063	2,410,630

Leisure Products: 1.09%
American Outdoor Brands Corporation †«	102,616	2,324,252

Media: 0.82%
Regal Entertainment Group Class A «	84,075	1,748,760

Specialty Retail: 1.34%
Asbury Automotive Group Incorporated †	28,926	1,618,410
Urban Outfitters Incorporated †	66,868	1,261,799

		2,880,209

Textiles, Apparel & Luxury Goods: 0.78%
Oxford Industries Incorporated	31,262	1,680,020

Consumer Staples: 2.53%

Food & Staples Retailing: 1.36%
The Andersons Incorporated	44,211	1,551,806
United Natural Foods Incorporated †	34,309	1,370,301

		2,922,107

Food Products: 1.17%
Darling Ingredients Incorporated †	159,245	2,495,369

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Energy: 5.56%

Energy Equipment & Services: 2.39%
Basic Energy Services Incorporated †	60,052	$1,650,829
RPC Incorporated «	96,030	1,804,404
Unit Corporation †	93,153	1,660,918

		5,116,151

Oil, Gas & Consumable Fuels: 3.17%
Callon Petroleum Company †	146,053	1,653,320
Delek US Holdings Incorporated	110,292	2,704,360
Scorpio Tankers Incorporated «	353,053	1,313,357
SM Energy Company	66,169	1,122,888

		6,793,925

Financials: 26.19%

Banks: 18.47%
Cathay General Bancorp	65,746	2,333,983
CenterState Banks Incorporated	78,196	1,879,832
Chemical Financial Corporation	49,719	2,235,863
ConnectOne Bancorp Incorporated	73,189	1,595,520
Customers Bancorp Incorporated †	60,275	1,684,686
FCB Financial Holdings Class A †	44,059	2,017,902
First Bancorp	53,041	1,472,418
FNB Corporation	164,166	2,166,991
Great Western Bancorp Incorporated	61,681	2,335,243
Independent Bank Group Incorporated	47,576	2,669,014
MB Financial Incorporated	55,097	2,268,894
Opus Bank	60,960	1,310,640
Pinnacle Financial Partners Incorporated	35,715	2,148,257
Renasant Corporation	68,090	2,720,196
Simmons First National Corporation Class A	36,536	1,854,202
Sterling BanCorp	98,348	2,109,565
Texas Capital Bancshares Incorporated †	29,014	2,129,628
TriCo Bancshares	12,059	420,618
WesBanco Incorporated	46,696	1,735,223
Wintrust Financial Corporation	36,123	2,483,817

		39,572,492

Capital Markets: 0.80%
Stifel Financial Corporation †	40,339	1,719,652

Consumer Finance: 1.89%
Encore Capital Group Incorporated †«	53,394	1,932,863
PRA Group Incorporated †	61,027	2,123,740

		4,056,603

Insurance: 4.09%
Horace Mann Educators Corporation	64,681	2,474,048
James River Group Holdings Limited	51,479	2,040,628

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	83

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Insurance (continued)
Kemper Corporation	53,056	$2,024,086
Primerica Incorporated	30,639	2,212,136

		8,750,898

Thrifts & Mortgage Finance: 0.94%
Bofi Holding Incorporated †«	90,168	2,001,730

Health Care: 5.51%

Health Care Equipment & Supplies: 1.24%
Merit Medical Systems Incorporated †	74,645	2,649,898

Health Care Providers & Services: 3.35%
Acadia Healthcare Company Incorporated †«	53,081	2,194,369
Magellan Health Services Incorporated †	36,262	2,493,013
PharMerica Corporation †	101,315	2,502,481

		7,189,863

Life Sciences Tools & Services: 0.92%
Charles River Laboratories International Incorporated †	21,377	1,967,753

Industrials: 9.30%

Aerospace & Defense: 1.20%
Triumph Group Incorporated	79,192	2,581,659

Commercial Services & Supplies: 3.31%
Interface Incorporated	128,189	2,634,284
LSC Communications Incorporated	94,234	2,004,357
West Corporation	105,613	2,447,053

		7,085,694

Construction & Engineering: 1.77%
KBR Incorporated	104,812	1,428,588
Tutor Perini Corporation †	90,749	2,354,937

		3,783,525

Electrical Equipment: 0.78%
Generac Holdings Incorporated †	47,957	1,661,710

Trading Companies & Distributors: 2.24%
Air Lease Corporation	73,756	2,723,072
Triton International Limited	74,452	2,086,145

		4,809,217

Information Technology: 13.58%

Communications Equipment: 2.22%
Comtech Telecommunications Corporation	148,460	2,142,278
Finisar Corporation †	105,760	2,608,042

		4,750,320

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 3.07%
Anixter International Incorporated †	25,517	$1,926,534
VeriFone Systems Incorporated †	95,737	1,751,030
Vishay Intertechnology Incorporated «	177,143	2,896,288

		6,573,852

Semiconductors & Semiconductor Equipment: 6.01%
Cirrus Logic Incorporated †	40,899	2,697,289
Cypress Semiconductor Corporation	227,527	3,183,103
MKS Instruments Incorporated	36,018	2,944,472
Smart Global Holdings Incorporated †	77,608	1,016,665
Veeco Instruments Incorporated †	96,352	3,030,270

		12,871,799

Software: 2.28%
Nuance Communications Incorporated †	110,707	2,049,187
Tivo Corporation	159,595	2,840,791

		4,889,978

Materials: 2.13%

Chemicals: 1.75%
A. Schulman Incorporated	59,884	1,754,601
Cabot Corporation	38,294	2,000,096

		3,754,697

Metals & Mining: 0.38%
AK Steel Holding Corporation †	132,566	808,653
Ferroglobe Representation & Warranty Insurance Trust †(a)	224,340	0

		808,653

Real Estate: 9.29%

Equity REITs: 8.56%
Brandywine Realty Trust	136,278	2,375,326
Corporate Office Properties Trust	73,854	2,491,095
Cousins Properties Incorporated	274,999	2,353,991
Equity Commonwealth †	74,440	2,316,573
Four Corners Property Trust Incorporated	120,257	2,960,727
Kite Realty Group Trust	92,806	1,667,724
Ramco-Gershenson Properties Trust	141,763	1,784,796
Sunstone Hotel Investors Incorporated	153,061	2,389,282

		18,339,514

Real Estate Management & Development: 0.73%
Alexander & Baldwin Incorporated	39,351	1,574,827

Utilities: 4.75%

Electric Utilities: 4.75%
ALLETE Incorporated	30,172	2,214,323
El Paso Electric Company	43,991	2,375,514

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	85

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Electric Utilities (continued)
PNM Resources Incorporated			59,715	$2,299,028
Portland General Electric Company			45,047	2,132,525
Spark Energy Incorporated Class A «			26,290	1,152,817

				10,174,207

Total Common Stocks (Cost $177,138,663)				208,570,967

		Expiration date

Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		6-1-2017	9,104	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 8.70%

Investment Companies: 8.70%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%		13,908,596	13,909,987
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		4,735,638	4,735,638

Total Short-Term Investments (Cost $18,644,981)				18,645,625

Total investments in securities (Cost $195,783,644) *	106.06%	227,216,592
Other assets and liabilities, net	(6.06)	(12,991,793)

Total net assets	100.00%	$214,224,799

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $196,525,339 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,758,195
Gross unrealized losses	(9,066,942)

Net unrealized gains	$30,691,253

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2017

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 31.25%
FHLMC ±	2.63%	7-1-2046	$17,951,084	$18,418,528	0.35%
FHLMC %%	3.00	6-13-2047	42,300,000	42,469,365	0.82
FHLMC	1.69-7.00	8-1-2017 to 7-13-2047	212,412,214	226,041,210	4.39
FHLMC	3.50	12-1-2029	33,027,507	34,804,732	0.67
FHLMC	4.00	1-1-2034	17,241,154	18,393,151	0.35
FHLMC	4.50	5-1-2047	15,763,893	17,242,755	0.33
FHLMC Series 4640 Class LD	4.00	9-15-2043	20,990,787	22,373,769	0.43
FNMA	1.20-8.09	6-1-2017 to 7-13-2047	712,064,728	758,920,598	14.59
FNMA ¤	0.00	10-9-2019	51,655,000	49,528,157	0.95
FNMA %%	3.00	6-13-2047	32,300,000	32,446,358	0.62
FNMA	4.00	4-1-2047	18,426,163	19,733,283	0.38
FNMA %%	4.00	7-13-2047	42,300,000	44,581,888	0.86
FNMA	5.00	8-1-2056	27,977,466	30,950,105	0.60
GNMA %%	3.00	6-21-2047	51,000,000	51,932,341	1.00
GNMA	3.50-6.50	8-15-2039 to 6-21-2047	40,175,462	43,512,481	0.84
GNMA	3.50	1-20-2047	18,776,678	19,599,530	0.38
GNMA %%	3.50	6-21-2047	30,000,000	31,282,032	0.60
GNMA %%	3.50	7-20-2047	80,100,000	83,388,482	1.61
GNMA	4.00	4-20-2047	18,164,327	19,238,064	0.37
GNMA	4.00	5-20-2047	24,324,869	25,798,955	0.50
GNMA (a)	4.00	6-1-2047	29,671,000	31,469,062	0.61

Total Agency Securities (Cost $1,616,502,718)				1,622,124,846	31.25

Asset-Backed Securities: 13.97%
Navient Student Loan Trust	1.50-3.91	9-16-2024 to 2-25-2070	76,834,151	77,765,960	1.51
Navient Student Loan Trust Series 2017-1A Class A3 ±144A	2.14	7-26-2066	22,408,000	22,661,450	0.44
SLM Student Loan Trust	1.20-2.95	1-25-2019 to 11-25-2070	105,987,717	104,180,569	2.00
SLM Student Loan Trust Series 2012-1 Class A3 ±	1.94	9-25-2028	18,292,000	18,363,820	0.35
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.58	3-25-2055	19,322,000	19,313,027	0.37
SMB Private Education Loan Trust	1.69-2.98	2-15-2023 to 9-15-2034	124,423,366	125,412,016	2.41
SMB Private Education Loan Trust Series 2016-A Class A2B ±144A	2.49	5-15-2031	16,601,000	17,114,949	0.33
Other securities				340,469,738	6.56

Total Asset-Backed Securities (Cost $722,307,713)				725,281,529	13.97

Corporate Bonds and Notes: 19.95%

Consumer Discretionary: 0.90%

Hotels, Restaurants & Leisure: 0.17%
Other securities				8,754,337	0.17

Media: 0.73%
Other securities				37,941,421	0.73

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	87

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Staples: 1.82%

Beverages: 0.55%
Other securities				$28,602,885	0.55%

Food & Staples Retailing: 0.78%
Other securities				40,411,330	0.78

Food Products: 0.36%
Other securities				18,716,696	0.36

Tobacco: 0.13%
Other securities				6,524,983	0.13

Energy: 1.57%

Energy Equipment & Services: 0.10%
Other securities				5,146,829	0.10

Oil, Gas & Consumable Fuels: 1.47%
Other securities				76,279,557	1.47

Financials: 5.79%

Banks: 1.94%
Other securities				100,833,679	1.94

Capital Markets: 1.77%
Morgan Stanley	2.63%	11-17-2021	$19,390,000	19,437,447	0.38
Other securities				72,348,232	1.39

				91,785,679	1.77

Consumer Finance: 1.17%
Other securities				60,599,050	1.17

Diversified Financial Services: 0.04%
Other securities				2,236,013	0.04

Insurance: 0.77%
Other securities				40,080,224	0.77

REITs: 0.10%
Other securities				5,243,067	0.10

Health Care: 1.29%

Biotechnology: 0.52%
Other securities				26,749,181	0.52

Health Care Equipment & Supplies: 0.65%
Other securities				33,884,726	0.65

Pharmaceuticals: 0.12%
Other securities				6,221,483	0.12

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2017

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Industrials: 0.81%

Aerospace & Defense: 0.25%
Other securities				$12,811,639	0.25%

Air Freight & Logistics: 0.16%
Other securities				8,075,046	0.16

Construction & Engineering: 0.05%
Other securities				2,651,190	0.05

Machinery: 0.08%
Other securities				4,335,035	0.08

Road & Rail: 0.18%
Other securities				9,178,241	0.18

Trading Companies & Distributors: 0.09%
Other securities				4,851,358	0.09

Information Technology: 3.49%

Communications Equipment: 0.46%
Other securities				23,897,510	0.46

IT Services: 0.27%
Other securities				13,736,379	0.27

Semiconductors & Semiconductor Equipment: 0.42%
Other securities				21,699,588	0.42

Software: 0.81%
Other securities				42,107,080	0.81

Technology Hardware, Storage & Peripherals: 1.53%
Apple Incorporated	1.80%	5-11-2020	$18,350,000	18,364,093	0.35
Apple Incorporated	2.30	5-11-2022	18,360,000	18,432,944	0.35
Apple Incorporated	2.85-4.38	2-9-2024 to 2-9-2047	28,465,000	29,061,937	0.57
Other securities				13,742,249	0.26

				79,601,223	1.53

Materials: 0.70%

Chemicals: 0.54%
Other securities				28,293,456	0.54

Containers & Packaging: 0.10%
Other securities				4,956,527	0.10

Metals & Mining: 0.06%
Other securities				3,205,800	0.06

Real Estate: 0.55%
Other securities				28,372,663	0.55

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	89

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Telecommunication Services: 1.36%

Diversified Telecommunication Services: 1.36%
Other securities				$70,776,977	1.36%

Utilities: 1.67%

Electric Utilities: 1.47%
Other securities				76,252,793	1.47

Gas Utilities: 0.02%
Other securities				1,356,800	0.02

Multi-Utilities: 0.18%
Other securities				9,372,849	0.18

Total Corporate Bonds and Notes (Cost $1,021,614,315)				1,035,543,294	19.95

Municipal Obligations: 0.65%

California: 0.24%
Other securities				12,136,821	0.24

Nevada: 0.12%
Other securities				6,323,756	0.12

New York: 0.13%
Other securities				6,916,274	0.13

Ohio: 0.04%
Other securities				1,985,611	0.04

Texas: 0.12%
Other securities				6,330,756	0.12

Total Municipal Obligations (Cost $28,888,454)				33,693,218	0.65

Non-Agency Mortgage-Backed Securities: 5.11%
JPMorgan Chase & Company	1.32-4.72%	8-5-2032 to 7-15-2050	$72,569,888	74,878,151	1.44
SoFi Professional Loan Program LLC	1.53-2.76	4-25-2033 to 7-25-2040	58,683,159	58,869,692	1.15
Other securities				131,554,721	2.52

Total Non-Agency Mortgage-Backed Securities (Cost $264,802,263)				265,302,564	5.11

U.S. Treasury Securities: 29.86%
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	45,655,300	0.88
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	35,380,877	0.68
U.S. Treasury Bond	2.88	11-15-2046	44,817,000	44,799,477	0.86
U.S. Treasury Bond ##	3.00	11-15-2045	27,871,000	28,555,790	0.55
U.S. Treasury Bond	3.00	2-15-2047	58,572,000	60,066,055	1.16
U.S. Treasury Bond	3.00	5-15-2047	13,692,000	14,049,279	0.27
U.S. Treasury Note	1.13	2-28-2021	21,208,000	20,837,687	0.40
U.S. Treasury Note ##	1.13	7-31-2021	61,475,000	60,125,439	1.16

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2017

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	3-31-2019	$68,556,000	$68,521,174	1.32%
U.S. Treasury Note «	1.25	4-30-2019	41,947,000	41,917,511	0.81
U.S. Treasury Note	1.25	5-31-2019	138,327,000	138,224,361	2.66
U.S. Treasury Note ##	1.38	5-15-2020	156,110,000	156,402,706	3.01
U.S. Treasury Note	1.38-2.00	2-28-2019 to 5-31-2024	69,266,000	69,427,508	1.34
U.S. Treasury Note	1.38	1-31-2021	53,008,000	52,602,171	1.01
U.S. Treasury Note	1.50	5-31-2020	44,592,000	44,649,479	0.86
U.S. Treasury Note	1.50	8-15-2026	91,541,000	86,234,460	1.66
U.S. Treasury Note	1.75	5-31-2022	63,220,000	63,210,122	1.22
U.S. Treasury Note	1.88	1-31-2022	84,123,000	84,625,803	1.63
U.S. Treasury Note	1.88	3-31-2022	48,674,000	48,942,096	0.94
U.S. Treasury Note «	1.88	4-30-2022	91,098,000	91,574,807	1.77
U.S. Treasury Note	2.00	10-31-2021	35,231,000	35,660,395	0.69
U.S. Treasury Note	2.00	12-31-2021	47,116,000	47,675,503	0.92
U.S. Treasury Note ##	2.00	11-15-2026	80,882,000	79,453,947	1.53
U.S. Treasury Note	2.25	2-15-2027	78,420,000	78,643,654	1.52
U.S. Treasury Note	2.38	5-15-2027	51,760,000	52,524,288	1.01

Total U.S. Treasury Securities (Cost $1,547,698,639)				1,549,759,889	29.86

Yankee Corporate Bonds and Notes: 5.86%

Consumer Discretionary: 0.08%

Media: 0.08%
Other securities				4,352,156	0.08

Energy: 0.78%

Oil, Gas & Consumable Fuels: 0.78%
Other securities				40,688,499	0.78

Financials: 3.59%

Banks: 3.00%
Japan Bank for International Cooperation	1.50	7-21-2021	19,892,000	19,257,903	0.37
Japan Bank for International Cooperation	1.75-2.88	5-28-2020 to 6-1-2027	20,747,000	20,637,358	0.40
Japan Bank for International Cooperation	2.25	2-24-2020	18,290,000	18,405,044	0.36
Other securities				97,383,267	1.87

				155,683,572	3.00

Consumer Finance: 0.35%
Other securities				18,424,034	0.35

Diversified Financial Services: 0.24%
Other securities				12,211,585	0.24

Health Care: 0.44%

Pharmaceuticals: 0.44%
Other securities				22,985,662	0.44

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	91

CORE BOND PORTFOLIO

Security name			Value	Percent of net assets

Industrials: 0.01%

Chemicals: 0.01%
Other securities			$625,917	0.01%

Materials: 0.34%

Chemicals: 0.15%
Other securities			7,842,337	0.15

Metals & Mining: 0.11%
Other securities			5,705,514	0.11

Paper & Forest Products: 0.08%
Other securities			3,819,855	0.08

Telecommunication Services: 0.06%

Diversified Telecommunication Services: 0.06%
Other securities			3,034,238	0.06

Utilities: 0.56%

Electric Utilities: 0.56%
Other securities			28,910,811	0.56

Total Yankee Corporate Bonds and Notes (Cost $299,729,924)			304,284,180	5.86

Yankee Government Bonds: 1.30%
Other securities			67,297,925	1.30

Total Yankee Government Bonds (Cost $65,862,701)			67,297,925	1.30

	Yield	Shares

Short-Term Investments: 3.76%

Investment Companies: 3.76%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%	109,666,213	109,677,180	2.11
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.71	85,527,614	85,527,614	1.65

Total Short-Term Investments (Cost $195,204,596)			195,204,794	3.76

Total investments in securities (Cost $5,762,611,323) *			5,798,492,239	111.71%
Other assets and liabilities, net			(607,946,417)	(11.71)

Total net assets			$5,190,545,822	100.00%

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2017

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

¤	The security is issued in zero coupon form with no periodic interest payments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,775,991,694 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,046,167
Gross unrealized losses	(31,545,622)

Net unrealized gains	$22,500,545

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	93

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.71%
FHLMC	3.00%	7-1-2046	$713,703	$718,633
FHLMC	3.00	7-1-2046	1,002,347	1,007,951
FHLMC	3.50	9-1-2032	824,408	863,152
FHLMC	3.50	4-1-2043	1,390,419	1,441,387
FHLMC	3.50	5-1-2044	639,888	664,112
FHLMC	3.50	6-1-2046	566,627	585,973
FHLMC	4.00	4-1-2044	789,349	844,565
FHLMC	4.00	8-1-2044	565,544	602,675
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.25	9-25-2029	39,095	40,855
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	969,295	1,195,245
FNMA	2.50	8-1-2031	489,952	495,485
FNMA	2.51	9-1-2024	958,368	966,398
FNMA	2.57	9-1-2019	519,232	528,173
FNMA	2.69	5-1-2023	589,612	602,214
FNMA	2.73	1-1-2023	566,161	583,672
FNMA	2.73	9-1-2023	582,928	599,831
FNMA	2.76	4-1-2021	1,080,032	1,097,022
FNMA	2.78	10-1-2020	550,000	563,903
FNMA	2.85	12-1-2023	590,000	607,655
FNMA	3.00	12-1-2032	57,780	59,485
FNMA	3.00	7-1-2046	576,879	581,222
FNMA	3.05	11-1-2022	532,941	554,025
FNMA	3.07	2-1-2026	360,000	370,185
FNMA	3.08	1-1-2026	480,000	493,960
FNMA	3.31	6-1-2021	550,000	572,252
FNMA	3.35	1-1-2028	280,000	293,304
FNMA	3.50	9-1-2032	1,532,474	1,601,967
FNMA	3.50	10-1-2032	858,159	897,331
FNMA	3.50	11-1-2042	321,985	333,608
FNMA	3.50	11-1-2042	420,467	435,903
FNMA	3.50	2-1-2043	229,141	237,672
FNMA	3.50	4-1-2046	272,371	282,387
FNMA	4.50	6-1-2056	443,029	479,207
FNMA	4.50	6-1-2056	647,354	701,214
FNMA	5.00	9-1-2033	196,425	216,692
FNMA	5.50	2-1-2036	166,588	175,148
FNMA Series 2002-90 Class A2	6.50	11-25-2042	385,230	445,110
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	170,016	197,685
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,639,737	1,877,814
FNMA Series 2003-86 Class PT	4.50	9-25-2018	85,404	86,291
FNMA Series 2003-W4 Class 3A ±	6.16	10-25-2042	260,996	302,196
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	656,565	749,349
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	889,135	1,023,333
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	156,884	184,669
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	952,929	1,127,766
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	315,797	372,844
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	140,945	141,593
GNMA	6.50	10-15-2023	17,131	18,937
GNMA	6.50	11-15-2023	11,621	12,846
GNMA	6.50	11-15-2023	3,127	3,457

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2023	$14,065	$15,547
GNMA	6.50	1-15-2024	30,144	33,322
GNMA	7.00	8-15-2027	77,956	90,189
SBA Series 2006-20B Class 1	5.35	2-1-2026	361,103	387,500
SBA Series 2006-20H Class 1	5.70	8-1-2026	178,665	192,433
SBA Series 2007-20J Class 1	5.57	10-1-2027	482,232	519,726
SBA Series 2013-20A Class 1	2.13	1-1-2033	422,399	414,150
SBA Series 2013-20J Class 1	3.37	10-1-2033	464,817	482,997
SBA Series 2014-10A Class 1	3.19	3-10-2024	625,968	649,307
SBA Series 2014-10B Class 1	3.02	9-10-2024	993,573	1,025,438
SBA Series 2014-20A Class 1	3.46	1-1-2034	385,702	405,537
SBA Series 2015-10B Class 1	2.83	9-10-2025	568,664	577,899
SBA Series 2015-20C Class 1	2.72	3-1-2035	509,864	514,369
SBA Series 2015-20E Class 1	2.77	5-1-2035	796,178	805,400
SBA Series 2015-20F Class 1	2.98	6-1-2035	540,555	548,560

Total Agency Securities (Cost $34,570,670)				35,500,727

Asset-Backed Securities: 2.82%
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	578,431
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	109,219	109,210
CNH Equipment Trust Series 2014 Class A3	0.84	5-15-2019	16,334	16,329
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	609,074
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	605,803
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	1.67	10-25-2035	513,323	506,834
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	240,000	240,280
South Carolina Student Loan Corporation Series 2014-1 Class B ±	2.50	8-1-2035	500,000	488,543

Total Asset-Backed Securities (Cost $3,129,455)				3,154,504

Corporate Bonds and Notes: 32.10%

Consumer Discretionary: 4.76%

Auto Components: 0.37%
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	409,500

Automobiles: 0.38%
General Motors Company	4.88	10-2-2023	400,000	427,400

Diversified Consumer Services: 2.48%
Duke University	3.20	10-1-2038	175,000	167,844
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	215,336
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	805,412
Northwestern University	3.69	12-1-2038	500,000	522,534
President and Fellows of Harvard College	3.53	10-1-2031	250,000	256,785
President and Fellows of Harvard College	3.62	10-1-2037	275,000	284,976
Service Corporation International	5.38	1-15-2022	260,000	267,800
University of Southern California	3.03	10-1-2039	275,000	256,544

				2,777,231

Media: 1.12%
Charter Communications Operating LLC	4.91	7-23-2025	325,000	351,745
Comcast Corporation	3.00	2-1-2024	170,000	172,732

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	95

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Lamar Media Corporation	5.88%	2-1-2022	$315,000	$326,813
Time Warner Incorporated	3.40	6-15-2022	140,000	143,550
Time Warner Incorporated	3.60	7-15-2025	260,000	259,854

				1,254,694

Textiles, Apparel & Luxury Goods: 0.41%
Hanesbrands Incorporated 144A	4.63	5-15-2024	200,000	200,000
The William Carter Company	5.25	8-15-2021	250,000	257,875

				457,875

Consumer Staples: 1.25%

Beverages: 0.37%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	140,000	143,982
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	250,000	265,055

				409,037

Food & Staples Retailing: 0.11%
CVS Health Corporation	3.50	7-20-2022	120,000	124,998

Food Products: 0.77%
Ingredion Incorporated	3.20	10-1-2026	150,000	148,880
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	311,258
Unilever Capital Corporation	2.60	5-5-2024	410,000	407,363

				867,501

Energy: 3.52%

Energy Equipment & Services: 0.15%
Halliburton Company	3.80	11-15-2025	160,000	165,159

Oil, Gas & Consumable Fuels: 3.37%
Anadarko Petroleum Corporation «	5.55	3-15-2026	150,000	168,398
Cimarex Energy Company	3.90	5-15-2027	90,000	91,309
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	210,966
ConocoPhillips Company	3.35	11-15-2024	370,000	381,054
EQT Corporation	8.13	6-1-2019	400,000	444,356
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	244,117
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	189,802
Marathon Oil Corporation	3.85	6-1-2025	410,000	408,356
MPLX LP	4.13	3-1-2027	250,000	253,836
Newfield Exploration Company	5.38	1-1-2026	75,000	78,375
Newfield Exploration Company	5.63	7-1-2024	249,000	263,940
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	203,873
Plains All American Pipeline LP	4.65	10-15-2025	400,000	418,453
Range Resources Company 144A	5.00	3-15-2023	250,000	243,750
Southwestern Energy Company	6.70	1-23-2025	175,000	172,813

				3,773,398

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 7.58%

Banks: 3.42%
Bank of America Corporation	3.95%	4-21-2025	$120,000	$122,011
Bank of America Corporation	4.00	4-1-2024	700,000	734,979
Citigroup Incorporated	2.75	4-25-2022	210,000	210,131
Citigroup Incorporated	3.30	4-27-2025	130,000	129,945
Citigroup Incorporated	3.40	5-1-2026	250,000	248,117
Citigroup Incorporated	4.40	6-10-2025	100,000	104,265
Corestates Capital Trust II 144A±	1.81	1-15-2027	750,000	708,750
JPMorgan Chase & Company ±	2.78	4-25-2023	240,000	240,997
JPMorgan Chase & Company	2.97	1-15-2023	150,000	151,945
JPMorgan Chase & Company ±	3.78	2-1-2028	175,000	179,292
National Capital Commerce Incorporated ±(i)	2.13	4-1-2027	400,000	371,000
NTC Capital Trust Series A ±	1.68	1-15-2027	450,000	423,000
US Bancorp	2.95	7-15-2022	200,000	204,183

				3,828,615

Capital Markets: 1.56%
Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	256,598
Goldman Sachs Capital II ±	4.00	12-29-2049	6,000	5,174
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	267,771
Goldman Sachs Group Incorporated	3.85	1-26-2027	190,000	193,500
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	124,460
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	226,034
Morgan Stanley	3.70	10-23-2024	100,000	103,138
Morgan Stanley	3.95	4-23-2027	180,000	182,483
Morgan Stanley	5.50	7-24-2020	350,000	383,176

				1,742,334

Consumer Finance: 0.22%
American Express Credit Corporation	2.70	3-3-2022	240,000	242,665

Diversified Financial Services: 0.64%
Abay Leasing 2014 LLC	2.65	11-9-2026	455,208	461,677
CNH Industrial Capital LLC	4.38	4-5-2022	250,000	258,750

				720,427

Insurance: 1.74%
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	212,197
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	822,866
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	696,824
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	217,800

				1,949,687

Health Care: 3.57%

Health Care Equipment & Supplies: 0.30%
Becton Dickinson & Company	3.73	12-15-2024	134,000	136,530
Teleflex Incorporated	4.88	6-1-2026	200,000	205,000

				341,530

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	97

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 2.68%
Allina Health System Incorporated	4.81%	11-15-2045	$235,000	$256,646
Ascension Health	3.95	11-15-2046	340,000	337,564
Baptist Health South Florida Incorporated	4.34	11-15-2041	170,000	172,621
Cleveland Clinic Foundation	4.86	1-1-2114	120,000	120,266
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	126,981
Mayo Clinic	3.77	11-15-2043	120,000	118,377
Mayo Clinic	4.13	11-15-2052	78,000	82,051
Mednax Incorporated 144A	5.25	12-1-2023	475,000	482,125
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	245,000	250,158
Southern Baptist Hospital	4.86	7-15-2045	205,000	227,027
Texas Health Resources	4.33	11-15-2055	375,000	389,433
The New York and Presbyterian Hospital	3.56	8-1-2036	275,000	263,974
The New York and Presbyterian Hospital	4.06	8-1-2056	180,000	176,310

				3,003,533

Life Sciences Tools & Services: 0.14%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	155,028

Pharmaceuticals: 0.45%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	245,208
EMD Finance LLC 144A	2.95	3-19-2022	250,000	255,229

				500,437

Industrials: 2.36%

Aerospace & Defense: 0.27%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	104,228
Hexcel Corporation	3.95	2-15-2027	190,000	196,128

				300,356

Commercial Services & Supplies: 0.32%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	355,688

Construction & Engineering: 0.23%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	258,767

Machinery: 1.38%
Actuant Corporation	5.63	6-15-2022	425,000	437,750
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	385,000
Oshkosh Corporation	5.38	3-1-2022	375,000	390,469
Vessel Management Services Incorporated	3.43	8-15-2036	331,000	330,145

				1,543,364

Road & Rail: 0.16%
Union Pacific Corporation	7.88	1-15-2019	171,000	187,369

Information Technology: 0.94%

IT Services: 0.10%
Fiserv Incorporated	4.75	6-15-2021	100,000	108,535

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 0.24%
Micron Technology Incorporated	7.50%	9-15-2023	$245,000	$273,690

Software: 0.25%
Activision Blizzard Incorporated	2.60	6-15-2022	50,000	50,031
Oracle Corporation	3.40	7-8-2024	220,000	228,967

				278,998

Technology Hardware, Storage & Peripherals: 0.35%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	396,444

Materials: 1.71%

Chemicals: 0.93%
Scotts Miracle-Gro Company	6.00	10-15-2023	390,000	418,275
Sherwin Williams Company	3.45	6-1-2027	190,000	191,917
Valspar Corporation	3.30	2-1-2025	100,000	99,536
Valvoline Incorporated 144A	5.50	7-15-2024	185,000	194,713
W.R. Grace & Company 144A	5.63	10-1-2024	130,000	140,400

				1,044,841

Construction Materials: 0.18%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	201,334

Containers & Packaging: 0.28%
Ball Corporation	5.00	3-15-2022	100,000	106,825
International Paper Company	3.00	2-15-2027	210,000	202,574

				309,399

Paper & Forest Products: 0.32%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	359,009

Real Estate: 3.32%

Equity REITs: 3.32%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	245,314
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	192,853
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,636
Boston Properties LP	3.70	11-15-2018	180,000	184,211
Boston Properties LP	5.88	10-15-2019	200,000	215,405
Duke Realty LP	3.25	6-30-2026	130,000	128,242
Duke Realty LP	3.88	10-15-2022	150,000	157,013
ERP Operating LP	4.63	12-15-2021	281,000	304,438
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	270,524
Liberty Property LP	3.75	4-1-2025	100,000	101,951
Potlatch Corporation	7.50	11-1-2019	310,000	339,063
ProLogis LP	3.75	11-1-2025	170,000	178,116
Realty Income Corporation	4.65	8-1-2023	370,000	402,328
Simon Property Group LP	3.38	10-1-2024	300,000	305,170
UDR Incorporated	4.63	1-10-2022	260,000	278,163
Ventas Realty LP	3.50	2-1-2025	150,000	149,707
Ventas Realty LP	3.85	4-1-2027	220,000	221,370

				3,715,504

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	99

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.86%

Diversified Telecommunication Services: 0.86%
AT&T Incorporated	4.75%	5-15-2046	$280,000	$269,087
AT&T Incorporated	5.25	3-1-2037	60,000	62,710
Verizon Communications Incorporated	2.63	8-15-2026	130,000	120,702
Verizon Communications Incorporated 144A	4.81	3-15-2039	391,000	393,351
Verizon Communications Incorporated	5.25	3-16-2037	110,000	117,148

				962,998

Utilities: 2.23%

Electric Utilities: 1.90%
Great Plains Energy Incorporated	3.90	4-1-2027	360,000	364,937
Great River Energy 144A(i)	5.83	7-1-2017	129,702	130,009
ITC Holdings Corporation	3.65	6-15-2024	120,000	122,200
Monongahela Power Company 144A	4.10	4-15-2024	380,000	404,550
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	381,763
PacifiCorp	3.35	7-1-2025	130,000	133,843
Southern California Edison Company	6.00	1-15-2034	188,000	238,279
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	137,918	141,021
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	208,731

				2,125,333

Gas Utilities: 0.33%
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	368,546

Total Corporate Bonds and Notes (Cost $34,581,503)				35,941,224

Municipal Obligations: 8.88%

Alaska: 0.28%
Alaska Taxable Build America Bonds Series 2010-A (GO Revenue)	5.74	8-1-2033	250,000	310,893

Georgia: 0.53%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	588,360

Indiana: 0.20%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	221,112

Maryland: 0.28%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	312,519

Massachusetts: 0.73%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	425,492
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	396,375

				821,867

Missouri: 0.25%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.90	8-27-2029	286,118	281,840

New Jersey: 1.07%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,201,619

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New York: 0.21%
New York City Transitional Finance Authority Series 2017-A2 (Tax Revenue)	2.00%	5-1-2024	$250,000	$238,203

North Carolina: 1.42%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	394,911
North Carolina Education Assistance Authority Student Loan Series A-3 (Education Revenue)	2.06	10-25-2041	650,000	644,761
University of North Carolina Chapel Hill Refunding Bonds Series C (Education Revenue)	3.33	12-1-2036	150,000	150,321
University of North Carolina Chapel Hill Revenue (Education Revenue)	3.85	12-1-2034	375,000	400,118

				1,590,111

Ohio: 0.59%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	401,606
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	262,350

				663,956

Oklahoma: 0.36%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	399,060

Texas: 1.15%
Texas A&M University Taxable Financing System Series B (Education Revenue)	3.11	5-15-2028	220,000	220,550
Texas State (Miscellaneous Revenue)	3.45	10-1-2028	285,000	294,354
Texas Tech University Taxable Refunding Financing System Series B (Education Revenue)	3.61	2-15-2029	180,000	186,043
Texas Transportation Commission Highway Improvement Taxable Series A (Miscellaneous Revenue)	4.63	4-1-2033	250,000	284,838
Texas Transportation Commission Series B (Tax Revenue)	5.18	4-1-2030	250,000	297,615

				1,283,400

Virginia: 0.19%
Virginia State HDA (Housing Revenue)	3.10	6-25-2041	216,497	216,997

Washington: 1.15%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	263,028
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	426,164
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	500,000	593,575

				1,282,767

West Virginia: 0.47%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	526,661

Total Municipal Obligations (Cost $9,398,653)				9,939,365

Non-Agency Mortgage-Backed Securities: 13.01%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	737,950
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	568,396
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	630,391
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	662,933
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	581,215
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	649,887
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	648,540

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	101

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities: (continued)
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	3.32%	6-25-2034	$407,730	$415,651
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	485,829	520,143
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	575,167
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	584,474
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	215,383
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	216,187
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	668,238
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	380,955
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	415,959
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	700,258
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	581,944
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	542,955
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	563,842
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	501,767
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A±	6.50	10-25-2034	878,962	861,018
Sequoia Mortgage Trust Series 10 Class 1A ±	1.79	10-20-2027	223,084	217,064
Small Business Administration Series 2017-10A Class 1	2.51	3-10-2027	580,000	588,986
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±	2.75	8-25-2055	359,907	361,831
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	4-25-2056	507,065	505,005
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	676,199

Total Non-Agency Mortgage-Backed Securities (Cost $14,531,942)				14,572,338

U.S. Treasury Securities: 3.47%
U.S. Treasury Bond	2.25	8-15-2046	400,000	349,656
U.S. Treasury Bond	2.88	11-15-2046	1,422,000	1,421,444
U.S. Treasury Bond	3.00	2-15-2047	750,000	769,131
U.S. Treasury Bond	3.00	5-15-2047	775,000	795,223
U.S. Treasury Bond	5.00	5-15-2037	400,000	550,594

Total U.S. Treasury Securities (Cost $3,801,381)				3,886,048

Yankee Corporate Bonds and Notes: 5.78%

Energy: 1.46%

Energy Equipment & Services: 0.36%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	404,246

Oil, Gas & Consumable Fuels: 1.10%
BP Capital Markets plc	3.81	2-10-2024	110,000	115,729
Canadian National Resources Limited	2.95	1-15-2023	50,000	50,180
Petroleos Mexicanos	2.29	2-15-2024	192,500	193,179
Petroleos Mexicanos	2.83	2-15-2024	402,500	411,094
Petroleos Mexicanos	6.38	1-23-2045	250,000	248,025
Total Capital International SA	3.70	1-15-2024	200,000	211,333

				1,229,540

Financial Services: 0.36%
UBS Group Funding Switzerland 144A	4.25	3-23-2028	380,000	396,717

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.72%

Banks: 1.01%
Bank of Nova Scotia	4.50%	12-16-2025	$250,000	$262,910
Credit Suisse New York	3.63	9-9-2024	250,000	258,605
HSBC Holdings plc ±	3.26	3-13-2023	220,000	223,903
HSBC Holdings plc	3.60	5-25-2023	250,000	257,833
Royal Bank of Canada	4.65	1-27-2026	120,000	128,287

				1,131,538

Diversified Financial Services: 0.71%
Shell International Finance BV	3.25	5-11-2025	200,000	205,346
Shell International Finance BV	3.40	8-12-2023	370,000	386,690
Tyco Electronics Group SA	3.50	2-3-2022	200,000	206,657

				798,693

Health Care: 0.34%

Pharmaceuticals: 0.34%
Actavis Funding SCS	4.55	3-15-2035	230,000	238,124
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	147,056

				385,180

Industrials: 0.59%

Aerospace & Defense: 0.46%
BAE Systems plc 144A	4.75	10-11-2021	470,000	509,686

Road & Rail: 0.13%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	149,396

Information Technology: 0.73%

Semiconductors & Semiconductor Equipment: 0.34%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	379,261

Technology Hardware, Storage & Peripherals: 0.39%
Seagate HDD Cayman	4.75	6-1-2023	425,000	436,475

Materials: 0.23%

Metals & Mining: 0.23%
Anglo American Capital plc 144A	4.75	4-10-2027	250,000	258,125

Telecommunication Services: 0.35%

Wireless Telecommunication Services: 0.35%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	394,225

Total Yankee Corporate Bonds and Notes (Cost $6,227,998)				6,473,082

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	103

MANAGED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 1.82%

Investment Companies: 1.82%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%	164,418	$164,434
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71	1,870,651	1,870,651

Total Short-Term Investments (Cost $2,035,069)			2,035,085

Total investments in securities (Cost $108,276,671) *	99.59%	111,502,373
Other assets and liabilities, net	0.41	455,600

Total net assets	100.00%	$111,957,973

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $108,304,868 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,877,595
Gross unrealized losses	(680,090)

Net unrealized gains	$3,197,505

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 15.48%

Consumer Staples: 3.66%

Beverages: 0.32%
The Coca-Cola Company	6,334	$288,007

Food & Staples Retailing: 0.94%
Metro AG	7,849	262,752
The Kroger Company	6,127	182,462
Wal-Mart Stores Incorporated	2,303	181,016
Walgreens Boots Alliance Incorporated	2,620	212,272

		838,502

Food Products: 0.72%
Biostime International Holdings Limited «†	79,000	214,416
Marine Harvest ASA	4,555	79,786
Mondelez International Incorporated Class A	3,310	154,213
The Hershey Company	719	82,879
The Kraft Heinz Company	1,216	112,115

		643,409

Household Products: 1.18%
Church & Dwight Company Incorporated	3,046	157,356
Reckitt Benckiser Group plc	4,626	473,126
The Clorox Company	740	100,440
The Procter & Gamble Company	3,698	325,757

		1,056,679

Personal Products: 0.20%
Edgewell Personal Care Company †	760	55,586
The Estee Lauder Companies Incorporated Class A	1,327	124,924

		180,510

Tobacco: 0.30%
Philip Morris International	2,214	265,237

Energy: 3.83%

Energy Equipment & Services: 0.52%
AMEC Foster Wheeler plc	27,787	182,233
Halliburton Company	4,242	191,696
Schlumberger Limited %%	1,380	96,034

		469,963

Oil, Gas & Consumable Fuels: 3.31%
Anadarko Petroleum Corporation	2,267	114,552
BP plc	108,814	654,320
Chevron Corporation	3,660	378,737
Concho Resources Incorporated †	939	119,046
Cosan Limited Class A	65,613	464,540
Eni SpA	32,056	507,382

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	105

REAL RETURN PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Incorporated	2,437	$220,085
Newfield Exploration Company †	2,206	71,651
Occidental Petroleum Corporation	2,807	165,417
Phillips 66 Company	1,450	110,360
Pioneer Natural Resources Company	940	156,848

		2,962,938

Materials: 4.34%

Chemicals: 1.27%
Axalta Coating Systems Limited †	2,496	78,125
Dow Chemical Company	2,284	141,517
Ecolab Incorporated	569	75,586
LyondellBasell Industries NV Class A	1,298	104,515
PolyOne Corporation	2,135	79,721
Sasol Limited	17,011	508,579
The Sherwin-Williams Company	460	152,614

		1,140,657

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	346	77,539

Containers & Packaging: 0.09%
Crown Holdings Incorporated †	1,327	76,621

Metals & Mining: 2.89%
African Barrick Gold plc	15,000	55,545
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	5,000	242,050
Alamos Gold Incorporated Class A	5,000	33,296
B2Gold Corporation †	65,000	163,120
Barrick Gold Corporation	9,000	148,860
Fresnillo plc	6,000	121,836
Goldcorp Incorporated-U.S. Exchange Traded Shares	8,821	119,877
Kinross Gold Corporation †	55,000	237,776
Lundin Mining Corporation	53,049	292,175
Newcrest Mining Limited	2,000	31,416
Newmont Mining Corporation	6,000	204,900
OceanaGold Corporation	10,000	33,683
Randgold Resources Limited ADR	2,450	232,309
Royal Gold Incorporated	3,729	299,886
Steel Dynamics Incorporated	2,440	82,936
Torex Gold Resources Incorporated †	9,000	150,439
Wheaton Precious Metals Corporation	7,000	143,570

		2,593,674

Real Estate: 3.65%

Equity REITs: 3.65%
American Homes 4 Rent Class A	5,877	132,056

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

REAL RETURN PORTFOLIO

Security name			Shares	Value

Equity REITs (continued)
American Tower Corporation			2,645	$346,998
AvalonBay Communities Incorporated			1,261	241,154
Boston Properties Incorporated			2,132	258,654
Camden Property Trust			1,351	112,552
Equinix Incorporated			616	271,662
Essex Property Trust Incorporated			728	187,038
Hersha Hospitality Trust			1,570	29,218
Host Hotels & Resorts Incorporated			8,195	147,428
Hudson Pacific Properties Incorporated			4,613	151,122
Mid-America Apartment Communities Incorporated			1,463	149,138
Physicians Realty Trust			14,926	303,595
Prologis Incorporated			3,258	180,949
Public Storage Incorporated			858	184,770
Retail Opportunity Investment Corporation			7,454	147,291
Simon Property Group Incorporated			1,523	234,923
Ventas Incorporated			2,906	193,220

				3,271,768

Total Common Stocks (Cost $12,927,020)				13,865,504

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 9.37%

Consumer Discretionary: 2.85%

Auto Components: 0.17%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	103,053
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,563
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	20,000	22,200

				152,816

Diversified Consumer Services: 0.19%
Service Corporation International	5.38	1-15-2022	100,000	103,000
TRI Pointe Group Incorporated	4.38	6-15-2019	62,000	63,550

				166,550

Hotels, Restaurants & Leisure: 0.35%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	125,000	132,500
International Game Technology	7.50	6-15-2019	65,000	71,013
MGM Resorts International	5.25	3-31-2020	100,000	106,434

				309,947

Household Durables: 0.41%
CalAtlantic Group Incorporated	6.63	5-1-2020	15,000	16,538
D.R. Horton Incorporated	3.63	2-15-2018	135,000	136,249
KB Home	4.75	5-15-2019	60,000	61,800
Lennar Corporation	4.50	6-15-2019	150,000	155,250

				369,837

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	107

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Internet & Direct Marketing Retail: 0.02%
Netflix Incorporated	5.38%	2-1-2021	$18,000	$19,530

Media: 1.00%
CSC Holdings LLC	7.63	7-15-2018	75,000	79,500
DISH DBS Corporation	4.25	4-1-2018	130,000	131,950
DISH DBS Corporation	7.88	9-1-2019	25,000	27,719
National CineMedia LLC	6.00	4-15-2022	100,000	101,625
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	90,000	94,725
Outfront Media Capital Corporation	5.25	2-15-2022	95,000	98,800
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	104,375
Sirius XM Radio Incorporated 144A	4.25	5-15-2020	75,000	76,050
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	100,000	103,500
TEGNA Incorporated	5.13	10-15-2019	50,000	51,188
TEGNA Incorporated	5.13	7-15-2020	30,000	30,788

				900,220

Multiline Retail: 0.12%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	103,000

Specialty Retail: 0.45%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	103,686
L Brands Incorporated	6.63	4-1-2021	95,000	105,213
Penske Auto Group Incorporated	5.75	10-1-2022	90,000	93,150
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	103,125

				405,174

Textiles, Apparel & Luxury Goods: 0.14%
The William Carter Company	5.25	8-15-2021	120,000	123,780

Consumer Staples: 0.21%

Food Products: 0.21%
B&G Foods Incorporated	4.63	6-1-2021	85,000	86,913
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	102,250

				189,163

Energy: 1.04%

Energy Equipment & Services: 0.14%
NGPL PipeCo LLC 144A	7.12	12-15-2017	120,000	122,700

Oil, Gas & Consumable Fuels: 0.90%
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	60,093
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	65,000	69,225
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	131,173
Sabine Pass Liquefaction LLC	5.63	2-1-2021	205,000	224,212
Targa Resources Partners LP	4.13	11-15-2019	110,000	111,650
Tesoro Corporation	4.25	10-1-2017	65,000	65,244
Tesoro Logistics LP	5.50	10-15-2019	75,000	79,313
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,625

				807,535

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 0.73%

Banks: 0.09%
CIT Group Incorporated 144A	5.50%	2-15-2019	$75,000	$79,125

Consumer Finance: 0.64%
Ally Financial Incorporated	3.75	11-18-2019	105,000	107,363
Ally Financial Incorporated	6.25	12-1-2017	60,000	61,290
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,768
Navient Corporation	4.63	9-25-2017	130,000	130,650
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,946

				575,017

Health Care: 0.89%

Health Care Equipment & Supplies: 0.11%
Hologic Incorporated 144A	5.25	7-15-2022	95,000	99,750

Health Care Providers & Services: 0.78%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	55,000	58,713
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	125,625
HCA Incorporated	8.00	10-1-2018	115,000	124,200
Lifepoint Hospitals Incorporated	5.50	12-1-2021	110,000	114,263
MPT Operating Partnership LP	6.38	2-15-2022	100,000	103,375
Tenet Healthcare Corporation ±	4.63	6-15-2020	120,000	120,900
Tenet Healthcare Corporation	6.25	11-1-2018	45,000	47,531

				694,607

Industrials: 1.12%

Aerospace & Defense: 0.20%
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	170,000	175,950

Airlines: 0.23%
American Airlines Group Incorporated	6.13	6-1-2018	100,000	103,750
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	104,312

				208,062

Commercial Services & Supplies: 0.11%
Clean Harbors Incorporated	5.13	6-1-2021	100,000	102,375

Machinery: 0.15%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	66,788
Meritor Incorporated	6.75	6-15-2021	65,000	67,275

				134,063

Trading Companies & Distributors: 0.43%
Aircastle Limited	4.63	12-15-2018	100,000	103,500
Ashtead Capital Incorporated 144A	6.50	7-15-2022	100,000	103,625
H&E Equipment Services Incorporated	7.00	9-1-2022	100,000	104,570
United Rentals Incorporated	6.13	6-15-2023	70,000	73,886

				385,581

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	109

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.75%

Communications Equipment: 0.06%
ViaSat Incorporated	6.88%	6-15-2020	$55,000	$56,100

Electronic Equipment, Instruments & Components: 0.29%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	78,375
Sanmina Corporation 144A	4.38	6-1-2019	105,000	107,625
Zebra Technologies Corporation	7.25	10-15-2022	70,000	75,145

				261,145

Internet Software & Services: 0.26%
IAC/InterActiveCorp	4.88	11-30-2018	102,000	103,020
Match Group Incorporated	6.75	12-15-2022	120,000	125,700

				228,720

Technology Hardware, Storage & Peripherals: 0.14%
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	40,000	40,946
EMC Corporation	2.65	6-1-2020	90,000	88,743

				129,689

Materials: 0.45%

Chemicals: 0.26%
Ashland Incorporated	3.88	4-15-2018	80,000	81,200
CF Industries Incorporated	6.88	5-1-2018	145,000	151,163

				232,363

Containers & Packaging: 0.10%
Reynolds Group Holdings	5.75	10-15-2020	85,000	87,338

Metals & Mining: 0.09%
Steel Dynamics Incorporated	6.38	8-15-2022	80,000	82,920

Real Estate: 0.54%

Equity REITs: 0.47%
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	60,000	62,400
Equinix Incorporated	5.38	1-1-2022	120,000	126,787
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	104,250
VEREIT Operating Partnership LP	3.00	2-6-2019	120,000	121,418
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,485

				425,340

Real Estate Management & Development: 0.07%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	60,000	61,425

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.38%
CenturyLink Incorporated	5.63	4-1-2020	90,000	95,400
Frontier Communications Corporation	8.13	10-1-2018	110,000	116,325
Hughes Satellite Systems Corporation	6.50	6-15-2019	115,000	124,923

				336,648

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.41%
Sprint Communications Incorporated 144A	9.00%	11-15-2018	$165,000	$181,088
T-Mobile USA Incorporated	6.13	1-15-2022	50,000	52,625
T-Mobile USA Incorporated	6.63	4-1-2023	125,000	133,088

				366,801

Total Corporate Bonds and Notes (Cost $8,359,302)				8,393,271

Loans: 4.02%

Consumer Discretionary: 0.50%

Auto Components: 0.06%
Allison Transmission Incorporated ±	3.03	9-23-2022	56,429	56,946

Household Products: 0.30%
Michaels Stores Incorporated ±	3.78	1-30-2023	131,511	131,328
The ServiceMaster Company LLC ±	3.54	11-8-2023	134,663	135,807

				267,135

Media: 0.14%
Altice US Finance I Corporation ±	3.28	7-28-2025	130,000	129,722

Consumer Staples: 0.30%

Food Products: 0.30%
Pinnacle Foods Incorporated ±	3.00	2-2-2024	59,850	60,123
Post Holdings Incorporated ±<	0.00	5-24-2024	125,000	125,645
Prestige Brands Incorporated ±	3.79	1-26-2024	81,128	81,771

				267,539

Financials: 0.30%

Diversified Financial Services: 0.30%
Delos Finance SARL ±	3.40	10-6-2023	135,000	136,203
LPL Holdings Incorporated ±	3.77	3-10-2024	130,000	130,569

				266,772

Health Care: 0.35%

Health Care Providers & Services: 0.20%
HCA Incorporated ±<	3.04	3-17-2023	90,000	90,317
Select Medical Corporation ±	4.65	3-6-2024	55,000	55,481
TeamHealth Incorporated ±	3.79	2-6-2024	35,000	34,792

				180,590

Health Care Technology: 0.05%
Change Healthcare Holdings Incorporated ±	3.79	3-1-2024	45,000	45,135

Pharmaceuticals: 0.10%
Endo Finance LLC ±	5.31	4-29-2024	90,000	91,519

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	111

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 1.12%

Aerospace & Defense: 0.13%
TransDigm Incorporated ±	4.13%	2-28-2020	$117,297	$117,742

Airlines: 0.23%
Delta Air Lines Incorporated ±	3.54	8-24-2022	132,975	134,000
United Airlines Incorporated ±	3.42	4-1-2024	70,000	70,438

				204,438

Commercial Services & Supplies: 0.36%
ADS Waste Holdings Incorporated ±	3.70	11-10-2023	99,747	100,433
Aramark Services Incorporated ±	3.04	3-28-2024	70,000	70,459
Columbus McKinnon Corporation ±	4.15	1-31-2024	63,174	63,490
KAR Auction Services Incorporated ±	3.31	3-11-2021	86,935	86,935

				321,317

Communications Equipment: 0.40%
Charter Communications Operating LLC ±<	3.05	1-3-2021	224,482	225,717
Virgin Media Bristol LLC ±	3.74	1-31-2025	135,000	135,548

				361,265

Information Technology: 0.43%

Electronic Equipment, Instruments & Components: 0.14%
Dell Incorporated ±	3.55	9-7-2023	44,888	45,142
Zebra Technologies Corporation ±	3.60	10-27-2021	74,459	75,022

				120,164

Internet Software & Services: 0.17%
Ancestry.com Incorporated ±	4.25	10-19-2023	54,450	54,899
Zayo Group LLC ±	3.51	1-19-2024	95,805	96,398

				151,297

IT Services: 0.10%
First Data Corporation ±	4.03	7-10-2022	91,619	92,153

Semiconductors & Semiconductor Equipment: 0.02%
Micron Technology Incorporated ±	3.55	4-26-2022	19,900	20,092

Materials: 0.61%

Chemicals: 0.37%
Ashland Incorporated ±<	0.00	5-24-2024	55,000	55,241
Huntsman International LLC ±	4.12	4-1-2023	99,500	99,873
Ineos US Finance LLC ±	3.79	3-31-2022	176,635	178,268

				333,382

Containers & Packaging: 0.24%
Berry Plastics Corporation ±	3.24	2-8-2020	180,000	181,039
Reynolds Group Holdings Incorporated ±	4.04	2-5-2023	29,850	29,990

				211,029

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Real Estate: 0.13%

Equity REITs: 0.13%
MGM Growth Properties LLC ±	3.29%	4-25-2023	$114,135	$114,778

Telecommunication Services: 0.28%

Diversified Telecommunication Services: 0.15%
Level 3 Financing Incorporated ±	3.26	2-22-2024	129,470	129,632

Wireless Telecommunication Services: 0.13%
SBA Communications Corporation ±	3.30	3-24-2021	119,692	120,097

Total Loans (Cost $3,592,506)				3,602,744

U.S. Treasury Securities: 66.34%
TIPS	0.13	4-15-2019	1,602,278	1,612,830
TIPS	0.13	4-15-2020	3,940,374	3,974,541
TIPS	0.13	4-15-2021	3,595,097	3,622,553
TIPS	0.13	1-15-2022	1,572,624	1,585,157
TIPS	0.13	4-15-2022	3,719,127	3,738,295
TIPS	0.13	1-15-2023	1,779,697	1,782,477
TIPS	0.13	7-15-2024	1,930,271	1,919,940
TIPS	0.13	7-15-2026	2,318,942	2,271,497
TIPS	0.25	1-15-2025	1,965,963	1,955,520
TIPS	0.38	7-15-2023	2,273,292	2,314,761
TIPS	0.38	7-15-2025	1,855,630	1,866,959
TIPS	0.38	1-15-2027	2,407,061	2,403,460
TIPS	0.63	7-15-2021	2,141,746	2,216,039
TIPS	0.63	1-15-2024	2,523,313	2,590,536
TIPS	0.63	1-15-2026	2,636,871	2,693,538
TIPS	0.63	2-15-2043	583,215	545,987
TIPS	0.75	2-15-2042	1,068,141	1,033,454
TIPS	0.75	2-15-2045	1,200,948	1,147,729
TIPS	0.88	2-15-2047	833,209	823,502
TIPS	1.00	2-15-2046	926,019	942,958
TIPS	1.13	1-15-2021	2,646,890	2,774,168
TIPS	1.25	7-15-2020	1,296,752	1,362,806
TIPS	1.38	7-15-2018	582,238	595,644
TIPS	1.38	1-15-2020	1,183,760	1,237,245
TIPS	1.38	2-15-2044	988,527	1,093,227
TIPS	1.75	1-15-2028	692,413	785,277
TIPS	1.88	7-15-2019	536,646	564,399
TIPS	2.00	1-15-2026	1,719,648	1,955,427
TIPS	2.13	1-15-2019	471,237	490,443
TIPS	2.13	2-15-2040	936,199	1,184,215
TIPS	2.13	2-15-2041	573,329	728,913
TIPS	2.38	1-15-2025	1,176,958	1,358,788
TIPS	2.38	1-15-2027	664,901	787,933
TIPS	2.50	1-15-2029	675,628	827,760
TIPS	2.63	7-15-2017	58,815	59,132
TIPS	3.38	4-15-2032	206,024	289,916
TIPS	3.63	4-15-2028	1,062,661	1,413,558

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	113

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	3.88%	4-15-2029	$637,690	$882,452

Total U.S. Treasury Securities (Cost $58,150,279)				59,433,036

Yankee Corporate Bonds and Notes: 0.83%

Consumer Discretionary: 0.11%

Automobiles: 0.11%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,175

Consumer Staples: 0.11%

Food & Staples Retailing: 0.11%
Tesco plc 144A	5.50	11-15-2017	100,000	101,339

Financials: 0.24%

Banks: 0.24%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	125,000	129,375
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,759

				211,134

Health Care: 0.12%

Pharmaceuticals: 0.12%
Mallinckrodt International Finance SA	3.50	4-15-2018	105,000	105,263

Information Technology: 0.25%

Communications Equipment: 0.12%
Nokia Corporation	5.38	5-15-2019	100,000	105,750

Semiconductors & Semiconductor Equipment: 0.13%
NXP BV/NXP Funding LLC 144A	3.75	6-1-2018	120,000	122,100

Total Yankee Corporate Bonds and Notes (Cost $743,008)				747,761

	Yield		Shares

Short-Term Investments: 4.09%

Investment Companies: 4.04%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04		213,729	213,750
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.71		3,404,176	3,404,176

				3,617,926

			Principal

U.S. Treasury Securities: 0.05%
U.S. Treasury Bill (z)#	0.70	6-15-2017	$50,000	49,986

Total Short-Term Investments (Cost $3,667,911)				3,667,912

Total investments in securities (Cost $87,440,026) *	100.13%	89,710,228
Other assets and liabilities, net	(0.13)	(116,373)

Total net assets	100.00%	$89,593,855

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

REAL RETURN PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income-earning security

%%	The security is issued on a when-issued basis.

(i)	Illiquid security for which the designation as illiquid is unaudited.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $87,594,014 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,960,519
Gross unrealized losses	(844,305)

Net unrealized gains	$2,116,214

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	115

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 24.13%
FHLMC	6.00%	7-1-2017	$871	$871
FHLMC	7.50	7-17-2017	423	424
FHLMC Series T-54 Class 4A ±	3.29	2-25-2043	361,953	372,429
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	470,964	564,877
FHLMC Series T-63 Class 1A1 ±	1.84	2-25-2045	307,276	308,277
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	333,785	392,715
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	501,245	578,376
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	569,461	702,206
FNMA ±	1.86	10-1-2034	187,510	191,044
FNMA ±	1.86	4-1-2044	134,909	137,474
FNMA ±	1.86	10-1-2044	171,915	175,722
FNMA ±	1.88	4-1-2034	230,443	232,549
FNMA ±	2.22	9-1-2033	102,951	106,921
FNMA ±	2.23	10-1-2033	266,131	275,931
FNMA ±	2.37	4-1-2037	183,133	187,558
FNMA ±	2.71	8-1-2035	230,835	242,158
FNMA ±	2.81	6-1-2033	232,170	243,915
FNMA ±	2.81	7-1-2035	135,824	143,274
FNMA ±	2.90	12-1-2033	239,816	252,064
FNMA ±	3.01	6-1-2033	191,298	196,591
FNMA ±	3.04	1-1-2036	128,124	134,785
FNMA Series 2003-W4 Class 3A ±	6.16	10-25-2042	218,076	252,501
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	143,275	168,045
FNMA Series 2007-88 Class HC ±	3.08	9-25-2037	139,360	148,350

Total Agency Securities (Cost $5,559,630)				6,009,057

Asset-Backed Securities: 31.34%
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	18,232	18,229
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	35,816	35,810
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	78,379	78,356
Ally Auto Receivables Trust Series 2017-1 Class A2	1.45	10-15-2019	140,000	139,939
Ally Auto Receivables Trust Series 2017-2 Class A2	1.49	11-15-2019	135,000	135,021
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,077
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	39,121	39,110
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	79,878	79,846
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 ±	1.74	6-10-2019	38,532	38,567
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	67,650	67,642
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	112,828	112,782
AmeriCredit Automobile Receivables Trust Series 2017-1 Class A2A	1.51	5-18-2020	140,000	140,003
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	23,657	23,646
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.71	7-22-2019	135,000	135,218
BMW Vehicle Owner Trust Series 2016-1 Class A2A	0.99	5-28-2019	121,583	121,361
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	6,985	6,985
Capital Auto Receivables Asset Trust Series 2016-1 Class A2B ±	1.69	11-20-2018	19,724	19,739
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	111,300	111,262
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	101,095	101,082
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	2,305	2,304
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	84,373	84,371
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	1.44	11-15-2018	11,421	11,423
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	51,195	51,182
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	80,019	79,980

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CarMax Auto Owner Trust Series 2017-1 Class A2	1.60%	2-18-2020	$140,000	$140,064
CarMax Auto Owner Trust Series 2017-2 Class A2	1.63	6-15-2020	135,000	135,347
Chase Issuance Trust Series 2014 Class A6	1.26	7-15-2019	120,000	119,995
CIT Education Loan Trust Series 2005-1 Class A3 ±	1.25	3-15-2026	35,278	35,134
CNH Equipment Trust Series 2014 Class A3	0.84	5-15-2019	2,970	2,969
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	7,352	7,349
CNH Equipment Trust Series 2015 Class A2B ±	1.46	12-17-2018	15,407	15,410
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	84,487	84,497
CNH Equipment Trust Series 2017-A Class A2	1.80	7-15-2020	135,000	135,406
College Loan Corporation Trust Series 2004-1 Class A4 ±	1.35	4-25-2024	27,541	27,524
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	127,131	127,153
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	2.04	6-24-2019	160,000	160,510
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	7,788	7,785
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	11,931	11,926
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	92,209	92,109
Ford Credit Auto Owner Trust Series 2016-A Class A2 ±	1.39	12-15-2018	42,727	42,747
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08	3-15-2019	80,891	80,816
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.33	12-15-2019	85,000	84,957
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.85	11-15-2019	135,000	135,120
GM Financial Automobile Lease Series 2016-1A Class A2	1.30	7-20-2018	74,513	74,495
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	116,169	116,115
GM Financial Automobile Lease Series 2017-1A Class A2A 144A	1.85	3-16-2020	135,000	134,984
GSAMP Trust Series 2005 A2 Class A1 144A±	1.34	1-25-2045	78,189	77,876
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	27,772	27,751
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	97,718	97,678
Honda Auto Receivables Owner Trust Series 2016-3 Class A2	1.01	10-18-2018	101,274	101,188
Honda Auto Receivables Owner Trust Series 2017-1 Class A2	1.42	7-22-2019	135,000	134,991
Huntington Auto Trust Series 2016-1 Class A2	1.38	5-15-2019	140,000	139,952
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	105,664	105,657
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	68,861	68,862
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	106,161	106,113
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	54,454	54,396
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	74,019	73,980
Hyundai Auto Receivables Trust Series 2017-A Class A2A	1.48	2-18-2020	135,000	135,043
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	3,922	3,921
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	94,053	94,045
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	130,581	130,481
John Deere Owner Trust Series 2017-A Class A2	1.50	10-15-2019	140,000	140,082
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	137,752	137,572
Mercedes Benz Auto Lease Trust Series 2016-1 Class A2A	1.11	3-15-2019	117,403	117,296
Mercedes Benz Auto Lease Trust Series 2016-A Class A2A	1.34	7-16-2018	31,235	31,234
Mercedes Benz Auto Lease Trust Series 2017-A Class A2A	1.53	8-15-2019	135,000	135,117
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	114,229	114,247
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 ±	1.99	5-20-2030	200,082	200,514
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	3,907	3,906
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	53,853	53,811
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	78,697	78,555
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	1.27	7-16-2018	8,447	8,447
Nissan Auto Receivables Owner Trust Series 2016-A Class A2A	1.22	8-15-2018	103,743	103,691
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	141,626	141,473
Nissan Auto Receivables Owner Trust Series 2017-A Class A2A	1.47	1-15-2020	135,000	135,006

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	117

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38%	7-15-2019	$45,852	$45,848
Santander Drive Auto Receivables Trust Series 2017-1 Class A2	1.73	2-18-2020	140,000	139,936
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.71	1-25-2028	113,731	114,333
SLM Student Loan Trust Series 2006-1 Class A5 ±	1.27	7-26-2021	135,000	132,814
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A	1.02	10-15-2018	99,387	99,328
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	127,389	127,246
Toyota Auto Receivables Owner Trust Series 2017-A Class A2A	0.95	9-16-2019	140,000	140,074
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	33,137	33,135
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	108,702	108,752
Volvo Financial Equipment LLC Series 2017-1A Class A2 144A	1.55	10-15-2019	140,000	140,009
World Omni Auto Receivables Trust Series 2015-B Class A2A	0.96	7-15-2019	29,954	29,938
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	121,383	121,187
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	167,642	167,315
World Omni Auto Receivables Trust Series 2017-A Class A2A	1.50	8-17-2020	115,000	115,000

Total Asset-Backed Securities (Cost $7,803,014)				7,804,147

Corporate Bonds and Notes: 28.43%

Consumer Discretionary: 0.85%

Automobiles: 0.56%
Toyota Motor Credit Corporation	1.70	1-9-2019	140,000	140,247

Hotels, Restaurants & Leisure: 0.29%
McDonald’s Corporation	5.80	10-15-2017	70,000	71,095

Consumer Staples: 1.69%

Beverages: 1.33%
Anheuser-Busch InBev NV Companies Incorporated	1.38	7-15-2017	140,000	140,004
Brown Forman Corporation	1.00	1-15-2018	100,000	99,689
PepsiCo Incorporated ±	1.41	7-17-2017	90,000	90,039

				329,732

Food Products: 0.36%
Kraft Heinz Foods Company	1.60	6-30-2017	90,000	90,017

Energy: 1.25%

Oil, Gas & Consumable Fuels: 1.25%
Chevron Corporation	1.34	11-9-2017	30,000	30,021
Chevron Corporation	1.69	2-28-2019	40,000	40,046
ConocoPhillips Company	1.50	5-15-2018	80,000	79,945
Exxon Mobil Corporation ±	1.65	2-28-2018	90,000	90,447
Marathon Oil Corporation	6.00	10-1-2017	70,000	71,082

				311,541

Financials: 10.09%

Banks: 3.79%
Bank of America Corporation	1.70	8-25-2017	60,000	60,037
Bank of America Corporation	2.00	1-11-2018	50,000	50,123
Bank of America Corporation	2.60	1-15-2019	50,000	50,493
Bank of America Corporation	5.65	5-1-2018	50,000	51,725

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	1.80%	2-5-2018	$150,000	$150,087
Citigroup Incorporated	1.85	11-24-2017	40,000	40,083
HSBC USA Incorporated ±	1.95	8-7-2018	110,000	110,520
JPMorgan Chase & Company	1.80	1-25-2018	60,000	60,093
JPMorgan Chase & Company	2.00	8-15-2017	60,000	60,072
JPMorgan Chase & Company	6.00	1-15-2018	60,000	61,578
JPMorgan Chase & Company ±	1.65	3-9-2021	30,000	29,926
KeyCorp	2.30	12-13-2018	90,000	90,546
Suntrust Bank ±	1.70	1-31-2020	75,000	75,479
US Bancorp ±	1.67	11-15-2018	55,000	55,309

				946,071

Capital Markets: 2.36%
Bank of New York Mellon Corporation ±	2.05	8-17-2020	90,000	91,542
Charles Schwab Corporation	2.20	7-25-2018	90,000	90,558
Goldman Sachs Group Incorporated ±	2.20	4-25-2019	70,000	70,805
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,182
Goldman Sachs Group Incorporated	2.60	12-27-2020	50,000	50,393
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	51,301
Morgan Stanley	2.38	7-23-2019	50,000	50,357
Morgan Stanley	2.65	1-27-2020	50,000	50,638
State Street Corporation ±	2.08	8-18-2020	90,000	91,817

				587,593

Consumer Finance: 1.89%
American Express Credit Corporation ±	1.52	3-3-2020	50,000	50,098
American Express Credit Corporation	1.55	9-22-2017	100,000	100,044
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,022
American Honda Finance Corporation ±	2.00	2-22-2019	50,000	50,608
BMW US Capital LLC 144A±	1.54	9-13-2019	75,000	75,270
Caterpillar Financial Service	1.80	11-13-2018	90,000	90,257
John Deere Capital Corporation ±	1.73	1-8-2019	75,000	75,609

				471,908

Diversified Financial Services: 0.73%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,133
General Electric Capital Corporation	5.63	9-15-2017	80,000	80,939

				181,072

Insurance: 0.91%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	54,000	54,562
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,984
Travelers Company Incorporated	5.80	5-15-2018	97,000	100,935

				225,481

Real Estate Management & Development: 0.41%
Prologis LP	2.75	2-15-2019	100,000	101,293

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	119

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.32%

Biotechnology: 0.26%
AbbVie Incorporated	1.80%	5-14-2018	$65,000	$65,086

Health Care Equipment & Supplies: 0.53%
Becton Dickinson & Company	1.80	12-15-2017	39,000	39,097
Medtronic plc ±	1.93	3-15-2020	90,000	91,556

				130,653

Health Care Providers & Services: 0.76%
Cardinal Health Incorporated	1.90	6-15-2017	90,000	90,010
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,017
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	30,018

				190,045

Life Sciences Tools & Services: 0.24%
Thermo Fisher Scientific	2.15	12-14-2018	60,000	60,320

Pharmaceuticals: 0.53%
EMD Finance LLC Company 144A	1.70	3-19-2018	40,000	40,020
Johnson & Johnson ±	1.32	3-1-2019	90,000	90,394

				130,414

Industrials: 2.72%

Aerospace & Defense: 0.52%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,099
Northrop Grumman Corporation	1.75	6-1-2018	90,000	90,123
Rockwell Collins Incorporated	1.95	7-15-2019	10,000	10,024

				130,246

Electrical Equipment: 0.92%
Eaton Corporation	1.50	11-2-2017	80,000	79,996
Eaton Corporation	5.60	5-15-2018	70,000	72,593
Rockwell Automation Incorporated	5.65	12-1-2017	75,000	76,498

				229,087

Industrial Conglomerates: 0.20%
Roper Industries Incorporated	1.85	11-15-2017	50,000	50,049

Machinery: 0.38%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	93,322

Road & Rail: 0.70%
Norfolk Southern Corporation	5.75	4-1-2018	80,000	82,752
Union Pacific Corporation	5.75	11-15-2017	90,000	91,799

				174,551

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.97%

Electronic Equipment, Instruments & Components: 0.24%
Corning Incorporated	1.50%	5-8-2018	$60,000	$59,977

IT Services: 0.20%
Visa Incorporated	1.20	12-14-2017	50,000	49,993

Software: 0.20%
Microsoft Corporation	1.10	8-8-2019	50,000	49,560

Technology Hardware, Storage & Peripherals: 0.33%
Apple Incorporated	1.55	2-8-2019	50,000	50,086
Hewlett Packard Enterprise Company	2.45	10-5-2017	33,000	33,087

				83,173

Materials: 1.47%

Chemicals: 1.27%
Chevron Phillips Chemical Company 144A	1.70	5-1-2018	75,000	75,076
Ecolab Incorporated	1.45	12-8-2017	60,000	59,969
Praxair Incorporated	1.05	11-7-2017	90,000	89,867
The Sherwin-Williams Company	1.35	12-15-2017	90,000	89,929

				314,841

Paper & Forest Products: 0.20%
Georgia Pacific LLC 144A	2.54	11-15-2019	50,000	50,457

Real Estate: 1.15%

Equity REITs: 1.15%
Boston Properties LP	3.70	11-15-2018	90,000	92,105
ERP Operating LP	5.75	6-15-2017	30,000	30,035
Realty Income Corporation	2.00	1-31-2018	73,000	73,120
UDR Incorporated	4.25	6-1-2018	90,000	92,171
				287,431

Utilities: 5.92%

Electric Utilities: 4.50%
Alabama Power Company	5.50	10-15-2017	90,000	91,289
Commonwealth Edison Company	2.15	1-15-2019	50,000	50,329
Duke Energy Carolinas	5.25	1-15-2018	55,000	56,308
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	93,540
Florida Power & Light Company	5.55	11-1-2017	115,000	117,004
Florida Power & Light Company	5.80	9-15-2017	80,000	81,000
Kansas City Power & Light Company	6.38	3-1-2018	75,000	77,467
MidAmerican Energy Holdings Company	5.30	3-15-2018	55,000	56,606
Northern States Power Company of Minnesota	5.25	3-1-2018	70,000	71,964
PacifiCorp	5.50	1-15-2019	100,000	105,955
Public Service Company of Colorado	5.80	8-1-2018	59,000	61,780
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	86,910
Union Electric Company	6.40	6-15-2017	120,000	120,168
Xcel Energy Incorporated	1.20	6-1-2017	50,000	50,000
				1,120,320

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	121

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.35%
Southern California Gas Company	5.45%	4-15-2018	$85,000	$87,842

Multi-Utilities: 1.07%
Avista Corporation	5.95	6-1-2018	80,000	83,330
Consumers Energy Company	5.65	9-15-2018	80,000	83,954
Peco Energy Company	5.35	3-1-2018	96,000	98,796

				266,080

Total Corporate Bonds and Notes (Cost $7,068,856)				7,079,497

Municipal Obligations: 1.86%

Kentucky: 0.50%
Kentucky Higher Education Student Loan Corporation Series 2013-1 Class A1 ±	1.50	6-1-2026	124,575	123,804

Michigan: 0.16%
L’Anse Creuse MI Public Schools Series B (GO Revenue, Qualified School Board Loan Fund Insured)	2.16	5-1-2020	40,000	40,252

New York: 0.43%
New York City Transitional Finance Authority Future Tax Secured Bonds Fiscal 2010 Series A-2 (Tax Revenue)	4.85	5-1-2019	100,000	106,181

North Carolina: 0.21%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue)	2.06	1-26-2026	51,005	51,152

South Carolina: 0.32%
South Carolina Student Loan Corporation Series 2010-1 Class A2 ±	2.16	7-25-2025	79,974	80,593

Texas: 0.24%
Texas Tech Univeristy Revenues Financing System Refunding and Improvement Bonds Taxable Series 2017-B (Education Revenue)	1.56	2-15-2019	60,000	60,017

Total Municipal Obligations (Cost $461,579)				461,999

Non-Agency Mortgage-Backed Securities: 2.58%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	81,995	82,260
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 144A±	2.21	12-15-2034	25,627	25,662
SCG Trust Series 2013-SRP1 Class A 144A±	2.64	11-15-2026	140,000	138,952
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	100,209	99,961
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±	3.50	4-25-2055	73,213	75,044
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	4-25-2056	87,152	86,798
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±	2.75	10-25-2056	131,841	132,716

Total Non-Agency Mortgage-Backed Securities (Cost $649,638)				641,393

U.S. Treasury Securities: 7.40%
U.S. Treasury Note	0.63	7-31-2017	200,000	199,932
U.S. Treasury Note	0.75	1-31-2018	575,000	573,315
U.S. Treasury Note	0.75	2-28-2018	300,000	298,992
U.S. Treasury Note	0.75	9-30-2018	550,000	546,520
U.S. Treasury Note	0.75	10-31-2018	75,000	74,490

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2017

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.00%	11-30-2018	$150,000	$149,467

Total U.S. Treasury Securities (Cost $1,848,440)				1,842,716

Yankee Corporate Bonds and Notes: 2.92%

Energy: 0.24%

Oil, Gas & Consumable Fuels: 0.24%
Statoil ASA	2.25	11-8-2019	60,000	60,513

Financials: 2.16%

Banks: 2.16%
Bank of Montreal	1.35	8-28-2018	30,000	29,871
Bank of Nova Scotia ±	1.59	6-11-2018	90,000	90,236
Bank of Nova Scotia	2.13	9-11-2019	100,000	100,517
Royal Bank of Canada Incorporated ±	1.90	2-1-2022	75,000	75,701
Royal Bank of Canada Incorporated	2.00	10-1-2018	150,000	150,680
Toronto Dominion Bank ±	1.69	7-23-2018	90,000	90,372

				537,377

Health Care: 0.24%

Health Care Equipment & Supplies: 0.12%
Medtronic Incorporated	1.70	3-28-2019	30,000	30,004

Pharmaceuticals: 0.12%
Teva Pharmaceutical Finance Netherlands III BV	1.40	7-20-2018	30,000	29,866

Industrials: 0.28%

Electrical Equipment: 0.28%
Tyco Electronics Group SA	2.38	12-17-2018	69,000	69,538

Total Yankee Corporate Bonds and Notes (Cost $726,710)				727,298

	Yield		Shares
Short-Term Investments: 1.42%

Investment Companies: 1.42%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		352,626	352,626

Total Short-Term Investments (Cost $352,626)				352,626

Total investments in securities (Cost $24,470,493) *	100.08%	24,918,733
Other assets and liabilities, net	(0.08)	(20,554)

Total net assets	100.00%	$24,898,179

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2017	Wells Fargo Allocation Funds	123

STABLE INCOME PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $24,470,493 and unrealized gains (losses) consists of:

Gross unrealized gains	$480,709
Gross unrealized losses	(32,469)

Net unrealized gains	$448,240

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Allocation Funds	Statements of assets and liabilities—May 31, 2017

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$346,851,742	$105,285,399
In affiliated securities, at value (see cost below)	36,602,692	1,673,675

Total investments, at value (see cost below)	383,454,434	106,959,074
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	3,995,981	758,441
Receivable for dividends	743,236	163,883
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	4,939	586
Prepaid expenses and other assets	5,921	3,095

Total assets	388,204,511	107,885,079

Liabilities
Payable for investments purchased	0	383,863
Payable upon receipt of securities loaned	24,102,955	1,105,550
Due to custodian bank	0	140
Advisory fee payable	199,863	48,381
Accrued expenses and other liabilities	48,313	94,732

Total liabilities	24,351,131	1,632,666

Total net assets	$363,853,380	$106,252,413

Investments in unaffiliated securities (including securities on loan), at cost	$256,822,711	$70,462,153

Investments in affiliated securities, at cost	$36,602,641	$1,673,649

Total investments, at cost	$293,425,352	$72,135,802

Securities on loan, at value	$23,519,469	$1,085,022

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2017	Wells Fargo Allocation Funds	125

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$784,276,201	$1,966,249,806	$133,487,836	$736,107,745	$69,661,437	$1,607,750,284	$208,570,967
70,591,184	49,868,347	6,852,433	36,499,375	1,468,513	267,577,341	18,645,625

854,867,385	2,016,118,153	140,340,269	772,607,120	71,129,950	1,875,327,625	227,216,592
0	0	467,380	10,018,406	0	0	0
0	5,059,479	1,482,303	187,691	0	9,930,385	901,153
86,956	4,640,646	855,099	5,021,368	160,916	652,120	183,902
0	2,795	0	0	0	0	0
34,294	4,140	39,950	257,442	0	141,296	22,188
3,721	166,625	747	1,588	568	6,019	8,887

854,992,356	2,025,991,838	143,185,748	788,093,615	71,291,434	1,886,057,445	228,332,722

2,560,442	0	310,731	5,746,350	0	1,893,539	0
57,157,097	10,255,086	5,192,363	29,130,819	0	205,553,565	13,909,300
0	0	0	0	0	3,890,816	0
538,303	149,235	94,203	470,405	21,341	1,140,155	147,163
96,502	52,919	97,421	108,314	51,284	54,924	51,460

60,352,344	10,457,240	5,694,718	35,455,888	72,625	212,532,999	14,107,923

$794,640,012	$2,015,534,598	$137,491,030	$752,637,727	$71,218,809	$1,673,524,446	$214,224,799

$550,126,279	$772,478,789	$107,909,227	$692,730,822	$65,827,081	$1,270,934,553	$177,138,663

$70,585,467	$38,830,177	$6,852,433	$36,499,081	$1,468,513	$267,564,475	$18,644,981

$620,711,746	$811,308,966	$114,761,660	$729,229,903	$67,295,594	$1,538,499,028	$195,783,644

$56,034,773	$10,034,233	$4,983,394	$27,416,498	$0	$197,579,229	$13,468,654

$0	$0	$465,692	$9,857,855	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Allocation Funds	Statements of assets and liabilities—May 31, 2017

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities, (including securities on loan), at value (see cost below)	$5,603,287,445	$109,467,288
In affiliated securities, at value (see cost below)	195,204,794	2,035,085

Total investments, at value (see cost below)	5,798,492,239	111,502,373
Cash	709,946	0
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	457,135,929	171,803
Principal paydown receivable	142,684	0
Receivable for dividends and interest	23,016,370	817,009
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	43,254	63
Prepaid expenses and other assets	60,331	2,517

Total assets	6,279,600,753	112,493,765

Liabilities
Payable for investments purchased	977,759,377	285,536
Payable upon receipt of securities loaned	109,671,808	164,365
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	1,507,765	29,138
Professional fees payable	51,592	47,772
Accrued expenses and other liabilities	64,389	8,981

Total liabilities	1,089,054,931	535,792

Total net assets	$5,190,545,822	$111,957,973

Investments in unaffiliated securities (including securities on loan), at cost	$5,567,406,727	$106,241,602

Investments in affiliated securities, at cost	$195,204,596	$2,035,069

Total investments, at cost	$5,762,611,323	$108,276,671

Securities on loan, at value	$107,555,348	$161,200

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2017	Wells Fargo Allocation Funds	127

Real Return Portfolio	Stable Income Portfolio

$86,092,302	$24,566,107
3,617,926	352,626

89,710,228	24,918,733
0	0
0	7,000
5,662	0
305,577	0
44,007	0
316,694	84,116
422	0
713	0
2,506	1,173

90,385,809	25,011,022

508,580	51,992
213,750	0
906	469
24,954	491
36,960	43,457
6,804	16,434

791,954	112,843

$89,593,855	$24,898,179

$83,822,100	$24,117,867

$3,617,926	$352,626

$87,440,026	$24,470,493

$206,350	$0

$5,686	$0

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Allocation Funds	Statements of operations—year ended May 31, 2017

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$5,815,429	$1,227,649
Income from affiliated securities	56,445	5,447
Securities lending income, net	57,157	11,232
Interest	0	0
Other income	2,708	106

Total investment income	5,931,739	1,244,434

Expenses
Advisory fee	2,184,413	715,634
Custody and accounting fees	24,552	53,050
Professional fees	44,139	48,045
Shareholder report expenses	1,059	2,044
Trustees’ fees and expenses	12,567	23,297
Other fees and expenses	9,077	13,367

Total expenses	2,275,807	855,437
Less: Fee waivers and/or expense reimbursements	0	(170,505)

Net expenses	2,275,807	684,932

Net investment income (loss)	3,655,932	559,502

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	33,005,049	16,539,179
Affiliated securities	2	43
Futures transactions	0	0

Net realized gains (losses) on investments	33,005,051	16,539,222

Net change in unrealized gains (losses) on:
Unaffiliated securities	22,347,091	(1,622,623)
Affiliated securities	51	26
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	22,347,142	(1,622,597)

Net realized and unrealized gains (losses) on investments	55,352,193	14,916,625

Net increase in net assets resulting from operations	$59,008,125	$15,476,127

* Net of foreign dividend withholding taxes in the amount of	$109,753	$4,009

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2017	Wells Fargo Allocation Funds	129

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$4,371,406	$45,837,479	$2,936,891	$21,357,335	$1,573,994	$7,294,908	$3,274,051
63,412	855,046	16,789	11,203	5,555	291,923	30,692
985,927	109,270	177,011	683,579	9,322	2,130,034	123,775
0	5,881	0	0	0	0	0
2,667	4,497	25,068	10,967	1,034	3,629	2,600

5,423,412	46,812,173	3,155,759	22,063,084	1,589,905	9,720,494	3,431,118

6,513,400	1,900,371	1,158,631	4,583,617	419,089	11,672,406	1,757,581
53,074	137,833	75,965	190,320	10,261	86,064	23,170
46,859	60,557	69,361	60,667	48,870	48,461	46,530
4,511	7,103	5,595	2,639	2,131	1,978	2,781
12,217	9,519	19,623	11,932	19,926	11,910	12,012
33,942	31,043	54,224	53,790	13,432	24,962	9,417

6,664,003	2,146,426	1,383,399	4,902,965	513,709	11,845,781	1,851,491
0	0	0	0	(17,942)	0	0

6,664,003	2,146,426	1,383,399	4,902,965	495,767	11,845,781	1,851,491

(1,240,591)	44,665,747	1,772,360	17,160,119	1,094,138	(2,125,287)	1,579,627

135,590,837	296,303,730	1,901,085	(10,177,309)	16,081,802	(16,230,088)	28,865,396
4,328	3,655,134	391	2,226	112	4,253	43
0	4,939,007	0	0	0	0	0

135,595,165	304,897,871	1,901,476	(10,175,083)	16,081,914	(16,225,835)	28,865,439

47,316,517	6,410,786	9,943,224	100,788,828	(7,786,892)	257,657,309	9,356,520
5,717	(3,071,627)	0	294	0	12,866	644
0	(634,540)	0	0	0	0	0

47,322,234	2,704,619	9,943,224	100,789,122	(7,786,892)	257,670,175	9,357,164

182,917,399	307,602,490	11,844,700	90,614,039	8,295,022	241,444,340	38,222,603

$181,676,808	$352,268,237	$13,617,060	$107,774,158	$9,389,160	$239,319,053	$39,802,230

$0	$24,170	$439,492	$2,675,615	$12,758	$23,052	$2,146

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Allocation Funds	Statements of operations—year ended May 31, 2017

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$111,538,284	$4,036,556
Income from affiliated securities	668,326	7,286
Securities lending income, net	888,208	8,019
Dividends**	0	0
Other income	4,899	170

Total investment income	113,099,717	4,052,031

Expenses
Advisory fee	17,610,062	480,127
Custody and accounting fees	254,243	17,320
Professional fees	78,190	56,896
Shareholder report expenses	4,055	2,588
Trustees’ fees and expenses	11,414	15,644
Other fees and expenses	22,987	7,347

Total expenses	17,980,951	579,922
Less: Fee waivers and/or expense reimbursements	(212,777)	(113,239)

Net expenses	17,768,174	466,683

Net investment income	95,331,543	3,585,348

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(16,003,487)	967,234
Affiliated securities	5,512	53
Futures transactions	0	(403,841)

Net realized gains (losses) on investments	(15,997,975)	563,446

Net change in unrealized gains (losses) on:
Unaffiliated securities	(1,098,980)	(308,788)
Affiliated securities	198	16
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(1,098,782)	(308,772)

Net realized and unrealized gains (losses) on investments	(17,096,757)	254,674

Net increase in net assets resulting from operations	$78,234,786	$3,840,022

* Net of foreign interest withholding taxes in the amount of	$68,463	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2017	Wells Fargo Allocation Funds	131

Real Return Portfolio	Stable Income Portfolio

$1,806,903	$502,091
16,623	3,334
16,603	236
286,589	0
76	74

2,126,794	505,735

303,770	85,871
13,934	10,607
46,698	58,886
1,431	1,025
24,189	24,513
8,551	4,891

398,573	185,793
(65,490)	(69,724)

333,083	116,069

1,793,711	389,666

108,331	75,578
35	0
(31,945)	(6,631)

76,421	68,947

(14,979)	(29,800)
0	0
4,166	2,206

(10,813)	(27,594)

65,608	41,353

$1,859,319	$431,019

$0	$0
$9,078	$0

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$3,655,932	$4,128,282
Net realized gains on investments	33,005,051	14,000,084
Net change in unrealized gains (losses) on investments	22,347,142	(18,760,215)

Net increase (decrease) in net assets resulting from operations	59,008,125	(631,849)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	92,843,484	38,393,377
Withdrawals	(80,962,518)	(80,332,043)

Net increase (decrease) in net assets resulting from capital share transactions	11,880,966	(41,938,666)

Total increase (decrease) in net assets	70,889,091	(42,570,515)

Net assets
Beginning of period	292,964,289	335,534,804

End of period	$363,853,380	$292,964,289

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	133

	Diversified Large Cap Growth Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$559,502	$336,085
Net realized gains on investments	16,539,222	5,117,947
Net change in unrealized gains (losses) on investments	(1,622,597)	(7,846,480)

Net increase (decrease) in net assets resulting from operations	15,476,127	(2,392,448)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,745,319	7,089,759
Withdrawals	(26,727,509)	(12,268,696)

Net decrease in net assets resulting from capital share transactions	(24,982,190)	(5,178,937)

Total decrease in net assets	(9,506,063)	(7,571,385)

Net assets
Beginning of period	115,758,476	123,329,861

End of period	$106,252,413	$115,758,476

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment loss	$(1,240,591)	$(3,962,052)
Net realized gains on investments	135,595,165	18,746,231
Net change in unrealized gains (losses) on investments	47,322,234	(175,228,106)

Net increase (decrease) in net assets resulting from operations	181,676,808	(160,443,927)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	56,931,248	105,565,223
Withdrawals	(342,455,709)	(194,401,064)

Net decrease in net assets resulting from capital share transactions	(285,524,461)	(88,835,841)

Total decrease in net assets	(103,847,653)	(249,279,768)

Net assets
Beginning of period	898,487,665	1,147,767,433

End of period	$794,640,012	$898,487,665

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	135

	Index Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$44,665,747	$51,941,420
Net realized gains on investments	304,897,871	154,402,400
Net change in unrealized gains (losses) on investments	2,704,619	(179,622,273)

Net increase in net assets resulting from operations	352,268,237	26,721,547

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	39,021,343	66,728,942
Withdrawals	(716,167,440)	(523,281,965)

Net decrease in net assets resulting from capital share transactions	(677,146,097)	(456,553,023)

Total decrease in net assets	(324,877,860)	(429,831,476)

Net assets
Beginning of period	2,340,412,458	2,770,243,934

End of period	$2,015,534,598	$2,340,412,458

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$1,772,360	$1,728,257
Net realized gains (losses) on investments	1,901,476	(1,635,815)
Net change in unrealized gains (losses) on investments	9,943,224	(20,243,476)

Net increase (decrease) in net assets resulting from operations	13,617,060	(20,151,034)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	4,029,844	15,674,750
Withdrawals	(28,532,489)	(5,551,430)

Net increase (decrease) in net assets resulting from capital share transactions	(24,502,645)	10,123,320

Total decrease in net assets	(10,885,585)	(10,027,714)

Net assets
Beginning of period	148,376,615	158,404,329

End of period	$137,491,030	$148,376,615

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	137

	International Value Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$17,160,119	$12,349,092
Net realized losses on investments	(10,175,083)	(1,517,228)
Net change in unrealized gains (losses) on investments	100,789,122	(73,474,825)

Net increase (decrease) in net assets resulting from operations	107,774,158	(62,642,961)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	236,560,483	46,792,442
Withdrawals	(100,015,884)	(10,044,159)

Net increase in net assets resulting from capital share transactions	136,544,599	36,748,283

Total increase (decrease) in net assets	244,318,757	(25,894,678)

Net assets
Beginning of period	508,318,970	534,213,648

End of period	$752,637,727	$508,318,970

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$1,094,138	$1,196,671
Net realized gains (losses) on investments	16,081,914	(1,089,821)
Net change in unrealized gains (losses) on investments	(7,786,892)	(3,378,107)

Net increase (decrease) in net assets resulting from operations	9,389,160	(3,271,257)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	911,057	6,867,155
Withdrawals	(18,196,238)	(6,977,356)

Net decrease in net assets resulting from capital share transactions	(17,285,181)	(110,201)

Total decrease in net assets	(7,896,021)	(3,381,458)

Net assets
Beginning of period	79,114,830	82,496,288

End of period	$71,218,809	$79,114,830

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	139

	Small Company Growth Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment loss	$(2,125,287)	$(288,808)
Net realized losses on investments	(16,225,835)	(95,998,247)
Net change in unrealized gains (losses) on investments	257,670,175	(55,183,521)

Net increase (decrease) in net assets resulting from operations	239,319,053	(151,470,576)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	485,927,559	708,902,550
Withdrawals	(248,318,606)	(112,220,954)

Net increase in net assets resulting from capital share transactions	237,608,953	596,681,596

Total increase in net assets	476,928,006	445,211,020

Net assets
Beginning of period	1,196,596,440	751,385,420

End of period	$1,673,524,446	$1,196,596,440

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$1,579,627	$1,286,924
Net realized gains on investments	28,865,439	12,552,384
Net change in unrealized gains (losses) on investments	9,357,164	(24,625,962)

Net increase (decrease) in net assets resulting from operations	39,802,230	(10,786,654)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	22,385,660	36,132,062
Withdrawals	(65,532,861)	(23,471,861)

Net increase (decrease) in net assets resulting from capital share transactions	(43,147,201)	12,660,201

Total increase (decrease) in net assets	(3,344,971)	1,873,547

Net assets
Beginning of period	217,569,770	215,696,223

End of period	$214,224,799	$217,569,770

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	141

	Core Bond Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$95,331,543	$71,646,971
Net realized gains (losses) on investments	(15,997,975)	33,744,871
Net change in unrealized gains (losses) on investments	(1,098,782)	4,164,647

Net increase in net assets resulting from operations	78,234,786	109,556,489

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,503,144,065	1,207,036,360
Withdrawals	(731,668,087)	(728,304,768)

Net increase in net assets resulting from capital share transactions	771,475,978	478,731,592

Total increase in net assets	849,710,764	588,288,081

Net assets
Beginning of period	4,340,835,058	3,752,546,977

End of period	$5,190,545,822	$4,340,835,058

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$3,585,348	$3,776,941
Net realized gains on investments	563,446	1,250,302
Net change in unrealized gains (losses) on investments	(308,772)	(257,799)

Net increase in net assets resulting from operations	3,840,022	4,769,444

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	9,672,229	18,117,390
Withdrawals	(28,308,008)	(17,218,838)

Net increase (decrease) in net assets resulting from capital share transactions	(18,635,779)	898,552

Total increase (decrease) in net assets	(14,795,757)	5,667,996

Net assets
Beginning of period	126,753,730	121,085,734

End of period	$111,957,973	$126,753,730

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	143

	Real Return Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$1,793,711	$809,383
Net realized gains (losses) on investments	76,421	(131,670)
Net change in unrealized gains (losses) on investments	(10,813)	484,975

Net increase in net assets resulting from operations	1,859,319	1,162,688

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	36,734,228	29,489,684
Withdrawals	(13,097,573)	(14,951,275)

Net increase in net assets resulting from capital share transactions	23,636,655	14,538,409

Total increase in net assets	25,495,974	15,701,097

Net assets
Beginning of period	64,097,881	48,396,784

End of period	$89,593,855	$64,097,881

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Year ended May 31, 2017	Year ended May 31, 2016

Operations
Net investment income	$389,666	$339,242
Net realized gains (losses) on investments	68,947	(28,391)
Net change in unrealized gains (losses) on investments	(27,594)	(82,401)

Net increase in net assets resulting from operations	431,019	228,450

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,825,563	5,915,120
Withdrawals	(8,776,604)	(2,801,173)

Net increase (decrease) in net assets resulting from capital share transactions	(5,951,041)	3,113,947

Total increase (decrease) in net assets	(5,520,022)	3,342,397

Net assets
Beginning of period	30,418,201	27,075,804

End of period	$24,898,179	$30,418,201

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	145

	Ratio to average net assets (annualized)			Total return	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Year ended May 31, 2017	1.09%	0.68%	0.68%	19.17%	89%
Year ended May 31, 2016	1.33%	0.68%	0.68%	0.35%	29%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%

Diversified Large Cap Growth Portfolio
Year ended May 31, 2017	0.51%	0.78%	0.62%	15.36%	98%
Year ended May 31, 2016	0.29%	0.74%	0.62%	(2.28)%	59%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%

Emerging Growth Portfolio
Year ended May 31, 2017	(0.15)%	0.81%	0.81%	23.97%	115%
Year ended May 31, 2016	(0.40)%	0.80%	0.80%	(14.47)%	66%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%

Index Portfolio
Year ended May 31, 2017	2.03%	0.10%	0.10%	17.36%	9%
Year ended May 31, 2016	2.12%	0.11%	0.10%	1.62%	4%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%

International Growth Portfolio
Year ended May 31, 2017	1.25%	0.98%	0.98%	10.31%	121%
Year ended May 31, 2016	1.16%	0.99%	0.99%	(12.40)%	62%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%

International Value Portfolio
Year ended May 31, 2017	3.03%	0.87%	0.87%	19.16%	41%
Year ended May 31, 2016	2.50%	0.91%	0.91%	(11.85)%	14%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%

Large Company Value Portfolio
Year ended May 31, 2017	1.45%	0.68%	0.66%	13.22%	203%
Year ended May 31, 2016	1.54%	0.76%	0.74%	(3.92)%	50%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%

Small Company Growth Portfolio
Year ended May 31, 2017	(0.14)%	0.79%	0.79%	18.15%	82%
Year ended May 31, 2016	(0.03)%	0.80%	0.80%	(13.86)%	49%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Small Company Value Portfolio
Year ended May 31, 2017	0.72%	0.84%	0.84%	19.44%	110%
Year ended May 31, 2016	0.62%	0.85%	0.85%	(4.96)%	72%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%

Core Bond Portfolio
Year ended May 31, 2017	1.87%	0.35%	0.35%	1.89%	614%
Year ended May 31, 2016	1.86%	0.36%	0.35%	2.78%	667%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%

Managed Fixed Income Portfolio
Year ended May 31, 2017	2.99%	0.48%	0.39%	3.13%	47%
Year ended May 31, 2016	3.12%	0.48%	0.39%	3.95%	25%
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%

Real Return Portfolio
Year ended May 31, 2017	2.36%	0.52%	0.44%	2.65%	25%
Year ended May 31, 2016	1.45%	0.56%	0.44%	1.29%	29%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%

Stable Income Portfolio
Year ended May 31, 2017	1.36%	0.65%	0.41%	1.50%	46%
Year ended May 31, 2016	1.22%	0.62%	0.41%	0.83%	20%
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Allocation Funds	147

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Index Portfolio (“Index Portfolio”), Wells Fargo International Growth Portfolio (“International Growth Portfolio”), Wells Fargo International Value Portfolio (“International Value Portfolio”), Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”), Wells Fargo Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Real Return Portfolio (“Real Return Portfolio”), and Wells Fargo Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless

148	Wells Fargo Allocation Funds	Notes to financial statements

the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

Each Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. Each Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

Each Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the

Notes to financial statements	Wells Fargo Allocation Funds	149

Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

Each Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

150	Wells Fargo Allocation Funds	Notes to financial statements

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Allocation Funds	151

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of May 31, 2017:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$54,929,826	$0	$0	$54,929,826
Consumer staples	20,998,397	0	0	20,998,397
Energy	22,281,387	0	0	22,281,387
Financials	96,522,439	18,299	0	96,540,738
Health care	54,149,235	0	0	54,149,235
Industrials	47,602,617	0	0	47,602,617
Information technology	19,186,868	0	0	19,186,868
Materials	24,688,946	0	0	24,688,946
Real estate	6,473,728	0	0	6,473,728

Short-term investments
Investment companies	12,499,686	0	0	12,499,686
Investments measured at net asset value*				24,103,006
Total assets	$359,333,129	$18,299	$0	$383,454,434

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $24,103,006 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$17,693,465	$0	$0	$17,693,465
Consumer staples	5,074,817	0	0	5,074,817
Energy	3,079,764	0	0	3,079,764
Financials	8,273,442	0	0	8,273,442
Health care	13,859,716	0	0	13,859,716
Industrials	10,865,383	0	0	10,865,383
Information technology	40,728,999	0	0	40,728,999
Materials	4,580,615	0	0	4,580,615
Real estate	918,848	0	0	918,848
Telecommunication services	210,350	0	0	210,350

Short-term investments
Investment companies	568,057	0	0	568,057
Investments measured at net asset value*				1,105,618
Total assets	$105,853,456	$0	$0	$106,959,074

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,105,618 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

152	Wells Fargo Allocation Funds	Notes to financial statements

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$107,674,466	$0	$0	$107,674,466
Energy	18,624,833	0	0	18,624,833
Financials	54,905,338	0	0	54,905,338
Health care	179,676,688	0	0	179,676,688
Industrials	149,970,568	0	0	149,970,568
Information technology	265,470,137	0	0	265,470,137

Exchange-traded funds	7,954,171	0	0	7,954,171

Short-term investments
Investment companies	13,424,042	0	0	13,424,042
Investments measured at net asset value*				57,167,142
Total assets	$797,700,243	$0	$0	$854,867,385

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $57,167,142 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$247,923,435	$0	$0	$247,923,435
Consumer staples	187,037,060	0	0	187,037,060
Energy	119,172,869	0	0	119,172,869
Financials	272,571,341	0	0	272,571,341
Health care	276,076,885	0	0	276,076,885
Industrials	201,826,709	0	0	201,826,709
Information technology	460,403,768	0	0	460,403,768
Materials	55,831,738	0	0	55,831,738
Real estate	57,462,421	0	0	57,462,421
Telecommunication services	43,932,166	0	0	43,932,166
Utilities	64,828,659	0	0	64,828,659

Short-term investments
Investment companies	17,511,265	0	0	17,511,265
U.S. Treasury securities	1,282,804	0	0	1,282,804
Investments measured at net asset value*				10,257,033
	2,005,861,120	0	0	2,016,118,153
Futures contracts	2,795	0	0	2,795
Total assets	$2,005,863,915	$0	$0	$2,016,120,948

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $10,257,033 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Allocation Funds	153

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$1,409,573	$0	$0	$1,409,573
Belgium	668,078	0	0	668,078
Brazil	1,005,331	0	0	1,005,331
Canada	4,823,483	0	0	4,823,483
Chile	214,595	0	0	214,595
China	5,234,617	0	0	5,234,617
Denmark	313,284	0	0	313,284
France	5,967,895	0	0	5,967,895
Germany	29,304,085	0	0	29,304,085
Hong Kong	3,586,175	0	0	3,586,175
Indonesia	837,855	0	0	837,855
Ireland	5,264,819	0	0	5,264,819
Italy	6,199,017	0	0	6,199,017
Japan	13,787,288	0	0	13,787,288
Luxembourg	947,067	0	0	947,067
Mexico	813,001	0	0	813,001
Netherlands	8,933,562	0	0	8,933,562
Russia	713,249	0	0	713,249
South Korea	2,811,207	0	0	2,811,207
Spain	2,400,722	0	0	2,400,722
Sweden	467,985	0	0	467,985
Switzerland	7,072,488	0	0	7,072,488
Taiwan	2,733,302	0	0	2,733,302
United Kingdom	18,229,581	0	0	18,229,581
United States	3,240,708	0	0	3,240,708

Participation notes
Ireland	0	4,436,838	0	4,436,838

Preferred stocks
Germany	2,072,031	0	0	2,072,031

Short-term investments
Investment companies	1,660,070	0	0	1,660,070
Investments measured at net asset value*				5,192,363
Total assets	$130,711,068	$4,436,838	$0	$140,340,269

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $5,192,363 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

154	Wells Fargo Allocation Funds	Notes to financial statements

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$40,035,829	$2	$0	$40,035,831
Austria	10,682,645	0	0	10,682,645
Belgium	4,601,816	0	0	4,601,816
Brazil	6,600,242	0	0	6,600,242
Canada	11,141,940	0	0	11,141,940
China	15,066,920	0	0	15,066,920
Denmark	9,735,776	0	0	9,735,776
Finland	1,573,466	0	0	1,573,466
France	68,491,154	0	0	68,491,154
Germany	64,868,268	0	0	64,868,268
Hong Kong	16,766,215	0	0	16,766,215
Hungary	1,354,755	0	0	1,354,755
Ireland	5,423,606	0	0	5,423,606
Israel	4,403,973	0	0	4,403,973
Italy	18,774,367	0	0	18,774,367
Japan	162,360,858	0	0	162,360,858
Liechtenstein	813,868	0	0	813,868
Netherlands	16,685,322	0	0	16,685,322
Norway	8,068,236	0	0	8,068,236
Poland	1,324,477	0	0	1,324,477
Portugal	3,922,856	0	0	3,922,856
Russia	9,007,739	0	0	9,007,739
Singapore	6,439,851	0	0	6,439,851
South Africa	3,422,461	0	0	3,422,461
South Korea	15,592,510	0	0	15,592,510
Spain	21,966,656	0	0	21,966,656
Sweden	12,078,114	0	0	12,078,114
Switzerland	50,591,429	0	0	50,591,429
Taiwan	7,001,030	0	0	7,001,030
Thailand	8,995,052	0	0	8,995,052
Turkey	1,795,212	0	0	1,795,212
United Kingdom	120,355,794	0	0	120,355,794

Preferred stocks
Brazil	6,119,124	0	0	6,119,124

Rights
Switzerland	0	46,182	0	46,182

Short-term investments
Investment companies	7,366,036	0	0	7,366,036
Investments measured at net asset value*				29,133,339
Total assets	$743,427,597	$46,184	$0	$772,607,120

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $29,133,339 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Allocation Funds	155

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,220,032	$0	$0	$4,220,032
Consumer staples	6,245,756	0	0	6,245,756
Energy	7,150,467	0	0	7,150,467
Financials	20,011,064	0	0	20,011,064
Health care	9,080,243	0	0	9,080,243
Industrials	6,485,924	0	0	6,485,924
Information technology	7,362,771	0	0	7,362,771
Materials	1,264,144	0	0	1,264,144
Real estate	1,778,040	0	0	1,778,040
Telecommunication services	1,785,554	0	0	1,785,554
Utilities	4,277,442	0	0	4,277,442

Short-term investments
Investment companies	1,468,513	0	0	1,468,513
Total assets	$71,129,950	$0	$0	$71,129,950

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$187,131,833	$0	$0	$187,131,833
Consumer staples	36,067,250	0	0	36,067,250
Energy	40,449,342	0	0	40,449,342
Financials	139,264,198	0	0	139,264,198
Health care	337,611,502	0	0	337,611,502
Industrials	281,620,255	0	0	281,620,255
Information technology	521,425,889	0	0	521,425,889
Materials	43,702,046	0	0	43,702,046
Real estate	20,477,969	0	0	20,477,969

Short-term investments
Investment companies	62,006,657	0	0	62,006,657
Investments measured at net asset value*				205,570,684
Total assets	$1,669,756,941	$0	$0	$1,875,327,625

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $205,570,684 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

156	Wells Fargo Allocation Funds	Notes to financial statements

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$39,674,874	$0	$0	$39,674,874
Consumer staples	5,417,476	0	0	5,417,476
Energy	11,910,076	0	0	11,910,076
Financials	56,101,375	0	0	56,101,375
Health care	11,807,514	0	0	11,807,514
Industrials	19,921,805	0	0	19,921,805
Information technology	29,085,949	0	0	29,085,949
Materials	4,563,350	0	0	4,563,350
Real estate	19,914,341	0	0	19,914,341
Utilities	10,174,207	0	0	10,174,207

Warrants
Health care	0	0	0	0

Short-term investments
Investment companies	4,735,638	0	0	4,735,638
Investments measured at net asset value*				13,909,987
Total assets	$213,306,605	$0	$0	$227,216,592

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $13,909,987 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,622,124,846	$0	$1,622,124,846

Asset-backed securities	0	725,281,529	0	725,281,529

Corporate bonds and notes	0	1,035,543,294	0	1,035,543,294

Municipal obligations	0	33,693,218	0	33,693,218

Non-agency mortgage-back securities	0	265,302,564	0	265,302,564

U.S. Treasury securities	1,549,759,889	0	0	1,549,759,889

Yankee corporate bonds and notes	0	304,284,180	0	304,284,180

Yankee government bonds	0	67,297,925	0	67,297,925

Short-term investments
Investment companies	85,527,614	0	0	85,527,614
Investments measured at net asset value*				109,677,180
Total assets	$1,635,287,503	$4,053,527,556	$0	$5,798,492,239

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $109,677,180 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Allocation Funds	157

Managed Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$35,500,727	$0	$35,500,727

Asset-backed securities	0	3,154,504	0	3,154,504

Corporate bonds and notes	0	35,941,224	0	35,941,224

Municipal obligations	0	9,939,365	0	9,939,365

Non-agency mortgage-back securities	0	14,572,338	0	14,572,338

U.S. Treasury securities	3,886,048	0	0	3,886,048

Yankee corporate bonds and notes	0	6,473,082	0	6,473,082

Short-term investments
Investment companies	1,870,651	0	0	1,870,651
Investments measured at net asset value*				164,434
Total assets	$5,756,699	$105,581,240	$0	$111,502,373

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $164,434 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer staples	$3,272,344	$0	$0	$3,272,344
Energy	3,432,901	0	0	3,432,901
Materials	3,888,491	0	0	3,888,491
Real estate	3,271,768	0	0	3,271,768

Corporate bonds and notes	0	8,393,271	0	8,393,271

Loans	0	3,484,013	118,731	3,602,744

U.S. Treasury securities	59,433,036	0	0	59,433,036

Yankee corporate bonds and notes	0	747,761	0	747,761

Short-term investments
Investment companies	3,404,176	0	0	3,404,176
U.S. Treasury securities	49,986	0	0	49,986
Investments measured at net asset value*				213,750
	76,752,702	12,625,045	118,731	89,710,228
Futures contracts	422	0	0	422
Total assets	$76,753,124	$12,625,045	$118,731	$89,710,650
Liabilities
Futures contracts	$906	$0	$0	$906
Total liabilities	$906	$0	$0	$906

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $213,750 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

158	Wells Fargo Allocation Funds	Notes to financial statements

Stable Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$6,009,057	$0	$6,009,057

Asset-backed securities	0	7,804,147	0	7,804,147

Corporate bonds and notes	0	7,079,497	0	7,079,497

Municipal obligations	0	461,999	0	461,999

Non-agency mortgage-backed securities	0	641,393	0	641,393

U.S. Treasury securities	1,842,716	0	0	1,842,716

Yankee corporate bonds and notes	0	727,298	0	727,298

Short-term investments
Investment companies	352,626	0	0	352,626
Total assets	$2,195,342	$22,723,391	$0	$24,918,733
Liabilities
Futures contracts	$469	$0	$0	$469
Total liabilities	$469	$0	$0	$469

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolios at that date. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2017, the Portfolios, except International Value Portfolio, did not have any transfers into/out of Level 1, Level 2, or Level 3. International Value Portfolio did not have any transfers into/out of Level 1 and had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged Analytic Investors, LLC, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc., Golden Capital Management, LLC, LSV Asset Management, Peregrine Capital Management, LLC (“Peregrine”), and WellsCap as subadvisers. Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management and Peregrine are not affiliates of Funds Management. As of August 25, 2016, Peregrine was no longer an affiliate of Funds Management as a result of a change in control through a buyout agreement between Wells Fargo and Peregrine. There was no change to the personnel or the operation of Peregrine and the subadvisory fee rates are identical to the prior subadvisory agreement.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

Notes to financial statements	Wells Fargo Allocation Funds	159

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee				Effective rate for the year ended May 31, 2017		Subadvisory fee
	starting at		declining to			Subadviser	starting at		declining to
C&B Large Cap Value Portfolio	0.65%		0.475%		0.65%	Cooke & Bieler, L.P.	0.38%		0.30%
Diversified Large Cap Growth Portfolio	0.65		0.475		0.65	WellsCap+	0.30		0.20
						Golden Capital Management, LLC+*	0.35	*	0.30	*
Emerging Growth Portfolio	0.80		0.68		0.79	WellsCap	0.55		0.40
Index Portfolio	0.10		0.05		0.09	Golden Capital Management, LLC	0.05		0.02
International Growth Portfolio	0.80	**	0.65	**	0.82	Artisan Partners Limited Partnership	0.80		0.50
International Value Portfolio	0.80	**	0.65	**	0.81	LSV Asset Management	0.35		0.30
Large Company Value Portfolio	0.35	***	0.30	***	0.55	Analytic Investors, LLC****	0.25	****	0.15	****
Small Company Growth Portfolio	0.80		0.68		0.77	Peregrine	0.50		0.45
Small Company Value Portfolio	0.80		0.68		0.80	Peregrine	0.45		0.40
Core Bond Portfolio	0.40		0.30		0.35	WellsCap	0.20		0.10
Managed Fixed Income Portfolio	0.40		0.30		0.40	Galliard Capital Management, Inc.	0.20		0.10
Real Return Portfolio	0.40		0.30		0.40	WellsCap	0.28		0.18
Stable Income Portfolio	0.30		0.225		0.30	Galliard Capital Management, Inc.	0.15		0.05

+	The subadvisory fee is calculated based on the average daily net assets managed by the subadviser.

*	Effective January 31, 2017, Golden Capital Management, LLC became a subadviser of the Portfolio.

**	Prior to July 1 2016, the adviser was entitled to receive an annual fee which started at 0.85% and declined to 0.70% as average daily net assets increased.

***	Prior to February 1, 2017, the adviser was entitled to receive an annual fee which started at 0.70% and declined to 0.505% as average daily net assets increased.

****	Prior to February 1, 2017, Phocas Financial Corporation served as the subadviser and received an annual fee which started at 0.29% and declined to 0.20% as average daily net assets increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

During the year ended May 31, 2017, State Street Bank and Trust Company, the Portfolios’ custodian, reimbursed each Portfolio for certain out-of-pocket expenses that were billed to each Portfolio in error from 1998-2015. These amounts are included in other income on the Statements of Operations. In addition, Funds Management was also reimbursed for waivers/reimbursements it made to the Portfolios during the period the Portfolios were erroneously billed. The amounts were as follows:

	Amount reimbursed to the Portfolio	Amount reimbursed to Funds Management
C&B Large Cap Value Portfolio	$2,708	$535
Diversified Large Cap Growth Portfolio	106	4,098
Emerging Growth Portfolio	2,667	988
Index Portfolio	4,497	420
International Growth Portfolio	25,068	29,244
International Value Portfolio	10,967	14,703
Large Company Value Portfolio	1,034	3,619
Small Company Growth Portfolio	3,629	685
Small Company Value Portfolio	2,600	2,192
Core Bond Portfolio	4,899	2,934
Managed Fixed Income Portfolio	170	11,352
Real Return Portfolio	76	2,962
Stable Income Portfolio	74	9,411

160	Wells Fargo Allocation Funds	Notes to financial statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2017 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$341,804,157	$0	$299,112,349
Diversified Large Cap Growth Portfolio	0	107,835,056	0	129,022,974
Emerging Growth Portfolio	0	989,067,467	0	1,108,080,281
Index Portfolio	0	187,313,684	0	787,471,121
International Growth Portfolio	0	169,443,529	0	181,882,657
International Value Portfolio	0	416,182,251	0	232,486,472
Large Company Value Portfolio	0	151,229,037	0	167,065,973
Small Company Growth Portfolio	0	1,724,950,176	0	1,285,243,290
Small Company Value Portfolio	0	239,108,760	0	266,737,924
Core Bond Portfolio	26,818,407,762	8,314,355,315	26,147,086,663	7,491,279,215
Managed Fixed Income Portfolio	25,075,188	30,328,507	22,658,767	38,311,392
Real Return Portfolio	22,978,168	21,799,333	6,114,969	12,380,002
Stable Income Portfolio	4,622,102	10,612,890	6,698,485	6,089,446

The Portfolios may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

As of May 31, 2017, Real Return Portfolio had unfunded term loan commitments of $276,535.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of Index Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains on affiliated securities
Wells Fargo & Company	583,952	15,747	167,551	432,148	$22,100,049	$773,038	$3,644,163

7. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2017, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the year ended May 31, 2017, Managed Fixed income Portfolio, Real Return Portfolio, and Stable Income Portfolio entered into futures contract to speculate on interest rates and to help manage the duration of each portfolio.

Notes to financial statements	Wells Fargo Allocation Funds	161

At May 31, 2017, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized gains (losses)
Index Portfolio	6-15-2017	Societe Generale	38 Long	S&P 500 Index	$22,905,450	$483,460
Real Return Portfolio	9-20-2017	JPMorgan	3 Long	10-Year U.S. Treasury Notes	378,891	2,127
Real Return Portfolio	9-29-2017	JPMorgan	10 Short	2-Year U.S. Treasury Notes	2,164,844	(641)
Real Return Portfolio	9-29-2017	JPMorgan	16 Short	5-Year U.S. Treasury Notes	1,893,000	(2,774)
Stable Income Portfolio	9-29-2017	JPMorgan	10 Short	5-Year U.S. Treasury Notes	1,183,125	(1,661)

The Portfolios had average notional amounts in futures contracts during the year ended May 31, 2017 as follows:

	Long contracts	Short contracts
Index Portfolio	$25,281,706	$0
Managed Fixed Income Portfolio	793,143	0
Real Return Portfolio	337,321	3,162,309
Stable Income Portfolio	0	1,311,633

As of May 31 2017, Stable Income Portfolio had segregated $7,000 as cash collateral for open futures contracts.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Index Portfolio	Futures – variation margin	Societe Generale	$2,795	$0	$0	$2,795
Real Return Portfolio	Futures – variation margin	JPMorgan	422	(422)	0	0

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Real Return Portfolio	Futures – variation margin	JPMorgan	$906	$(422)	$(484)	$0
Stable Income Portfolio	Futures – variation margin	JPMorgan	469	0	(469)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

162	Wells Fargo Allocation Funds	Notes to financial statements

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. REDEMPTION IN-KIND

After the close of business on July 15, 2016, Wells Fargo Emerging Growth Fund, which invests substantially all of its assets in Emerging Growth Portfolio, redeemed assets through an in-kind redemption. In the redemption transaction, Wells Fargo Emerging Growth Fund issued securities which it received from Emerging Growth Portfolio with a value of $80,953,334 along with cash in the amount of $2,716,932. Emerging Growth Portfolio recognized gains in the amount of $30,973,586, which are reflected on the Statements of Operations. The redemption in-kind represented 9.01% of Emerging Growth Portfolio and is reflected on the Statements of Changes in Net Assets.

11. NEW ACCOUNTING PRONOUCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

12. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in each Portfolio’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Report of independent registered public accounting firm	Wells Fargo Allocation Funds	163

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments (or summary portfolios of investments for Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio), of the Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Real Return Portfolio, and Wells Fargo Stable Income Portfolio, thirteen of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 26, 2017

164	Wells Fargo Allocation Funds	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended May 31, 2017:

Dividends-received deduction
Growth Balanced Fund	66.50%
Moderate Balanced Fund	27.91

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as a 20% rate gain distribution for the fiscal year ended May 31, 2017:

20% rate gain distribution
Moderate Balanced Fund	$2,365,293

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended May 31, 2017 have been designated as qualified dividend income (QDI):

QDI
Growth Balanced Fund	$2,717,267
Moderate Balanced Fund	1,261,191

For the fiscal year ended May 31, 2017, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Growth Balanced Fund	$1,323,339
Moderate Balanced Fund	1,864,845

For the fiscal year ended May 31, 2017, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gain dividends
Moderate Balanced Fund	$608,369

For the fiscal year ended May 31, 2017, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:

% of U.S. government income
Growth Balanced Fund	17.41%
Moderate Balanced Fund	17.34

Other information (unaudited)	Wells Fargo Allocation Funds	165

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

166	Wells Fargo Allocation Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 148 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Allocation Funds	167

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 75 other funds and Assistant Treasurer of 58 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 58 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

168	Wells Fargo Allocation Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio and Wells Fargo Stable Income Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management or sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved: (i) an investment management agreement (the “Gateway Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the funds of Funds Trust identified in the table below (individually, a “Gateway Fund” and collectively, the “Gateway Funds”); and (ii) an investment sub-advisory agreement (the “Funds Trust Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, for each of the Gateway Funds.

Gateway Fund
Wells Fargo Growth Balanced Fund
Wells Fargo Moderate Balanced Fund

At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”); and (ii) an investment sub-advisory agreement (each, a “Master Trust Sub-Advisory Agreement”, and together with the Funds Trust Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified in the chart:

Master Portfolio	Sub-Adviser(s)
Wells Fargo C&B Large Cap Value Portfolio	Cooke & Bieler L.P. (“Cooke & Bieler”)
Wells Fargo Diversified Large Cap Growth Portfolio	WellsCap and Golden Capital Management, LLC (“Golden”)
Wells Fargo Emerging Growth Portfolio	WellsCap
Wells Fargo Index Portfolio	Golden
Wells Fargo International Growth Portfolio	Artisan Partners Limited Partnership (“Artisan”)
Wells Fargo Real Return Portfolio	WellsCap
Wells Fargo International Value Portfolio	LSV Asset Management (“LSV”)
Wells Fargo Large Company Value Portfolio	Analytic Investors, LLC (“Analytic”)
Wells Fargo Managed Fixed Income Portfolio	Galliard Capital Management, Inc. (“Galliard”)
Wells Fargo Small Company Growth Portfolio	Peregrine Capital Management, LLC (“Peregrine”)
Wells Fargo Small Company Value Portfolio	Peregrine
Wells Fargo Core Bond Portfolio	WellsCap
Wells Fargo Stable Income Portfolio	Galliard

The Gateway Funds and the Master Portfolios are collectively referred to as the “Funds.” The Gateway Fund Management Agreement, the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Gateway Funds are gateway blended funds that each invests all of its assets in multiple Master Portfolios.

Other information (unaudited)	Wells Fargo Allocation Funds	169

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Funds Trust Board unanimously approved the continuation of each Gateway Fund Management Agreement and Funds Trust Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of each Master Portfolio Advisory Agreement and Master Trust Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and/or personnel changes involving Funds Management, WellsCap, Analytic and Golden, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards noted that the Master Trust Board approved a new Sub-Advisory Agreement with Golden (the “New Golden Sub-Advisory Agreement”) for the Diversified Large Cap Growth Portfolio and the Index Portfolio at a previous Master Trust Board meeting held on February 28-March 1, 2017 due to an impending transaction that will result in a “change of control” (as defined in the 1940 Act) of Golden that is expected to occur on or about July 1, 2017. The Boards further noted that the current Sub-Advisory Agreement with Golden (the “Current Golden Sub-Advisory Agreement”) for the Diversified Large Cap Growth Portfolio and the Index Portfolio will only continue in effect until the Golden Transaction occurs, at which time the Current Golden Sub-Advisory Agreement will automatically terminate and the New Golden Sub-Advisory Agreement will become effective.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Investment performance and expenses

The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2016. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Gateway Funds (each, a “Universe”), and in comparison to each Gateway Fund’s benchmark index and to other comparative data. Broadridge is

170	Wells Fargo Allocation Funds	Other information (unaudited)

an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the investment performance of each Gateway Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Growth Balanced Fund was higher than the average performance of its Universe for all periods under review, except the one year-period; and (ii) the performance of the Moderate Balanced Fund was higher than the average performance of its Universe for all periods under review, except the one year-period.

The Funds Trust Board also noted that the investment performance of each Gateway Fund relative to its respective benchmark was as follows: (i) the performance of the Growth Balanced Fund was higher than its benchmark, the Growth Balanced Blended Index, which is a proprietary index used by the Funds Trust Board to help it assess the Growth Balanced Fund’s relative performance, for the 5-year period under review, but lower than its benchmark for the one-, three- and ten-year periods under review; and (ii) the performance of the Moderate Balanced Fund was higher than or in range of its benchmark, the Moderate Balanced Blended Index, which is a proprietary index used by the Funds Trust Board to help it assess the Moderate Balanced Fund’s relative performance, for all periods under review, except that it was lower than its benchmark for the one-year period under review.

The Master Trust Board took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Gateway Funds. The Boards noted that the Diversified Large Cap Growth Portfolio recently experienced a portfolio manager change. The Boards also noted that Analytic only began serving as sub-adviser to the Large Company Value Portfolio as of February 1, 2017, and that investment performance information for the Large Company Value Portfolio for periods prior to February 1, 2017 does not reflect the investment performance of Analytic or changes to its investment strategy that became effective on February 1, 2017.

The Funds Trust Board also received and considered information regarding each Gateway Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at the Gateway Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Gateway Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and to report data with respect to a new share classes launched in 2016. The Funds Trust Board also received an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Gateway Funds were as follows: (i) the net operating expense ratios of the Growth Balanced Fund were lower than or in range of the median net operating expense ratios of its expense Groups for all share classes; and (ii) the net operating expense ratios of the Moderate Balanced Fund were lower than or equal to the median net operating expense ratios of its expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Funds Trust Board noted that the Gateway Funds are gateway blended funds that invest all of their assets in multiple master portfolios, and therefore pay an advisory fee to Funds Management. The Funds Trust Board also noted that the fee rate to be paid by the Gateway Funds under the Gateway Fund Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by each Gateway Fund under the Gateway Fund Advisory Agreement and Administration Agreement with Funds Management.

The Funds Trust Board reviewed and considered the fee rates that are payable by each Gateway Fund to Funds Management under the Gateway Fund Management Agreement, as well as the contractual fee rates payable by each Gateway Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Master Trust Board reviewed and considered the contractual investment advisory fee rates

Other information (unaudited)	Wells Fargo Allocation Funds	171

that are payable by the Master Portfolios to Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Boards also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of each Gateway Fund’s Management Rate, which include the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Gateway Funds were as follows: (i) the Management Rates of the Growth Balanced Fund were lower than the sum of the management fee rates and transfer agency costs of its respective expense Groups for all share classes; and (ii) the Management Rates of the Moderate Balanced Fund were lower than the sum of the management fee rates and transfer agency costs of its respective expense Groups for all share classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for the Master Portfolio’s respective expense Group. The Master Trust Board also discussed and accepted Funds Management’s proposal to revise the Advisory Agreement for the Core Bond Portfolio, Managed Fixed Income Portfolio, and Real Return Portfolio to reduce the advisory fees paid by those Master Portfolios to Funds Management.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Master Portfolios sub-advised by Artisan, Cooke & Bieler, LSV, and Peregrine, the Master Trust Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the respective Master Portfolio. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the current affiliation between Funds Management and WellsCap, Analytic, Golden and Galliard, the Boards ascribed limited relevance to the allocation of the fees between them. With respect to Artisan, Cooke & Bieler, LSV, and Peregrine, the Master Trust Board considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

Other than with respect to the Diversified Large Cap Growth Portfolio and the Real Return Portfolio, the Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Gateway Fund Management Agreement and to WellsCap under the Funds Trust Sub-Advisory Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to each Sub-Adviser under each Master Trust Sub-Advisory Agreement was reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Boards also received and considered information concerning the profitability of WellsCap, Peregrine, Galliard and Golden, if any, from providing services to the fund family as a whole, noting that certain of the Sub-Adviser’s profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo and Funds Management profitability analysis. The Boards noted that Peregrine’s profitability information was only subsumed in the Wells Fargo and Funds Management profitability analysis through August 31, 2016, at which time Peregrine became unaffiliated with Funds Management. The Boards also noted that Analytic became a wholly-owned subsidiary of WellsCap on October 1, 2016, but that Analytic’s profitability information with respect to subadvising the Large Company Value Portfolio was not subsumed in the Wells Fargo and Funds Management profitability analysis because Analytic did not begin subadvising the Large Company Value Portfolio until after December 31, 2016. The Boards did not receive or consider profitability

172	Wells Fargo Allocation Funds	Other information (unaudited)

information with respect to Artisan, Cooke & Bieler, and LSV, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Boards did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Boards noted the existence of breakpoints in each Master Portfolio’s advisory fee structure and each Gateway Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that, in addition to management fee breakpoints, competitive fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Funds. The Master Trust Board also discussed and accepted Funds Management’s proposal to revise the Advisory Agreement for the Core Bond Portfolio, Managed Fixed Income Portfolio, and Real Return Portfolio to reduce the advisory fees paid by those Master Portfolios to Funds Management. The Boards considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies that were summarized for the Boards, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, Analytic, Golden and Galliard, and by Artisan, Cooke & Bieler, LSV and Peregrine, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by WellsCap, Artisan, Cooke & Bieler, Golden, and Peregrine, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, Analytic, Golden and Galliard, or by Artisan, Cooke & Bieler, LSV or Peregrine, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of each Gateway Fund Management Agreement and Funds Trust Sub-Advisory Agreement for a one-year period. Additionally, at the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously approved the continuation of each Master Portfolio Advisory Agreement and Master Trust Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

List of abbreviations	Wells Fargo Allocation Funds	173

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303852 07-17 AAFLD/AR110 05-17

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal	Fiscal
	year ended	year ended
	May 31, 2017	May 31, 2016
Audit fees	$440,652	$424, 168
Audit-related fees	—	—
Tax fees (1)	86,840	83,950
All other fees	—	—

	$527,492	$508,118

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each fund (except for Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio is filed under this Item.

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.25%
FHLMC ±	2.63%	7-1-2046	$17,951,084	$18,418,528
FHLMC %%	3.00	6-13-2047	42,300,000	42,469,365
FHLMC ±	3.10	2-1-2045	2,632,151	2,710,483
FHLMC	3.50	12-1-2025	66,127	69,718
FHLMC	3.50	1-1-2026	53,519	56,420
FHLMC	3.50	6-1-2026	1,986,275	2,085,920
FHLMC	3.50	9-1-2026	346,276	363,349
FHLMC	3.50	9-1-2026	1,161,479	1,224,473
FHLMC	3.50	11-1-2029	871,715	916,395
FHLMC	3.50	12-1-2029	33,027,507	34,804,732
FHLMC	3.50	1-1-2030	1,521,952	1,603,476
FHLMC	3.50	4-1-2030	6,834,267	7,203,681
FHLMC	3.50	6-1-2030	1,987,384	2,096,724
FHLMC	3.50	7-1-2030	5,244,126	5,533,718
FHLMC	3.50	8-1-2030	446,896	471,089
FHLMC	3.50	8-1-2030	2,765,719	2,919,009
FHLMC	3.50	9-1-2030	380,372	401,282
FHLMC	3.50	10-1-2030	1,116,605	1,178,711
FHLMC	3.50	10-1-2030	524,120	552,797
FHLMC	3.50	10-1-2030	743,476	783,747
FHLMC	3.50	10-1-2030	414,019	437,096
FHLMC	3.50	10-1-2030	840,987	887,713
FHLMC	3.50	10-1-2030	1,242,652	1,312,016
FHLMC	3.50	11-1-2030	636,009	669,289
FHLMC	3.50	11-1-2030	1,824,516	1,926,401
FHLMC	3.50	11-1-2030	3,596,839	3,797,748
FHLMC	3.50	11-1-2030	2,087,599	2,204,179
FHLMC	3.50	11-1-2030	444,192	468,645
FHLMC	3.50	12-1-2030	144,324	152,269
FHLMC	3.50	12-1-2030	5,784,059	6,102,327
FHLMC	3.50	1-1-2031	6,130,246	6,472,661
FHLMC	3.50	1-1-2031	2,555,025	2,697,836
FHLMC	3.50	1-1-2031	437,471	461,907
FHLMC	3.50	2-1-2031	882,940	932,290
FHLMC	3.50	11-1-2031	559,898	592,118
FHLMC	3.50	3-1-2032	6,101,404	6,407,384
FHLMC	3.50	5-1-2032	1,493,954	1,569,397
FHLMC	3.50	5-1-2032	4,501,379	4,739,150
FHLMC	3.50	7-1-2032	12,828,736	13,472,627
FHLMC	3.50	5-1-2033	1,644,408	1,726,957
FHLMC	3.50	5-1-2034	624,394	653,734
FHLMC	3.50	8-1-2034	161,950	169,563
FHLMC	3.50	11-1-2035	209,976	220,965
FHLMC	3.50	12-1-2035	1,987,423	2,090,204
FHLMC	3.50	12-1-2045	681,717	707,018
FHLMC %%	3.50	7-13-2047	4,900,000	5,048,581
FHLMC	4.00	10-1-2029	1,561,443	1,677,284
FHLMC	4.00	1-1-2034	17,241,154	18,393,151
FHLMC	4.00	6-1-2034	246,416	263,462

2	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	1-1-2035	$271,045	$292,236
FHLMC	4.00	10-1-2036	2,948,808	3,148,700
FHLMC	4.00	3-1-2037	321,746	346,123
FHLMC	4.00	3-1-2037	472,955	509,954
FHLMC	4.00	3-1-2037	721,494	773,710
FHLMC	4.00	4-1-2037	2,965,787	3,180,418
FHLMC	4.00	8-1-2044	1,216,551	1,292,618
FHLMC	4.00	2-1-2045	4,580,960	4,901,703
FHLMC	4.00	9-1-2045	739,161	784,638
FHLMC	4.00	10-1-2045	1,806,383	1,917,516
FHLMC	4.00	10-1-2045	2,209,153	2,363,849
FHLMC	4.00	11-1-2045	738,244	783,664
FHLMC	4.00	11-1-2045	788,835	837,365
FHLMC	4.00	11-1-2045	1,606,858	1,705,720
FHLMC	4.00	12-1-2045	1,364,782	1,448,752
FHLMC	4.00	12-1-2045	1,258,602	1,336,038
FHLMC	4.00	12-1-2045	1,864,295	1,994,846
FHLMC	4.00	2-1-2046	1,705,446	1,810,449
FHLMC	4.00	4-1-2046	911,205	967,309
FHLMC	4.00	6-1-2046	1,999,178	2,122,272
FHLMC	4.00	6-1-2046	2,761,877	2,931,934
FHLMC	4.00	4-1-2047	2,008,403	2,151,467
FHLMC %%	4.00	7-13-2047	15,800,000	16,650,183
FHLMC	4.50	8-1-2020	4,413,391	4,521,065
FHLMC	4.50	6-1-2039	270,022	291,440
FHLMC	4.50	7-1-2039	293,777	317,166
FHLMC	4.50	2-1-2042	508,562	550,656
FHLMC	4.50	6-1-2044	2,660,309	2,880,034
FHLMC	4.50	1-1-2045	1,957,734	2,146,445
FHLMC	4.50	2-1-2047	5,268,220	5,762,448
FHLMC	4.50	4-1-2047	2,523,430	2,772,700
FHLMC	4.50	4-1-2047	1,190,383	1,302,786
FHLMC	4.50	4-1-2047	6,946,935	7,598,651
FHLMC	4.50	4-1-2047	2,858,268	3,116,507
FHLMC	4.50	4-1-2047	3,233,770	3,520,124
FHLMC	4.50	4-1-2047	9,163,460	10,023,107
FHLMC	4.50	5-1-2047	15,763,893	17,242,755
FHLMC	4.50	5-1-2047	1,735,227	1,898,016
FHLMC (a)	4.50	6-1-2047	9,392,000	10,359,285
FHLMC	5.00	5-1-2044	1,354,612	1,506,943
FHLMC	5.00	6-1-2044	4,016,642	4,497,862
FHLMC	6.00	8-1-2017	555	555
FHLMC	6.00	10-1-2017	984	986
FHLMC	6.00	2-1-2023	23,162	26,221
FHLMC	6.50	4-1-2021	1,009	1,045
FHLMC Series 1590 Class IA ±	2.04	10-15-2023	24,475	25,033
FHLMC Series 1897 Class K	7.00	9-15-2026	855	965
FHLMC Series 1935 Class FL ±	1.69	2-15-2027	2,394	2,436
FHLMC Series 2423 Class MC	7.00	3-15-2032	14,157	16,434

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3829 Class ED	3.50%	10-15-2028	$1,482,905	$1,493,570
FHLMC Series 3838 Class QE	3.50	1-15-2029	2,447,095	2,475,285
FHLMC Series 4425 Class A	4.00	9-15-2040	3,918,648	4,157,790
FHLMC Series 4529 Class HC	3.00	10-15-2039	2,441,030	2,492,378
FHLMC Series 4640 Class LD	4.00	9-15-2043	20,990,787	22,373,769
FNMA	4.00	7-1-2024	2,321,162	2,439,357
FNMA ¤	0.00	10-9-2019	51,655,000	49,528,157
FNMA ±	1.86	6-1-2017	12	12
FNMA ±	2.60	12-25-2026	4,247,000	4,182,157
FNMA	3.00	6-25-2045	6,922,268	7,076,073
FNMA	3.00	12-25-2046	4,334,499	4,440,968
FNMA %%	3.00	6-13-2047	32,300,000	32,446,358
FNMA %%	3.00	7-13-2047	3,200,000	3,209,500
FNMA ±	3.14	3-1-2047	7,568,015	7,824,066
FNMA ±	3.18	10-1-2043	1,663,136	1,718,029
FNMA ±	3.26	4-1-2047	9,943,847	10,221,960
FNMA	3.50	8-1-2028	112,527	118,431
FNMA	3.50	10-1-2028	4,252,814	4,462,185
FNMA	3.50	10-1-2029	1,145,222	1,205,239
FNMA	3.50	11-1-2029	4,171,614	4,386,831
FNMA	3.50	12-1-2029	2,246,124	2,366,864
FNMA	3.50	1-1-2030	5,158,721	5,431,828
FNMA	3.50	2-1-2030	717,831	755,838
FNMA	3.50	7-1-2030	2,762,962	2,909,448
FNMA	3.50	7-1-2030	804,428	845,151
FNMA	3.50	8-1-2030	9,087,087	9,556,469
FNMA	3.50	8-1-2030	1,795,317	1,890,557
FNMA	3.50	11-1-2030	3,706,572	3,899,757
FNMA	3.50	1-1-2031	2,031,226	2,131,908
FNMA	3.50	1-1-2031	2,647,923	2,789,255
FNMA	3.50	1-1-2031	7,593,944	7,989,353
FNMA	3.50	2-1-2031	2,110,901	2,223,523
FNMA	3.50	2-1-2031	1,626,529	1,711,182
FNMA	3.50	3-1-2031	1,606,652	1,690,239
FNMA	3.50	4-1-2031	5,187,490	5,458,083
FNMA	3.50	4-1-2031	1,811,907	1,908,927
FNMA	3.50	4-1-2031	7,433,936	7,827,739
FNMA	3.50	5-1-2031	1,782,064	1,877,434
FNMA	3.50	6-1-2031	6,225,818	6,550,310
FNMA	3.50	8-1-2031	1,177,419	1,239,989
FNMA	3.50	12-1-2031	788,819	831,484
FNMA	3.50	1-1-2032	1,322,402	1,387,823
FNMA	3.50	2-1-2032	918,704	966,086
FNMA	3.50	3-1-2032	3,095,377	3,246,617
FNMA	3.50	4-1-2032	4,714,049	4,954,456
FNMA	3.50	4-1-2032	3,039,583	3,197,637
FNMA	3.50	4-1-2032	1,521,197	1,595,983
FNMA	3.50	4-1-2032	7,424,557	7,841,198
FNMA	3.50	5-1-2032	2,873,323	3,022,736
FNMA	3.50	5-1-2032	4,058,263	4,265,228

4	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	6-1-2032	$1,780,986	$1,869,161
FNMA	3.50	6-1-2032	4,770,262	5,041,757
FNMA %%	3.50	8-16-2032	9,000,000	9,394,805
FNMA	3.50	9-1-2032	3,701,898	3,895,484
FNMA	3.50	8-1-2033	3,023,614	3,171,495
FNMA	3.50	9-1-2033	934,322	983,170
FNMA	3.50	1-1-2035	1,921,124	2,016,169
FNMA	3.50	3-1-2035	11,378,672	11,935,209
FNMA	3.50	11-1-2041	1,111,712	1,154,344
FNMA	3.50	6-1-2043	888,652	920,729
FNMA	3.50	1-1-2046	1,543,478	1,598,229
FNMA	3.50	3-1-2046	2,613,723	2,706,440
FNMA	3.50	4-1-2046	1,431,149	1,481,917
FNMA	3.50	6-1-2046	1,743,484	1,805,330
FNMA	3.50	7-1-2046	1,550,441	1,605,850
FNMA	3.50	8-1-2046	757,542	786,078
FNMA	3.50	8-1-2046	451,003	467,120
FNMA	4.00	4-1-2024	3,352,837	3,524,885
FNMA	4.00	1-1-2025	4,906,445	5,159,297
FNMA	4.00	4-1-2025	2,968,327	3,141,017
FNMA	4.00	7-1-2029	9,209,325	9,845,398
FNMA	4.00	11-1-2029	2,645,874	2,828,103
FNMA	4.00	3-1-2032	483,013	517,155
FNMA	4.00	5-1-2032	911,045	971,513
FNMA	4.00	6-1-2032	7,277,299	7,756,009
FNMA	4.00	4-1-2034	6,156,757	6,594,223
FNMA	4.00	7-1-2035	10,835,787	11,655,073
FNMA	4.00	11-1-2035	4,857,286	5,225,017
FNMA	4.00	11-1-2035	1,149,270	1,239,180
FNMA	4.00	1-1-2036	9,594,859	10,320,804
FNMA	4.00	1-1-2036	579,007	624,305
FNMA	4.00	11-1-2036	2,472,765	2,651,501
FNMA	4.00	12-1-2036	7,919,056	8,492,041
FNMA	4.00	3-1-2037	237,056	254,727
FNMA	4.00	3-1-2037	270,945	291,477
FNMA	4.00	3-1-2037	256,216	274,763
FNMA	4.00	3-1-2037	397,517	428,621
FNMA	4.00	3-1-2037	605,694	649,541
FNMA	4.00	3-1-2037	321,478	345,841
FNMA	4.00	3-1-2037	1,011,373	1,079,909
FNMA	4.00	3-1-2037	1,222,632	1,311,139
FNMA	4.00	3-1-2037	767,457	824,669
FNMA	4.00	3-1-2037	672,219	723,159
FNMA	4.00	3-1-2037	302,668	325,604
FNMA	4.00	3-1-2037	1,668,804	1,781,889
FNMA	4.00	3-1-2037	2,127,458	2,281,455
FNMA	4.00	3-1-2037	1,043,045	1,120,799
FNMA	4.00	3-1-2037	1,789,332	1,924,923
FNMA	4.00	4-1-2037	981,930	1,053,014
FNMA	4.00	4-1-2037	596,168	641,348

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	4-1-2037	$1,671,141	$1,797,783
FNMA	4.00	4-1-2037	2,243,627	2,406,044
FNMA	4.00	4-1-2037	1,729,050	1,864,348
FNMA	4.00	4-1-2037	1,535,602	1,655,758
FNMA	4.00	5-1-2037	1,031,027	1,109,158
FNMA	4.00	5-1-2037	1,465,144	1,571,201
FNMA	4.00	5-1-2037	1,049,854	1,125,856
FNMA	4.00	5-1-2037	650,571	701,477
FNMA	4.00	5-1-2037	1,123,829	1,205,182
FNMA	4.00	5-1-2037	685,520	736,624
FNMA	4.00	5-1-2037	1,048,610	1,128,074
FNMA	4.00	6-1-2037	1,276,226	1,376,086
FNMA	4.00	11-1-2040	6,654,152	7,074,793
FNMA	4.00	10-1-2043	4,870,864	5,181,003
FNMA	4.00	4-1-2044	5,673,316	6,076,016
FNMA	4.00	5-1-2045	9,791,239	10,398,373
FNMA	4.00	5-1-2045	1,734,641	1,847,808
FNMA	4.00	6-1-2045	3,615,934	3,841,749
FNMA	4.00	8-1-2045	722,794	766,788
FNMA	4.00	8-1-2045	1,206,613	1,290,663
FNMA	4.00	8-1-2045	2,194,227	2,336,411
FNMA	4.00	9-1-2045	1,942,040	2,082,360
FNMA	4.00	9-1-2045	1,252,912	1,334,166
FNMA	4.00	9-1-2045	363,365	386,915
FNMA	4.00	9-1-2045	351,841	374,716
FNMA	4.00	9-1-2045	5,757,040	6,159,815
FNMA	4.00	10-1-2045	1,209,160	1,283,575
FNMA	4.00	11-1-2045	1,164,639	1,239,707
FNMA	4.00	11-1-2045	1,332,413	1,414,409
FNMA	4.00	12-1-2045	930,971	988,265
FNMA	4.00	12-1-2045	192,499	205,055
FNMA	4.00	12-1-2045	471,717	502,486
FNMA	4.00	1-1-2046	4,545,373	4,841,008
FNMA	4.00	1-1-2046	580,482	616,227
FNMA	4.00	1-1-2046	2,191,056	2,332,383
FNMA	4.00	2-1-2046	733,383	784,579
FNMA	4.00	3-1-2046	5,721,355	6,093,489
FNMA	4.00	3-1-2046	2,548,735	2,713,145
FNMA	4.00	6-1-2046	5,775,612	6,151,415
FNMA	4.00	7-1-2046	3,802,082	4,050,983
FNMA	4.00	7-1-2046	3,610,286	3,845,202
FNMA	4.00	7-1-2046	378,618	403,315
FNMA	4.00	7-1-2046	1,403,823	1,488,916
FNMA	4.00	8-1-2046	3,749,170	3,994,776
FNMA	4.00	9-1-2046	2,800,050	2,983,351
FNMA	4.00	11-1-2046	4,006,335	4,286,375
FNMA	4.00	11-1-2046	902,216	957,034
FNMA	4.00	11-1-2046	10,322,605	11,043,181
FNMA	4.00	1-1-2047	940,128	999,854
FNMA	4.00	2-1-2047	1,081,102	1,151,788

6	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	2-1-2047	$2,139,137	$2,280,236
FNMA	4.00	2-1-2047	3,646,993	3,892,453
FNMA	4.00	3-1-2047	1,199,056	1,275,233
FNMA	4.00	3-1-2047	3,154,309	3,362,375
FNMA	4.00	3-1-2047	8,041,631	8,612,093
FNMA	4.00	4-1-2047	3,390,112	3,613,722
FNMA	4.00	4-1-2047	1,022,953	1,089,837
FNMA	4.00	4-1-2047	1,617,321	1,724,004
FNMA	4.00	4-1-2047	2,351,781	2,518,612
FNMA	4.00	4-1-2047	1,097,719	1,178,259
FNMA	4.00	4-1-2047	15,736,477	16,852,782
FNMA	4.00	4-1-2047	18,426,163	19,733,283
FNMA	4.00	4-1-2047	1,597,839	1,703,545
FNMA	4.00	4-1-2047	2,582,197	2,746,250
FNMA	4.00	4-1-2047	1,331,670	1,426,135
FNMA	4.00	4-1-2047	1,167,575	1,243,917
FNMA	4.00	4-1-2047	11,169,574	11,958,591
FNMA	4.00	5-1-2047	1,137,686	1,212,728
FNMA	4.00	5-1-2047	4,658,111	4,947,565
FNMA	4.00	5-1-2047	1,150,993	1,226,917
FNMA	4.00	5-1-2047	1,854,634	1,975,900
FNMA	4.00	5-1-2047	2,435,907	2,595,180
FNMA %%	4.00	6-13-2047	9,300,000	9,819,492
FNMA %%	4.00	7-13-2047	42,300,000	44,581,888
FNMA ±	4.38	4-1-2040	1,661,840	1,752,074
FNMA	4.50	1-1-2020	1,828,181	1,873,011
FNMA	4.50	5-1-2034	2,115,941	2,330,607
FNMA	4.50	1-1-2039	6,922,253	7,472,183
FNMA	4.50	1-1-2044	1,142,385	1,233,783
FNMA	4.50	2-1-2044	12,484,679	13,623,816
FNMA	4.50	3-1-2044	1,459,773	1,603,520
FNMA	4.50	3-1-2044	207,144	224,937
FNMA	4.50	3-1-2044	230,085	248,785
FNMA	4.50	4-1-2044	7,032,504	7,675,925
FNMA	4.50	4-1-2044	3,825,175	4,207,744
FNMA	4.50	6-1-2044	4,999,640	5,456,314
FNMA	4.50	6-1-2044	603,617	653,942
FNMA	4.50	10-1-2044	360,017	393,585
FNMA	4.50	10-1-2044	3,169,398	3,486,082
FNMA	4.50	6-1-2045	390,513	426,743
FNMA	4.50	6-1-2045	392,322	428,672
FNMA	4.50	8-1-2045	1,385,931	1,514,289
FNMA	4.50	8-1-2045	248,677	271,693
FNMA	4.50	9-1-2045	523,002	571,449
FNMA	4.50	9-1-2045	3,090,077	3,389,211
FNMA	4.50	11-1-2045	9,857,857	10,842,082
FNMA	4.50	11-1-2045	7,362,084	8,098,278
FNMA	4.50	12-1-2045	210,520	231,008
FNMA	4.50	12-1-2045	290,661	317,906
FNMA	4.50	2-1-2046	206,584	227,679

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	2-1-2046	$610,418	$669,824
FNMA	4.50	3-1-2046	13,739,186	15,033,379
FNMA	4.50	3-1-2046	459,740	504,448
FNMA	4.50	4-1-2046	359,183	392,566
FNMA	4.50	4-1-2046	634,919	699,393
FNMA	4.50	6-1-2046	10,959,977	12,082,764
FNMA	4.50	6-1-2046	10,171,930	11,161,079
FNMA	4.50	6-1-2046	335,268	367,920
FNMA	4.50	11-1-2046	1,602,225	1,764,835
FNMA	4.50	2-1-2047	2,102,895	2,290,743
FNMA	4.50	3-1-2047	310,325	341,228
FNMA	4.50	4-1-2047	306,260	334,704
FNMA	4.50	4-1-2047	368,936	403,201
FNMA	4.50	4-1-2047	2,751,225	2,996,996
FNMA	4.50	4-1-2047	2,092,739	2,283,488
FNMA	4.50	4-1-2047	1,090,299	1,195,264
FNMA	4.50	4-1-2047	511,931	560,899
FNMA	4.50	4-1-2047	448,388	490,033
FNMA	4.50	4-1-2047	546,218	600,612
FNMA	4.50	5-1-2047	1,304,448	1,429,223
FNMA	4.50	5-1-2047	1,373,134	1,504,477
FNMA	4.50	5-1-2047	1,884,661	2,064,932
FNMA	4.50	5-1-2047	3,396,395	3,705,969
FNMA	4.50	5-1-2047	4,699,176	5,118,947
FNMA	4.50	5-1-2047	2,763,345	3,005,346
FNMA	4.50	5-1-2047	332,644	364,462
FNMA	4.50	5-1-2047	1,851,687	2,011,685
FNMA (a)	4.50	6-1-2047	9,199,000	10,078,954
FNMA %%	4.50	6-1-2047	1,288,606	1,416,931
FNMA %%	4.50	6-1-2047	1,260,243	1,380,793
FNMA %%	4.50	6-1-2047	1,340,851	1,461,672
FNMA %%	4.50	6-13-2047	5,600,000	6,035,282
FNMA	5.00	12-1-2039	2,205,280	2,474,281
FNMA	5.00	1-1-2040	3,502,005	3,929,238
FNMA	5.00	7-1-2044	875,520	974,074
FNMA	5.00	8-1-2056	27,977,466	30,950,105
FNMA	6.00	11-1-2017	31	31
FNMA	6.00	4-1-2022	9,898	11,200
FNMA	6.00	2-1-2029	10,264	11,705
FNMA	6.00	3-1-2033	54,393	62,399
FNMA	6.00	11-1-2033	19,281	22,128
FNMA	6.50	7-1-2017	580	579
FNMA	6.50	12-1-2038	8,389,363	9,794,915
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	371,825	421,983
FNMA Series 1999-54 Class LH	6.50	11-25-2029	12,965	14,913
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	79,871
FNMA Series 2007-108 Class AN ±	8.09	11-25-2037	693,756	809,383
FNMA Series 2011-43 Class AN	3.50	12-25-2028	2,694,498	2,713,115
FNMA Series 2014-40 Class EP	3.50	10-25-2042	4,241,263	4,449,648
FNMA Series 2015-18 Class HE	4.00	9-25-2041	13,554,958	14,472,339

8	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2015-M3 Class FA ±	1.20%	6-25-2018	$7,540,481	$7,539,906
FNMA Series 2016-59 Class CA	3.50	9-25-2043	7,570,349	7,949,115
FNMA Series 2016-M11 Class A2 ±	2.37	7-25-2026	7,770,000	7,526,502
FNMA Series 397 Class 6	2.00	9-25-2039	5,615,995	5,560,799
GNMA %%	3.00	6-21-2047	51,000,000	51,932,341
GNMA	3.50	6-15-2046	1,280,791	1,339,266
GNMA	3.50	7-15-2046	1,277,297	1,335,779
GNMA	3.50	1-20-2047	18,776,678	19,599,530
GNMA %%	3.50	6-21-2047	30,000,000	31,282,032
GNMA %%	3.50	7-20-2047	80,100,000	83,388,482
GNMA	4.00	7-15-2045	802,777	854,707
GNMA	4.00	9-15-2045	1,946,176	2,072,171
GNMA	4.00	9-15-2045	983,377	1,047,447
GNMA	4.00	9-20-2045	3,236,388	3,449,716
GNMA	4.00	10-15-2045	3,123,408	3,325,597
GNMA	4.00	4-20-2047	18,164,327	19,238,064
GNMA	4.00	5-20-2047	24,324,869	25,798,955
GNMA (a)	4.00	6-1-2047	29,671,000	31,469,062
GNMA	4.50	3-15-2041	1,147,997	1,262,207
GNMA	4.50	5-20-2045	263,893	288,767
GNMA	4.50	5-20-2045	998,250	1,089,833
GNMA	4.50	6-20-2045	1,454,688	1,617,128
GNMA	4.50	6-20-2045	201,582	220,290
GNMA	4.50	7-20-2045	1,633,641	1,781,847
GNMA	4.50	8-20-2045	678,289	727,714
GNMA	4.50	10-20-2045	190,742	208,738
GNMA	4.50	12-15-2045	1,695,206	1,866,792
GNMA	4.50	12-15-2045	2,656,788	2,918,537
GNMA	4.50	1-15-2046	284,069	311,023
GNMA	4.50	1-20-2046	352,986	386,351
GNMA	4.50	2-20-2046	349,957	383,033
GNMA	4.50	4-15-2046	667,713	723,509
GNMA	4.50	5-15-2046	118,565	130,717
GNMA	4.50	5-15-2046	426,495	469,668
GNMA	4.50	5-20-2046	1,758,377	1,924,397
GNMA	4.50	6-15-2046	637,216	692,208
GNMA	4.50	4-15-2047	1,944,339	2,137,819
GNMA	4.50	4-15-2047	1,335,862	1,463,826
GNMA %%	4.50	6-21-2047	6,500,000	6,954,457
GNMA	5.00	12-20-2039	368,211	415,754
GNMA	5.00	11-20-2045	503,612	564,994
GNMA	6.50	8-15-2039	1,356,770	1,548,189

Total Agency Securities (Cost $1,616,502,718)				1,622,124,846

Asset-Backed Securities: 13.97%
Ally Auto Receivables Trust Series 2017-2 Class A4	2.10	3-15-2022	4,053,000	4,074,592
Ally Auto Receivables Trust Series 2017-3 Class A4	2.01	3-15-2022	1,865,000	1,864,909
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	7,003,000	7,006,499
Ally Master Owner Trust Series 2017-1 Class A ±	1.39	2-15-2021	3,386,000	3,391,755
Ally Master Owner Trust Series 2017-1 Class A4	1.99	11-15-2021	2,182,000	2,192,217

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
American Express Credit Account Master Trust Series 2017-1 Class A	1.95%	9-15-2022	$10,711,000	$10,766,727
AmeriCredit Auto Receivables Trust Series 2016-4 Class A3	1.53	7-8-2021	6,530,000	6,507,187
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	11,595,000	11,638,763
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	8,701,000	8,677,495
Avis Budget Rental Car Funding LLC Series 2017-1a Class A 144A	3.07	9-20-2023	5,812,000	5,795,270
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	447,410	447,198
Barclays Dryrock Issuance Trust Series 2017-1 Class A ±	1.32	3-15-2023	3,181,000	3,185,687
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,370,498
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58	6-15-2021	5,562,000	5,632,118
California Republic Auto Receivables Trust Series 2016-1 Class A3	1.89	5-15-2020	4,994,000	5,005,812
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	6,135,000	6,185,793
California Republic Auto Receivables Trust Series 2016-2 Class A4	1.83	12-15-2021	4,931,000	4,932,050
California Republic Auto Receivables Trust Series 2017-1 Class A2	1.64	11-15-2019	4,697,000	4,696,762
California Republic Auto Receivables Trust Series 2017-1 Class A3	2.02	3-15-2021	4,397,000	4,399,660
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.36	6-15-2022	2,211,000	2,224,795
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	168,188	168,201
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	810,314	810,259
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,184,000	4,190,666
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	4,356,000	4,374,036
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,639,000	4,654,183
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,906,000	2,907,300
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,397,757
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	1,759,402	1,759,613
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,464,516
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	991,125	990,792
Capital Auto Receivables Asset Trust Series 2016-2 Class A3	1.46	6-22-2020	4,283,000	4,276,277
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	2,257,119	2,256,827
Capital Auto Receivables Asset Trust Series 2016-3 Class A3A	1.54	8-20-2020	3,634,000	3,632,729
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,415,387
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	86,000	86,004
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	3,397,000	3,421,676
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,944,922
Ford Credit Floorplan Master Owner Trust Series 2016-3 Class A1	1.55	7-15-2021	7,761,000	7,728,772
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	2,494,000	2,487,803
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	14,976,000	14,900,668
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	9,811,000	9,696,720
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	2,139,000	2,124,474
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,522,318
Hertz Vehicle Financing LLC Series 2016-3A Class B 144A	3.11	7-25-2020	2,186,000	2,158,350
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	5,005,000	4,894,414
Honda Auto Receivables Series 2015-1 Class A4	1.32	11-16-2020	3,563,000	3,561,837
Hyundai Auto Receivables Trust Series 2017-A Class A4	2.09	4-17-2023	2,834,000	2,851,214
Navient Student Loan Trust Series 2014-1 Class A3 ±	1.50	6-25-2031	4,121,000	4,067,631
Navient Student Loan Trust Series 2014-AA Class A3 144A±	2.59	10-15-2031	6,169,000	6,291,721
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.69	9-16-2024	3,487,372	3,493,110
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	2.19	12-15-2028	4,936,000	5,005,802
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,802,723
Navient Student Loan Trust Series 2016-1A Class A 144A±	1.72	2-25-2070	2,441,874	2,413,408
Navient Student Loan Trust Series 2016-5A Class A 144A±	2.24	6-25-2065	3,174,625	3,221,237
Navient Student Loan Trust Series 2016-7A Class A 144A±	2.14	3-25-2066	6,549,927	6,611,060
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	10,017,000	10,440,774

10	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2016-AA Class A2B 144A±	3.14%	12-15-2045	$3,785,000	$3,929,191
Navient Student Loan Trust Series 2017-1A Class A3 144A±	2.14	7-26-2066	22,408,000	22,661,450
Navient Student Loan Trust Series 2017-2A Class A 144A±	2.08	12-27-2066	16,012,353	16,097,406
Navient Student Loan Trust Series 2017-3A Class A2 144A±	1.73	7-26-2066	2,453,000	2,463,000
Navient Student Loan Trust Series 2017-3A Class A3 144A±	2.03	7-26-2066	10,921,000	10,928,897
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	1.20	1-25-2037	3,509,835	3,463,698
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	1.34	10-27-2036	3,819,727	3,738,207
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	1.15	10-25-2033	4,931,297	4,831,758
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	1.26	3-23-2037	4,790,522	4,680,639
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	1.28	12-24-2035	4,603,282	4,523,810
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	1.34	3-22-2032	4,580,000	4,312,760
Nelnet Student Loan Trust Series 2006-2 Class A6 ±	1.28	4-25-2031	13,841,000	13,787,417
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.79	4-25-2046	1,138,016	1,136,599
Nelnet Student Loan Trust Series 2016-1A Class A 144A±	1.79	9-25-2065	5,997,553	6,046,175
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	2,156,896	2,156,680
SLC Student Loan Trust Series 2007-1 Class A4 ±	1.24	5-15-2029	11,449,892	11,265,807
SLM Student Loan Trust Series 2003-1 Class A5C 144A±	1.88	12-15-2032	4,645,776	4,536,482
SLM Student Loan Trust Series 2004-10 Class A7A 144A±	1.91	10-25-2029	10,671,000	10,670,796
SLM Student Loan Trust Series 2005-6 Class A5 ±	2.36	7-27-2026	692,589	695,393
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.71	1-25-2028	5,395,700	5,424,294
SLM Student Loan Trust Series 2006-3 Class A5 ±	1.26	1-25-2021	9,341,000	9,088,589
SLM Student Loan Trust Series 2007-2 Class A3 ±	1.20	1-25-2019	2,431,964	2,421,481
SLM Student Loan Trust Series 2007-2 Class A4 ±	1.22	7-25-2022	11,939,000	11,540,764
SLM Student Loan Trust Series 2007-2 Class B ±	1.33	7-25-2025	4,708,000	3,920,697
SLM Student Loan Trust Series 2007-3 Class A3 ±	1.20	4-25-2019	8,622,471	8,545,777
SLM Student Loan Trust Series 2010-1 Class A ±	1.39	3-25-2025	2,507,134	2,467,455
SLM Student Loan Trust Series 2012-1 Class A3 ±	1.94	9-25-2028	18,292,000	18,363,820
SLM Student Loan Trust Series 2012-2 Class A ±	1.69	1-25-2029	6,769,531	6,733,381
SLM Student Loan Trust Series 2012-3 Class A ±	1.64	12-27-2038	2,803,180	2,811,377
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.74	5-26-2026	4,073,320	4,040,381
SLM Student Loan Trust Series 2012-6 Class B ±	1.99	4-27-2043	2,705,000	2,467,208
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	1,720,635	1,732,963
SLM Student Loan Trust Series 2012-E Class A2 144A±	2.74	6-15-2045	2,889,831	2,930,217
SLM Student Loan Trust Series 2013-1 Class B ±	2.79	11-25-2070	1,264,000	1,252,216
SLM Student Loan Trust Series 2013-6 Class A3 ±	1.64	6-25-2055	11,394,000	11,446,215
SLM Student Loan Trust Series 2013-A Class A1 144A±	1.59	8-15-2022	9,586	9,587
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	1,664,000	1,662,555
SLM Student Loan Trust Series 2013-A Class A2B 144A±	2.04	5-17-2027	1,088,000	1,094,753
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	3,993,000	3,985,800
SLM Student Loan Trust Series 2013-B Class A2B 144A±	2.09	6-17-2030	1,028,000	1,037,367
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.58	3-25-2055	19,322,000	19,313,027
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	3,631,000	3,664,821
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	7,046,000	7,053,808
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.99	6-15-2027	6,176,000	6,222,103
SMB Private Education Loan Trust Series 2015-B Class A1 144A±	1.69	2-15-2023	671,366	672,051
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,728,000	3,797,600
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	2.19	7-15-2027	10,317,000	10,414,188
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	5,263,000	5,339,159
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	2.39	7-15-2027	3,981,000	4,059,084
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,576,564
SMB Private Education Loan Trust Series 2016-A Class A2B 144A±	2.49	5-15-2031	16,601,000	17,114,949
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	13,247,000	13,202,424

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2016-B Class A2B 144A±	2.44%	2-17-2032	$14,994,000	$15,426,461
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	14,672,000	14,416,577
SMB Private Education Loan Trust Series 2016-C Class A2B 144A±	2.09	9-15-2034	10,351,000	10,489,048
SMB Private Education Loan Trust Series 2017-A Class A2A 144A	2.88	9-15-2034	10,068,000	10,220,861
SMB Private Education Loan Trust Series 2017-A Class A2B 144A±	1.89	9-15-2034	13,421,000	13,522,088
Synchrony Credit Card Master Note Trust Series 2014-1 Class A	1.61	11-15-2020	3,855,000	3,858,688
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	2,920,000	2,959,475
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	4,456,000	4,477,333
Synchrony Credit Card Master Note Trust Series 2016-3 Class A	1.58	9-15-2022	1,571,000	1,562,210
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	9,424,645	9,425,139
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	4,284,524	4,280,661
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,235,000	2,229,908
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,667,000	1,661,423
World Financial Network Credit Card Master Trust Series 2012-B Class A	1.76	5-17-2021	4,438,000	4,441,144
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	828,000	828,361
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	9,252,000	9,187,500
World Financial Network Credit Card Master Trust Series 2016-B Class A	1.44	6-15-2022	6,981,000	6,964,512
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,843,370
World Financial Network Credit Card Master Trust Series 2017-A Class A	2.12	3-15-2024	7,015,000	7,014,260
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	5,447,000	5,409,837
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	6,949,000	6,958,613
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	2,733,000	2,750,252

Total Asset-Backed Securities (Cost $722,307,713)				725,281,529

Corporate Bonds and Notes: 19.95%

Consumer Discretionary: 0.90%

Hotels, Restaurants & Leisure: 0.17%
McDonald’s Corporation	2.75	12-9-2020	2,539,000	2,593,157
McDonald’s Corporation	4.88	12-9-2045	5,578,000	6,161,180

				8,754,337

Media: 0.73%
Charter Communications Operating LLC	4.46	7-23-2022	1,895,000	2,032,926
Charter Communications Operating LLC	4.91	7-23-2025	5,075,000	5,492,637
Charter Communications Operating LLC 144A	5.38	5-1-2047	2,600,000	2,709,473
Comcast Corporation	2.35	1-15-2027	2,705,000	2,545,711
Comcast Corporation	3.40	7-15-2046	1,085,000	975,200
Discovery Communications LLC	4.88	4-1-2043	2,235,000	2,041,626
Discovery Communications LLC	4.90	3-11-2026	1,930,000	2,032,022
Discovery Communications LLC	4.95	5-15-2042	1,145,000	1,057,121
NBCUniversal Media LLC	4.45	1-15-2043	725,000	760,284
Time Warner Cable Incorporated	3.80	2-15-2027	5,330,000	5,316,414
Time Warner Cable Incorporated	4.65	6-1-2044	325,000	313,335
Time Warner Cable Incorporated	4.85	7-15-2045	2,355,000	2,360,023
Time Warner Cable Incorporated	6.55	5-1-2037	1,387,000	1,662,806
Viacom Incorporated	4.85	12-15-2034	2,602,000	2,537,132
Viacom Incorporated	2.25	2-4-2022	3,110,000	3,021,990
Viacom Incorporated	4.38	3-15-2043	3,505,000	3,082,721

				37,941,421

12	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.82%

Beverages: 0.55%
Anheuser-Busch InBev Finance Company	2.65%	2-1-2021	$10,635,000	$10,805,500
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	7,475,000	7,710,134
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	9,099,000	10,087,251

				28,602,885

Food & Staples Retailing: 0.78%
Costco Wholesale Corporation	2.15	5-18-2021	10,245,000	10,291,717
Costco Wholesale Corporation	2.30	5-18-2022	7,125,000	7,150,949
Costco Wholesale Corporation	2.75	5-18-2024	6,155,000	6,182,550
Costco Wholesale Corporation	3.00	5-18-2027	7,180,000	7,211,757
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	9,580,000	9,574,357

				40,411,330

Food Products: 0.36%
Kraft Heinz Foods Company	2.80	7-2-2020	7,954,000	8,088,558
Kraft Heinz Foods Company	3.00	6-1-2026	4,800,000	4,602,576
Kraft Heinz Foods Company	4.38	6-1-2046	6,305,000	6,025,562

				18,716,696

Tobacco: 0.13%
Reynolds American Incorporated	5.85	8-15-2045	5,395,000	6,524,983

Energy: 1.57%

Energy Equipment & Services: 0.10%
Halliburton Company	5.00	11-15-2045	4,787,000	5,146,829

Oil, Gas & Consumable Fuels: 1.47%
Anadarko Petroleum Corporation «	5.55	3-15-2026	1,990,000	2,234,079
Apache Corporation	4.25	1-15-2044	1,860,000	1,771,607
Cimarex Energy Company	3.90	5-15-2027	2,790,000	2,830,586
Cimarex Energy Company	4.38	6-1-2024	3,643,000	3,838,188
Enbridge Energy Partners	7.38	10-15-2045	1,330,000	1,740,756
Enbridge Energy Partners LP	5.50	9-15-2040	2,285,000	2,426,115
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	3,116,089
Energy Transfer Partners LP	6.13	12-15-2045	2,424,000	2,698,302
Hess Corporpation	4.30	4-1-2027	2,985,000	2,994,788
Hess Corporporation	5.80	4-1-2047	2,705,000	2,891,583
Kinder Morgan Energy Partners Company	5.40	9-1-2044	2,072,000	2,124,755
Kinder Morgan Incorporated 144A	5.00	2-15-2021	7,977,000	8,585,246
Kinder Morgan Incorporated	5.55	6-1-2045	4,010,000	4,274,143
Marathon Petroleum Corporation	4.75	9-15-2044	2,905,000	2,728,896
Marathon Petroleum Corporation	5.00	9-15-2054	2,273,000	2,083,089
Newfield Exploration Company	5.63	7-1-2024	4,580,000	4,854,800
Phillips 66 Partners LP	4.90	10-1-2046	3,345,000	3,291,841
Sabine Pass Liquefaction LLC 144A	4.20	3-15-2028	3,540,000	3,584,388
Sabine Pass Liquefaction LLC	5.00	3-15-2027	6,150,000	6,573,753
Sabine Pass Liquefaction LLC	5.88	6-30-2026	2,030,000	2,288,671
TC Pipelines LP	3.90	5-25-2027	3,055,000	3,075,038

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP %%	3.75%	6-15-2027	$4,270,000	$4,267,822
Williams Partners LP	5.10	9-15-2045	1,944,000	2,005,022

				76,279,557

Financials: 5.79%

Banks: 1.94%
Bank of America Corporation	2.50	10-21-2022	10,070,000	9,935,656
Bank of America Corporation	4.18	11-25-2027	1,790,000	1,825,920
Bank of America Corporation ±	4.24	4-24-2038	1,735,000	1,774,011
Bank of America Corporation	4.45	3-3-2026	3,044,000	3,178,910
Bank of America Corporation	6.00	9-1-2017	6,200,000	6,269,000
Citigroup Incorporated	1.55	8-14-2017	8,786,000	8,788,284
Citigroup Incorporated ±	4.28	4-24-2048	3,845,000	3,857,808
Citigroup Incorporated	4.45	9-29-2027	6,392,000	6,664,817
JPMorgan Chase & Company ±	3.54	5-1-2028	5,975,000	5,990,834
JPMorgan Chase & Company	2.30	8-15-2021	8,884,000	8,846,554
JPMorgan Chase & Company	2.95	10-1-2026	5,740,000	5,550,081
JPMorgan Chase & Company	2.97	1-15-2023	10,150,000	10,281,585
JPMorgan Chase & Company ±	4.26	2-22-2048	5,460,000	5,628,190
National Australia Bank Limited	2.50	5-22-2022	8,950,000	8,928,878
US Bancorp NA	3.15	4-27-2027	13,240,000	13,313,151

				100,833,679

Capital Markets: 1.77%
Bank of New York Mellon Corporation	3.25	5-16-2027	11,765,000	11,931,275
Goldman Sachs Group Incorporated	2.35	11-15-2021	7,735,000	7,667,968
Goldman Sachs Group Incorporated	2.63	4-25-2021	3,682,000	3,699,129
Goldman Sachs Group Incorporated	2.75	9-15-2020	4,710,000	4,772,101
Goldman Sachs Group Incorporated ±%%	3.69	6-5-2028	6,915,000	6,915,000
Goldman Sachs Group Incorporated	6.13	2-15-2033	870,000	1,081,872
Goldman Sachs Group Incorporated	6.75	10-1-2037	6,591,000	8,416,859
Lazard Group LLC	3.75	2-13-2025	6,270,000	6,328,762
Morgan Stanley	2.63	11-17-2021	19,390,000	19,437,447
Morgan Stanley	2.75	5-19-2022	12,995,000	13,014,142
Morgan Stanley	3.63	1-20-2027	3,640,000	3,670,001
Morgan Stanley	4.38	1-22-2047	4,705,000	4,851,123

				91,785,679

Consumer Finance: 1.17%
American Express Credit Corporation	2.70	3-3-2022	15,026,000	15,192,834
Capital One Financial Corporation	3.75	7-28-2026	3,275,000	3,215,405
Capital One Financial Corporation	3.75	3-9-2027	1,915,000	1,919,324
Capital One Financial Corporation	4.20	10-29-2025	1,359,000	1,385,268
ERAC USA Finance LLC 144A	2.70	11-1-2023	1,300,000	1,262,621
ERAC USA Finance LLC 144A	3.30	12-1-2026	5,734,000	5,588,815
ERAC USA Finance LLC 144A	4.50	2-15-2045	935,000	894,746
Ford Motor Credit Company LLC	4.35	12-8-2026	2,740,000	2,796,255
Ford Motor Credit Company LLC	3.34	3-28-2022	5,020,000	5,082,228
Ford Motor Credit Company LLC	3.81	1-9-2024	4,680,000	4,752,615

14	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Ford Motor Credit Company LLC	5.29%	12-8-2046	$3,735,000	$3,735,385
General Motors Financial Company Incorporated	3.70	5-9-2023	3,440,000	3,464,221
General Motors Financial Company Incorporated	3.95	4-13-2024	5,680,000	5,692,451
General Motors Financial Company Incorporated	6.75	4-1-2046	4,846,000	5,616,882

				60,599,050

Diversified Financial Services: 0.04%
General Electric Capital Corporation	5.88	1-14-2038	1,738,000	2,236,013

Insurance: 0.77%
American International Group Incorporated	4.38	1-15-2055	765,000	733,962
American International Group Incorporated	6.25	5-1-2036	3,148,000	3,909,870
Chubb INA Holdings Incorporated	4.35	11-3-2045	4,550,000	4,960,178
Guardian Life Insurance Company 144A	4.85	1-24-2077	4,500,000	4,634,397
Marsh & McLennan Companies	3.75	3-14-2026	2,702,000	2,832,563
Mass Mutual Life Insurance Company 144A	4.90	4-1-2077	2,275,000	2,407,071
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	3,670,000	3,632,867
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	6,650,000	6,532,820
Metropolitan Life Global Funding Incorporated 144A	2.65	4-8-2022	4,685,000	4,727,573
Teachers Insurance and Annuity Association 144A	4.27	5-15-2047	3,770,000	3,843,153
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,666,000	1,865,770

				40,080,224

REITs: 0.10%
WEA Finance LLC 144A	3.15	4-5-2022	5,175,000	5,243,067

Health Care: 1.29%

Biotechnology: 0.52%
AbbVie Incorporated	2.50	5-14-2020	7,704,000	7,795,100
AbbVie Incorporated	2.90	11-6-2022	1,836,000	1,850,523
AbbVie Incorporated	3.20	5-14-2026	3,435,000	3,390,259
AbbVie Incorporated	4.45	5-14-2046	5,140,000	5,130,126
AbbVie Incorporated	4.50	5-14-2035	1,810,000	1,869,350
Celgene Corporation	5.00	8-15-2045	6,149,000	6,713,823

				26,749,181

Health Care Equipment & Supplies: 0.65%
Abbott Laboratories	3.75	11-30-2026	8,185,000	8,347,931
Abbott Laboratories	4.90	11-30-2046	935,000	994,673
Becton Dickinson & Company %%	2.40	6-5-2020	6,525,000	6,537,985
Becton Dickinson & Company %%	2.89	6-6-2022	5,450,000	5,457,723
Becton Dickinson & Company %%	3.36	6-6-2024	5,450,000	5,466,350
Becton Dickinson & Company %%	3.70	6-6-2027	4,345,000	4,343,036
Becton Dickinson & Company	4.69	12-15-2044	2,700,000	2,737,028

				33,884,726

Pharmaceuticals: 0.12%
Eli Lilly and Company	3.10	5-15-2027	2,705,000	2,742,142
Eli Lilly and Company	3.95	5-15-2047	1,625,000	1,657,042
Eli Lilly and Company	2.35	5-15-2022	1,810,000	1,822,299

				6,221,483

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.81%

Aerospace & Defense: 0.25%
Northrop Grumman Corporation	3.20%	2-1-2027	$4,705,000	$4,775,175
Northrop Grumman Corporation	3.25	8-1-2023	5,942,000	6,163,090
Northrop Grumman Corporation	3.85	4-15-2045	1,909,000	1,873,374

				12,811,639

Air Freight & Logistics: 0.16%
FedEx Corporation	4.40	1-15-2047	3,070,000	3,085,341
FedEx Corporation	4.55	4-1-2046	4,870,000	4,989,705

				8,075,046

Construction & Engineering: 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,651,190

Machinery: 0.08%
Wabtec Corporation 144A	3.45	11-15-2026	4,380,000	4,335,035

Road & Rail: 0.18%
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,517,000	3,620,695
Penske Truck Leasing Company LP 144A	3.40	11-15-2026	5,665,000	5,557,546

				9,178,241

Trading Companies & Distributors: 0.09%
Air Lease Corporation	3.63	4-1-2027	4,830,000	4,851,358

Information Technology: 3.49%

Communications Equipment: 0.46%
Cisco Systems Incorporated	1.40	9-20-2019	11,560,000	11,497,171
Cisco Systems Incorporated	1.85	9-20-2021	12,525,000	12,400,339

				23,897,510

IT Services: 0.27%
Fidelity National Information Services Incorporated	2.25	8-15-2021	3,230,000	3,210,181
Fidelity National Information Services Incorporated	2.85	10-15-2018	5,697,000	5,771,471
Fidelity National Information Services Incorporated	3.63	10-15-2020	4,550,000	4,754,727

				13,736,379

Semiconductors & Semiconductor Equipment: 0.42%
Analog Devices Incorporated	2.50	12-5-2021	4,130,000	4,160,207
Analog Devices Incorporated	3.13	12-5-2023	4,420,000	4,501,991
Analog Devices Incorporated	3.50	12-5-2026	3,355,000	3,395,730
Qualcomm Incorporated	2.10	5-20-2020	4,110,000	4,125,080
Qualcomm Incorporated	2.60	1-30-2023	3,640,000	3,645,576
Qualcomm Incorporated	2.90	5-20-2024	1,875,000	1,871,004

				21,699,588

16	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.81%
Microsoft Corporation	2.00%	8-8-2023	$4,955,000	$4,838,711
Microsoft Corporation	2.40	2-6-2022	7,370,000	7,484,515
Microsoft Corporation	2.88	2-6-2024	6,435,000	6,550,746
Microsoft Corporation	3.45	8-8-2036	1,870,000	1,840,753
Microsoft Corporation	3.70	8-8-2046	4,075,000	3,978,382
Microsoft Corporation	4.10	2-6-2037	3,680,000	3,912,650
Microsoft Corporation	4.25	2-6-2047	1,790,000	1,902,532
Microsoft Corporation	4.50	2-6-2057	1,840,000	1,984,756
Oracle Corporation	2.40	9-15-2023	9,705,000	9,614,035

				42,107,080

Technology Hardware, Storage & Peripherals: 1.53%
Apple Incorporated	1.80	5-11-2020	18,350,000	18,364,093
Apple Incorporated	2.30	5-11-2022	18,360,000	18,432,944
Apple Incorporated	2.85	5-11-2024	8,160,000	8,236,361
Apple Incorporated	3.00	2-9-2024	7,285,000	7,448,898
Apple Incorporated	3.20	5-11-2027	5,440,000	5,512,058
Apple Incorporated	3.35	2-9-2027	5,400,000	5,540,341
Apple Incorporated	4.25	2-9-2047	360,000	376,946
Apple Incorporated	4.38	5-13-2045	1,820,000	1,947,333
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	5,835,000	6,436,040
Hewlett Packard Enterprise Company	4.90	10-15-2025	1,955,000	2,066,797
Hewlett Packard Enterprise Company	6.35	10-15-2045	4,880,000	5,239,412

				79,601,223

Materials: 0.70%

Chemicals: 0.54%
CF Industries Incorporated 144A	3.40	12-1-2021	3,970,000	4,008,272
CF Industries Incorporated 144A	4.50	12-1-2026	4,955,000	5,113,849
The Sherwin-Williams Company	2.75	6-1-2022	9,490,000	9,527,011
The Sherwin-Williams Company	3.45	6-1-2027	6,530,000	6,595,875
The Sherwin-Williams Company	4.50	6-1-2047	2,985,000	3,048,449

				28,293,456

Containers & Packaging: 0.10%
International Paper Company	5.15	5-15-2046	4,457,000	4,956,527

Metals & Mining: 0.06%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,740,000	3,205,800

Real Estate: 0.55%

Equity REITs: 0.55%
DDR Corporation	3.38	5-15-2023	5,041,000	4,908,296
DDR Corporation	4.63	7-15-2022	5,566,000	5,831,008
Mid-America Apartments LP	3.60	6-1-2027	3,080,000	3,088,994
Mid-America Apartments LP	3.75	6-15-2024	4,870,000	5,025,976
Mid-America Apartments LP	4.00	11-15-2025	1,910,000	1,990,159
Mid-America Apartments LP	4.30	10-15-2023	2,072,000	2,207,720

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Tanger Properties LP	3.75%	12-1-2024	$2,528,000	$2,549,018
Tanger Properties LP	3.88	12-1-2023	2,699,000	2,771,492

				28,372,663

Telecommunication Services: 1.36%

Diversified Telecommunication Services: 1.36%
AT&T Incorporated	3.40	5-15-2025	11,134,000	10,938,320
AT&T Incorporated	3.95	1-15-2025	6,957,000	7,106,318
AT&T Incorporated	4.25	3-1-2027	4,175,000	4,296,463
AT&T Incorporated	4.45	4-1-2024	5,364,000	5,669,952
AT&T Incorporated	5.25	3-1-2037	6,030,000	6,302,375
AT&T Incorporated	5.45	3-1-2047	4,685,000	4,947,116
Verizon Communications Incorporated 144A	2.95	3-15-2022	7,327,000	7,429,622
Verizon Communications Incorporated	4.13	3-16-2027	5,690,000	5,897,964
Verizon Communications Incorporated	4.13	8-15-2046	9,325,000	8,285,020
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,134,494
Verizon Communications Incorporated	4.40	11-1-2034	7,942,000	7,769,333

				70,776,977

Utilities: 1.67%

Electric Utilities: 1.47%
Alabama Power Company	2.45	3-30-2022	4,715,000	4,719,578
American Electric Power Company	1.65	12-15-2017	4,828,000	4,827,903
Appalachian Power Company	3.30	6-1-2027	3,070,000	3,126,331
Duke Energy Carolinas LLC	2.50	3-15-2023	3,930,000	3,946,797
Duke Energy Carolinas LLC	3.88	3-15-2046	1,990,000	2,014,507
Duke Energy Corporation	1.80	9-1-2021	4,295,000	4,199,273
Duke Energy Corporation	3.75	9-1-2046	2,315,000	2,166,201
Duke Energy Florida LLC	3.40	10-1-2046	1,850,000	1,721,619
Georgia Power Company	4.30	3-15-2042	950,000	960,839
Great Plains Energy Incorporated	3.15	4-1-2022	4,255,000	4,326,007
Great Plains Energy Incorporated	3.90	4-1-2027	5,280,000	5,352,415
Great Plains Energy Incorporated	4.85	4-1-2047	1,935,000	1,989,064
Indiana Michigan Power Company	4.55	3-15-2046	1,990,000	2,146,834
Oklahoma Gas & Electric Company	4.15	4-1-2047	3,939,000	4,067,967
PECO Energy Company	3.15	10-15-2025	4,970,000	5,084,951
PPL Electric Utilities Corporation	4.15	10-1-2045	3,313,000	3,499,181
Rochester Gas & Electric Company 144A	3.10	6-1-2027	1,755,000	1,759,591
Sierra Pacific Power Company	2.60	5-1-2026	4,335,000	4,210,096
Southern Company	2.45	10-1-2023	2,867,000	2,793,135
Southern Company	3.25	7-1-2026	1,935,000	1,899,410
Southern Company	4.40	7-1-2046	2,684,000	2,673,602
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,328,000
Virginia Electric & Power Company	2.95	11-15-2026	2,740,000	2,718,664
Westar Energy Incorporated	3.10	4-1-2027	4,705,000	4,720,828

				76,252,793

Gas Utilities: 0.02%
ONEOK Incorporated	6.00	6-15-2035	1,280,000	1,356,800

18	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 0.18%
Dominion Resources Incorporated	1.60%	8-15-2019	$3,765,000	$3,729,436
Dominion Resources Incorporated	2.00	8-15-2021	2,805,000	2,763,194
MidAmerican Energy Company	4.25	5-1-2046	2,702,000	2,880,219

				9,372,849

Total Corporate Bonds and Notes (Cost $1,021,614,315)				1,035,543,294

Municipal Obligations: 0.65%

California: 0.24%
California Build America Bonds (GO Revenue) ##	7.60	11-1-2040	3,355,000	5,145,597
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,670,000	6,991,224

				12,136,821

Nevada: 0.12%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	4,380,000	6,323,756

New York: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Port Authority Revenue)	4.46	10-1-2062	6,435,000	6,916,274

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,957,000	1,985,611

Texas: 0.12%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,385,000	6,330,756

Total Municipal Obligations (Cost $28,888,454)				33,693,218

Non-Agency Mortgage-Backed Securities: 5.11%
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,588,557	1,569,370
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,859,803
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,182,750
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±	4.96	4-15-2044	4,009,000	4,301,543
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,344,525	2,342,437
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,857,000	2,894,215
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2	3.59	12-10-2054	2,861,000	2,961,817
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.61	12-10-2054	2,195,000	2,313,903
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1%%	2.03	6-15-2050	1,733,000	1,733,260
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4%%	3.65	6-15-2050	2,449,000	2,524,625
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB %%	3.47	6-15-2050	2,014,000	2,077,139
Citigroup Commercial Mortgage Series 2013-GC11 Class A4	3.09	4-10-2046	1,714,000	1,758,015
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,813,000	3,825,956
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	434,748	439,512
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,286,000	2,324,314
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,092,260
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,414,589
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	401,582
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12	3-10-2046	8,674,000	8,701,499
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	3.07	12-10-2044	650,501	662,027
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,747,000	1,856,184

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05%	12-10-2047	$4,230,000	$4,441,003
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,103,036
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	1,074,644	1,075,243
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	8-10-2050	622,092	621,604
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	192,141	191,645
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	4,858,200	5,116,564
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	908,033
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00	8-10-2044	25,301	25,285
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	526,441
GS Mortgage Securities Trust Series 2013-GC14 Class Aab	3.82	8-10-2046	4,761,000	5,057,108
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,857,318	1,887,091
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	2,047,855
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,142,006
GS Mortgage Securities Trust Series 2016-GS4 Class A4	3.44	11-10-2049	2,763,000	2,857,878
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	4,617,000	4,781,552
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,612,110	9,597,424
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	3,352,000	3,410,099
JPMDB Commercial Mortgage Securities Seris 2017-C5 Class ASB	3.49	3-15-2050	861,000	902,669
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	7,966,000	8,326,434
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,115,430	2,131,543
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4 144A	4.72	2-15-2046	2,107,000	2,264,958
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	1,173,000	1,186,435
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	1,466,031	1,489,118
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,970,345
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,183,540
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	3,121,000	3,298,948
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	2,028,026	2,006,343
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	9,121,000	9,600,938
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP6 Class A5%%	3.49	7-15-2050	1,360,000	1,407,619
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017JP6 Class ASB %%	3.28	7-15-2050	2,343,000	2,423,232
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	885,860	892,649
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,442,036	7,599,206
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	658,505	658,617
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,094,957
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	10,957,417
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	4,030,000	4,275,064
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	834,000	888,299

20	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71%	8-15-2049	$2,765,000	$2,779,220
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	3,307,000	3,443,269
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	910,132	910,134
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	1,053,377	1,061,454
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,222,941	1,225,420
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	3,712,000	3,914,218
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,825,881
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	4,134,407	4,089,958
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,113,779
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	2,034,006	2,014,168
Morgan Stanley Capital I Trust Series 2017-H1 Class A5%%(a)	3.53	6-15-2050	2,391,000	2,462,671
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	16,524	16,572
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	7,587,102	7,683,461
SoFi Professional Loan Program LLC Series 2016-D Class A1 144A±	1.94	1-25-2039	1,818,248	1,836,578
SoFi Professional Loan Program LLC Series 2016-D Class A2A 144A	1.53	4-25-2033	2,982,470	2,975,658
SoFi Professional Loan Program LLC Series 2016-E Class A1 144A±	1.84	7-25-2039	8,182,565	8,219,789
SoFi Professional Loan Program LLC Series 2016-E Class A2A 144A	1.63	1-25-2036	3,302,386	3,299,869
SoFi Professional Loan Program LLC Series 2017-A Class A1 144A±	1.69	3-26-2040	4,171,932	4,175,704
SoFi Professional Loan Program LLC Series 2017-A Class A2A 144A	1.55	3-26-2040	8,234,765	8,224,002
SoFi Professional Loan Program LLC Series 2017-A Class A2B 144A	2.40	3-26-2040	3,470,000	3,452,898
SoFi Professional Loan Program LLC Series 2017-B class A 144A	1.83	5-25-2040	5,712,691	5,713,108
SoFi Professional Loan Program LLC Series 2017-B Class A2 144A	2.74	5-25-2040	7,594,000	7,663,628
SoFi Professional Loan Program LLC Series 2017-C Class A2B 144A	2.63	7-25-2040	5,627,000	5,624,997
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.51	2-25-2028	29,982	29,635
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	165,716	165,627
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	2,795,567	2,795,868

Total Non-Agency Mortgage-Backed Securities (Cost $264,802,263)				265,302,564

U.S. Treasury Securities: 29.86%
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	45,655,300
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	35,380,877
U.S. Treasury Bond	2.88	11-15-2046	44,817,000	44,799,477
U.S. Treasury Bond ##	3.00	11-15-2045	27,871,000	28,555,790
U.S. Treasury Bond	3.00	2-15-2047	58,572,000	60,066,055
U.S. Treasury Bond	3.00	5-15-2047	13,692,000	14,049,279
U.S. Treasury Note	1.13	2-28-2021	21,208,000	20,837,687
U.S. Treasury Note ##	1.13	7-31-2021	61,475,000	60,125,439
U.S. Treasury Note	1.25	3-31-2019	68,556,000	68,521,174
U.S. Treasury Note «	1.25	4-30-2019	41,947,000	41,917,511
U.S. Treasury Note	1.25	5-31-2019	138,327,000	138,224,361
U.S. Treasury Note ##	1.38	5-15-2020	156,110,000	156,402,706
U.S. Treasury Note	1.38	8-31-2020	11,893,000	11,841,896
U.S. Treasury Note	1.38	1-31-2021	53,008,000	52,602,171
U.S. Treasury Note	1.50	2-28-2019	10,135,000	10,174,192
U.S. Treasury Note	1.50	4-15-2020	10,534,000	10,554,573
U.S. Treasury Note	1.50	5-31-2020	44,592,000	44,649,479
U.S. Treasury Note	1.50	8-15-2026	91,541,000	86,234,460
U.S. Treasury Note	1.63	3-15-2020	4,564,000	4,590,918
U.S. Treasury Note	1.63	6-30-2020	14,955,000	15,021,011
U.S. Treasury Note	1.63	7-31-2020	15,172,000	15,234,827

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	5-31-2022	$63,220,000	$63,210,122
U.S. Treasury Note	1.88	1-31-2022	84,123,000	84,625,803
U.S. Treasury Note	1.88	3-31-2022	48,674,000	48,942,096
U.S. Treasury Note «	1.88	4-30-2022	91,098,000	91,574,807
U.S. Treasury Note	2.00	10-31-2021	35,231,000	35,660,395
U.S. Treasury Note	2.00	12-31-2021	47,116,000	47,675,503
U.S. Treasury Note	2.00	5-31-2024	2,013,000	2,010,091
U.S. Treasury Note ##	2.00	11-15-2026	80,882,000	79,453,947
U.S. Treasury Note	2.25	2-15-2027	78,420,000	78,643,654
U.S. Treasury Note	2.38	5-15-2027	51,760,000	52,524,288

Total U.S. Treasury Securities (Cost $1,547,698,639)				1,549,759,889

Yankee Corporate Bonds and Notes: 5.86%

Consumer Discretionary: 0.08%

Media: 0.08%
Grupo Televisa SAB	5.00	5-13-2045	1,985,000	1,901,452
Grupo Televisa SAB	6.13	1-31-2046	2,220,000	2,450,704

				4,352,156

Energy: 0.78%

Oil, Gas & Consumable Fuels: 0.78%
BP Capital Markets plc	3.59	4-14-2027	6,355,000	6,510,259
BP Capital Markets plc	3.72	11-28-2028	3,640,000	3,759,141
Cenovus Energy Incorporated 144A	5.40	6-15-2047	1,519,000	1,469,036
Encana Corporation	6.50	8-15-2034	2,865,000	3,284,599
Encana Corporation	6.50	2-1-2038	2,261,000	2,623,456
Petroleos Mexicanos Company	2.38	4-15-2025	2,903,200	2,915,817
Petroleos Mexicanos Company	2.46	12-15-2025	7,258,500	7,310,195
Petroleos Mexicanos Company	5.63	1-23-2046	3,706,000	3,342,812
Petroleos Mexicanos Company 144A	6.50	3-13-2027	5,703,000	6,217,981
Petroleos Mexicanos Company	6.75	9-21-2047	3,165,000	3,255,203

				40,688,499

Financials: 3.59%

Banks: 3.00%
Banco Santander SA	3.50	4-11-2022	3,785,000	3,860,231
Banco Santander SA	4.25	4-11-2027	4,950,000	5,058,534
Barclays plc	4.95	1-10-2047	3,095,000	3,309,465
HSBC Holdings plc	2.65	1-5-2022	11,495,000	11,483,471
HSBC Holdings plc ±	3.26	3-13-2023	9,565,000	9,734,683
HSBC Holdings plc ±	4.04	3-13-2028	3,180,000	3,286,858
HSBC Holdings plc	4.38	11-23-2026	5,773,000	6,001,259
ING Groep NV	3.15	3-29-2022	4,670,000	4,759,468
ING Groep NV	3.95	3-29-2027	5,370,000	5,555,614
Japan Bank for International Cooperation	1.50	7-21-2021	19,892,000	19,257,903
Japan Bank for International Cooperation	1.75	5-28-2020	6,052,000	5,982,341
Japan Bank for International Cooperation	1.88	4-20-2021	6,453,000	6,356,915
Japan Bank for International Cooperation	2.25	2-24-2020	18,290,000	18,405,044

22	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Japan Bank for International Cooperation %%	2.50%	6-1-2022	$5,060,000	$5,087,582
Japan Bank for International Cooperation %%	2.88	6-1-2027	3,182,000	3,210,520
National Australia Bank 144A	2.40	12-7-2021	7,885,000	7,933,895
Perrigo Finance Unlimited Company	4.38	3-15-2026	3,415,000	3,555,459
Royal Bank of Scotland Group plc ±	3.50	5-15-2023	6,745,000	6,758,254
Stadshypotek AB 144A	2.50	4-5-2022	5,015,000	5,065,095
Toronto-Dominion Bank 144A	2.25	3-15-2021	11,970,000	12,004,809
UBS Group Funding Company 144A	2.65	2-1-2022	9,085,000	9,016,172

				155,683,572

Consumer Finance: 0.35%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	6,445,000	6,579,945
UBS Group Funding Switzerland 144A	4.25	3-23-2028	11,345,000	11,844,089

				18,424,034

Diversified Financial Services: 0.24%
BHP Billiton Finance USA Limited	5.00	9-30-2043	2,805,000	3,212,684
GE Capital International Funding Company	4.42	11-15-2035	5,232,000	5,631,045
Shell International Finance BV	4.00	5-10-2046	3,415,000	3,367,856

				12,211,585

Health Care: 0.44%

Pharmaceuticals: 0.44%
Actavis Funding SCS	3.80	3-15-2025	5,465,000	5,640,197
Actavis Funding SCS	4.75	3-15-2045	1,002,000	1,061,708
Perrigo Finance plc	3.90	12-15-2024	2,210,000	2,257,652
Shire plc ADR	2.88	9-23-2023	6,560,000	6,502,311
Shire plc ADR	3.20	9-23-2026	7,705,000	7,523,794

				22,985,662

Industrials: 0.01%

Chemicals: 0.01%
LYB International Finance II BV	3.50	3-2-2027	630,000	625,917

Materials: 0.34%

Chemicals: 0.15%
Potash Corporation of Saskatchewan Incorporated	4.00	12-15-2026	7,575,000	7,842,337

Metals & Mining: 0.11%
Vale Overseas Limited	5.88	6-10-2021	2,165,000	2,330,514
Vale Overseas Limited	6.25	8-10-2026	3,125,000	3,375,000

				5,705,514

Paper & Forest Products: 0.08%
Fibria Overseas Finance Limited	5.50	1-17-2027	3,705,000	3,819,855

Telecommunication Services: 0.06%

Diversified Telecommunication Services: 0.06%
Telefonica Emisiones SAU	5.21	3-8-2047	2,885,000	3,034,238

Portfolio of investments—May 31, 2017	Wells Fargo Core Bond Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 0.56%

Electric Utilities: 0.56%
Electricite de France SA 144A	6.00%	1-22-2114	$2,465,000	$2,571,513
Enel Finance International SA 144A	2.88	5-25-2022	9,435,000	9,427,329
Enel Finance International SA 144A	3.63	5-25-2027	7,225,000	7,119,949
State Grid Overseas Investment Company 144A	2.75	5-4-2022	5,800,000	5,788,904
State Grid Overseas Investment Company 144A	3.50	5-4-2027	4,005,000	4,003,116

				28,910,811

Total Yankee Corporate Bonds and Notes (Cost $299,729,924)				304,284,180

Yankee Government Bonds: 1.30%
Province of Ontario	1.63	1-18-2019	6,045,000	6,053,971
Republic of Indonesia 144A	3.70	1-8-2022	5,925,000	6,080,425
Republic of Indonesia 144A	4.35	1-8-2027	2,255,000	2,366,077
Republic of Kuwait 144A	2.75	3-20-2022	4,475,000	4,519,750
Republic of Kuwait 144A	3.50	3-20-2027	4,090,000	4,201,870
Republic of Paraguay 144A	6.10	8-11-2044	3,085,000	3,362,743
Republic of Slovenia 144A	5.50	10-26-2022	5,453,000	6,223,291
Republic of Slovenia 144A	5.85	5-10-2023	8,177,000	9,560,957
State of Israel	4.50	1-30-2043	2,645,000	2,787,269
State of Qatar 144A	2.38	6-2-2021	1,206,000	1,205,397
United Mexican States	4.00	10-2-2023	5,307,000	5,545,815
United Mexican States	4.15	3-28-2027	8,820,000	9,106,209
United Mexican States	5.75	10-12-2049	6,170,000	6,284,151

Total Yankee Government Bonds (Cost $65,862,701)				67,297,925

	Yield		Shares
Short-Term Investments: 3.76%

Investment Companies: 3.76%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04		109,666,213	109,677,180
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.71		85,527,614	85,527,614

Total Short-Term Investments (Cost $195,204,596)				195,204,794

Total investments in securities (Cost $5,762,611,323) *	111.71%	5,798,492,239
Other assets and liabilities, net	(11.71)	(607,946,417)

Total net assets	100.00%	$5,190,545,822

24	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2017

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,775,991,694 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,046,167
Gross unrealized losses	(31,545,622)

Net unrealized gains	$22,500,545

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	1

Security name	Shares	Value

Common Stocks: 98.59%

Consumer Discretionary: 12.30%

Auto Components: 0.19%
BorgWarner Incorporated	19,187	$815,639
Delphi Automotive plc	25,869	2,275,696
The Goodyear Tire & Rubber Company	24,151	778,145

		3,869,480

Automobiles: 0.47%
Ford Motor Company	374,606	4,165,619
General Motors Company	130,819	4,438,689
Harley-Davidson Incorporated	16,923	897,088

		9,501,396

Distributors: 0.11%
Genuine Parts Company	14,240	1,318,909
LKQ Corporation †	29,558	930,781

		2,249,690

Diversified Consumer Services: 0.03%
H&R Block Incorporated	19,877	527,536

Hotels, Restaurants & Leisure: 1.74%
Carnival Corporation	40,110	2,569,848
Chipotle Mexican Grill Incorporated †	2,761	1,317,963
Darden Restaurants Incorporated	11,916	1,059,690
Marriott International Incorporated Class A	30,184	3,249,308
McDonald’s Corporation	78,597	11,859,501
Royal Caribbean Cruises Limited	16,079	1,771,584
Starbucks Corporation	139,864	8,896,749
Wyndham Worldwide Corporation	10,075	1,017,474
Wynn Resorts Limited	7,630	981,981
Yum! Brands Incorporated	32,260	2,343,366

		35,067,464

Household Durables: 0.46%
D.R. Horton Incorporated	32,611	1,066,054
Garmin Limited «	11,039	574,470
Leggett & Platt Incorporated	12,835	667,677
Lennar Corporation Class A	19,500	1,000,545
Mohawk Industries Incorporated †	6,051	1,448,004
Newell Rubbermaid Incorporated	46,295	2,451,320
PulteGroup Incorporated	27,452	622,337
Whirlpool Corporation	7,149	1,326,425

		9,156,832

Internet & Direct Marketing Retail: 2.75%
Amazon.com Incorporated †	38,008	37,803,517
Expedia Incorporated	11,571	1,663,678

2	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2017

Security name	Shares	Value

Internet & Direct Marketing Retail (continued)
Netflix Incorporated †	41,306	$6,735,769
The Priceline Group Incorporated †	4,719	8,857,988
TripAdvisor Incorporated †	10,837	417,333

		55,478,285

Leisure Products: 0.09%
Hasbro Incorporated	10,736	1,130,071
Mattel Incorporated	32,864	752,914

		1,882,985

Media: 3.11%
CBS Corporation Class B	35,694	2,181,260
Charter Communications Incorporated Class A †	20,645	7,133,880
Comcast Corporation Class A	454,190	18,935,181
Discovery Communications Incorporated Class A †«	14,648	388,172
Discovery Communications Incorporated Class C †	20,704	534,784
DISH Network Corporation Class A †	21,777	1,388,719
Interpublic Group of Companies Incorporated	37,685	939,487
News Corporation Class A	36,630	490,109
News Corporation Class B	11,495	157,482
Omnicom Group Incorporated	22,507	1,884,286
Scripps Networks Interactive Incorporated Class A	9,168	607,105
Tegna Incorporated	20,606	489,186
The Walt Disney Company	139,610	15,069,503
Time Warner Incorporated	74,311	7,393,201
Twenty-First Century Fox Incorporated Class A	100,989	2,738,822
Twenty-First Century Fox Incorporated Class B	46,746	1,257,467
Viacom Incorporated Class B	33,346	1,160,107

		62,748,751

Multiline Retail: 0.41%
Dollar General Corporation	24,392	1,790,129
Dollar Tree Incorporated †	22,655	1,760,294
Kohl’s Corporation	16,936	650,850
Macy’s Incorporated	29,184	685,824
Nordstrom Incorporated «	10,931	456,916
Target Corporation	53,373	2,943,521

		8,287,534

Specialty Retail: 2.30%
Advance Auto Parts Incorporated	7,079	945,967
AutoNation Incorporated †	6,295	248,778
AutoZone Incorporated †	2,733	1,655,979
Bed Bath & Beyond Incorporated	14,425	496,364
Best Buy Company Incorporated	25,989	1,543,487
CarMax Incorporated †«	17,957	1,128,238
Foot Locker Incorporated	12,703	754,685
L Brands Incorporated	23,052	1,189,483
Lowe’s Companies Incorporated	83,108	6,546,417

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated †	8,795	$2,129,094
Ross Stores Incorporated	37,823	2,417,646
Signet Jewelers Limited	6,679	321,260
Staples Incorporated	62,432	566,883
The Gap Incorporated	21,054	473,715
The Home Depot Incorporated	116,905	17,946,087
The TJX Companies Incorporated	62,562	4,705,288
Tiffany & Company	10,272	893,253
Tractor Supply Company	12,546	691,912
ULTA Beauty Incorporated †	5,614	1,711,372

		46,365,908

Textiles, Apparel & Luxury Goods: 0.64%
Coach Incorporated	26,930	1,244,435
HanesBrands Incorporated «	36,345	750,524
Michael Kors Holdings Limited †	15,590	517,276
Nike Incorporated Class B	127,179	6,739,215
PVH Corporation	7,607	805,962
Ralph Lauren Corporation	5,406	366,527
Under Armour Incorporated Class A †«	17,633	337,848
Under Armour Incorporated Class C †«	17,691	315,431
VF Corporation	31,791	1,710,356

		12,787,574

Consumer Staples: 9.28%

Beverages: 2.08%
Brown-Forman Corporation Class B	16,976	881,903
Constellation Brands Incorporated Class A	16,574	3,028,899
Dr Pepper Snapple Group Incorporated	17,571	1,630,765
Molson Coors Brewing Company Class B	17,695	1,677,309
Monster Beverage Corporation †	38,608	1,952,020
PepsiCo Incorporated	136,967	16,007,333
The Coca-Cola Company	370,832	16,861,731

		42,039,960

Food & Staples Retailing: 1.96%
Costco Wholesale Corporation	42,124	7,600,433
CVS Health Corporation	98,435	7,562,761
Sysco Corporation	47,696	2,602,294
The Kroger Company	88,675	2,640,742
Wal-Mart Stores Incorporated	144,515	11,358,879
Walgreens Boots Alliance Incorporated	81,835	6,630,272
Whole Foods Market Incorporated	30,572	1,069,714

		39,465,095

Food Products: 1.49%
Archer Daniels Midland Company	54,805	2,278,792
Campbell Soup Company	18,564	1,070,215
ConAgra Foods Incorporated	39,678	1,529,190

4	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2017

Security name	Shares	Value

Food Products (continued)
General Mills Incorporated	55,663	$3,158,319
Hormel Foods Corporation	25,882	870,412
Kellogg Company	24,263	1,737,231
McCormick & Company Incorporated	10,907	1,135,964
Mead Johnson Nutrition Company	17,603	1,574,060
Mondelez International Incorporated Class A	146,506	6,825,715
The Hershey Company	13,402	1,544,849
The J.M. Smucker Company	11,173	1,428,468
The Kraft Heinz Company	57,235	5,277,067
Tyson Foods Incorporated Class A	27,538	1,579,029

		30,009,311

Household Products: 1.76%
Church & Dwight Company Incorporated	24,437	1,262,415
Colgate-Palmolive Company	84,726	6,469,677
Kimberly-Clark Corporation	34,141	4,429,112
The Clorox Company	12,309	1,670,701
The Procter & Gamble Company	245,340	21,612,001

		35,443,906

Personal Products: 0.14%
Coty Incorporated Class A	45,171	855,539
The Estee Lauder Companies Incorporated Class A	21,332	2,008,194

		2,863,733

Tobacco: 1.85%
Altria Group Incorporated	186,123	14,041,119
Philip Morris International	148,884	17,836,303
Reynolds American Incorporated	79,370	5,337,633

		37,215,055

Energy: 5.91%

Energy Equipment & Services: 0.93%
Baker Hughes Incorporated	40,818	2,251,113
Halliburton Company	83,198	3,759,718
Helmerich & Payne Incorporated «	10,419	548,665
National Oilwell Varco Incorporated	36,346	1,187,424
Schlumberger Limited	133,791	9,310,516
TechnipFMC plc †	44,778	1,296,323
Transocean Limited †«	37,360	339,602

		18,693,361

Oil, Gas & Consumable Fuels: 4.98%
Anadarko Petroleum Corporation	53,644	2,710,631
Apache Corporation	36,438	1,703,841
Cabot Oil & Gas Corporation	45,598	1,011,820
Chesapeake Energy Corporation †«	73,103	369,901
Chevron Corporation	181,678	18,800,039

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Company	9,129	$981,915
Concho Resources Incorporated †	14,219	1,802,685
ConocoPhillips	118,601	5,300,279
Devon Energy Corporation	50,345	1,710,723
EOG Resources Incorporated	55,358	4,999,381
EQT Corporation	16,634	919,361
Exxon Mobil Corporation	397,933	32,033,607
Hess Corporation	25,820	1,184,880
Kinder Morgan Incorporated	184,249	3,456,511
Marathon Oil Corporation	81,304	1,058,578
Marathon Petroleum Corporation	50,650	2,635,826
Murphy Oil Corporation	15,552	379,624
Newfield Exploration Company †	19,087	619,946
Noble Energy Incorporated	43,684	1,253,294
Occidental Petroleum Corporation	73,348	4,322,398
ONEOK Incorporated	20,226	1,004,828
Phillips 66 Company	42,336	3,222,193
Pioneer Natural Resources Company	16,295	2,718,984
Range Resources Corporation	18,053	416,302
Tesoro Corporation	11,227	934,535
The Williams Companies Incorporated	79,253	2,266,636
Valero Energy Corporation	43,286	2,660,790

		100,479,508

Financials: 13.52%

Banks: 5.95%
Bank of America Corporation	962,092	21,560,482
BB&T Corporation	77,580	3,231,207
Citigroup Incorporated	265,900	16,097,586
Citizens Financial Group Incorporated	48,858	1,666,058
Comerica Incorporated	16,877	1,157,087
Fifth Third Bancorp	72,022	1,709,802
Huntington Bancshares Incorporated	104,211	1,306,806
JPMorgan Chase & Company	342,795	28,160,609
KeyCorp	102,920	1,798,012
M&T Bank Corporation	14,796	2,315,130
People’s United Financial Incorporated	32,963	546,197
PNC Financial Services Group Incorporated	46,655	5,537,949
Regions Financial Corporation	115,666	1,600,817
SunTrust Banks Incorporated	47,160	2,516,929
US Bancorp	152,822	7,777,112
Wells Fargo & Company (l)	432,148	22,100,049
Zions Bancorporation	19,426	778,400

		119,860,232

Capital Markets: 2.71%
Affiliated Managers Group Incorporated	5,442	837,252
Ameriprise Financial Incorporated	14,784	1,785,759
Bank of New York Mellon Corporation	99,563	4,691,409

6	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2017

Security name	Shares	Value

Capital Markets (continued)
BlackRock Incorporated	11,678	$4,779,105
CBOE Holdings Incorporated	8,804	760,401
Charles Schwab Corporation	116,584	4,517,630
CME Group Incorporated	32,595	3,823,068
E*TRADE Financial Corporation †	26,360	912,320
Franklin Resources Incorporated	33,094	1,382,998
Intercontinental Exchange Incorporated	57,166	3,440,822
Invesco Limited	38,729	1,227,709
Moody’s Corporation	15,930	1,886,909
Morgan Stanley	137,901	5,755,988
Northern Trust Corporation	20,639	1,804,674
Raymond James Financial Incorporated	12,272	886,897
S&P Global Incorporated	24,798	3,541,402
State Street Corporation	34,455	2,806,704
T. Rowe Price Group Incorporated	23,360	1,645,478
The Goldman Sachs Group Incorporated	35,555	7,511,349
The NASDAQ OMX Group Incorporated	11,042	746,991

		54,744,865

Consumer Finance: 0.68%
American Express Company	72,654	5,589,999
Capital One Financial Corporation	46,126	3,548,012
Discover Financial Services	36,999	2,171,841
Navient Corporation	27,928	403,001
Synchrony Financial	73,919	1,984,725

		13,697,578

Diversified Financial Services: 1.53%
Berkshire Hathaway Incorporated Class B †	182,272	30,125,916
Leucadia National Corporation	31,077	757,968

		30,883,884

Insurance: 2.65%
AFLAC Incorporated	38,524	2,903,939
American International Group Incorporated	84,402	5,370,499
Aon plc	25,201	3,299,063
Arthur J. Gallagher & Company	17,142	972,466
Assurant Incorporated	5,339	523,115
Chubb Limited	44,700	6,400,593
Cincinnati Financial Corporation	14,385	1,008,101
Lincoln National Corporation	21,613	1,404,413
Loews Corporation	26,491	1,249,316
Marsh & McLennan Companies Incorporated	49,424	3,833,325
MetLife Incorporated	104,342	5,278,662
Principal Financial Group Incorporated	25,657	1,614,082
Prudential Financial Incorporated	41,266	4,326,740
The Allstate Corporation	35,041	3,025,440
The Hartford Financial Services Group Incorporated	35,882	1,772,212
The Progressive Corporation	55,739	2,365,006

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
The Travelers Companies Incorporated	26,841	$3,351,099
Torchmark Corporation	10,510	793,505
Unum Group	21,999	989,515
Willis Towers Watson plc	12,226	1,792,698
XL Group Limited	25,429	1,110,993

		53,384,782

Health Care: 13.70%

Biotechnology: 2.65%
AbbVie Incorporated	152,966	10,098,815
Alexion Pharmaceuticals Incorporated †	21,556	2,113,135
Amgen Incorporated	70,676	10,971,742
Biogen Idec Incorporated	20,720	5,133,794
Celgene Corporation †	74,660	8,541,851
Gilead Sciences Incorporated	125,437	8,139,607
Incyte Corporation †	16,235	2,099,673
Regeneron Pharmaceuticals Incorporated †	7,298	3,350,220
Vertex Pharmaceuticals Incorporated †	23,842	2,946,871

		53,395,708

Health Care Equipment & Supplies: 2.69%
Abbott Laboratories	165,833	7,571,935
Baxter International Incorporated	46,648	2,766,693
Becton Dickinson & Company	21,648	4,096,451
Boston Scientific Corporation †	130,852	3,536,930
C.R. Bard Incorporated	6,913	2,125,264
Danaher Corporation	58,549	4,973,152
Dentsply Sirona Incorporated	22,042	1,400,108
Edwards Lifesciences Corporation †	20,393	2,346,623
Hologic Incorporated †	26,804	1,160,881
IDEXX Laboratories Incorporated †	8,446	1,422,222
Intuitive Surgical Incorporated †	3,524	3,223,332
Medtronic plc	131,369	11,071,779
Stryker Corporation	29,701	4,246,055
The Cooper Companies Incorporated	4,696	1,027,250
Varian Medical Systems Incorporated	8,970	888,209
Zimmer Biomet Holdings Incorporated	19,299	2,300,634

		54,157,518

Health Care Providers & Services: 2.67%
Aetna Incorporated	31,835	4,611,618
AmerisourceBergen Corporation	15,847	1,454,279
Anthem Incorporated	25,372	4,626,584
Cardinal Health Incorporated	30,274	2,249,055
Centene Corporation †	16,509	1,199,049
CIGNA Corporation	24,669	3,977,383
DaVita HealthCare Partners Incorporated †	14,940	989,924
Envision Healthcare Corporation †	11,272	615,564
Express Scripts Holding Company †	58,130	3,473,268

8	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2017

Security name	Shares	Value

Health Care Providers & Services (continued)
HCA Holdings Incorporated †	27,708	$2,269,562
Henry Schein Incorporated †	7,600	1,398,172
Humana Incorporated	14,330	3,328,286
Laboratory Corporation of America Holdings †	9,818	1,364,702
McKesson Corporation	20,350	3,318,882
Patterson Companies Incorporated	7,893	348,555
Quest Diagnostics Incorporated	13,195	1,435,220
UnitedHealth Group Incorporated	92,330	16,174,369
Universal Health Services Incorporated Class B	8,571	974,180

		53,808,652

Health Care Technology: 0.09%
Cerner Corporation †	28,162	1,840,387

Life Sciences Tools & Services: 0.71%
Agilent Technologies Incorporated	30,907	1,864,928
Illumina Incorporated †	14,040	2,490,134
Mettler-Toledo International Incorporated †	2,489	1,450,614
PerkinElmer Incorporated	10,536	664,400
Thermo Fisher Scientific Incorporated	37,465	6,473,577
Waters Corporation †	7,686	1,380,559

		14,324,212

Pharmaceuticals: 4.89%
Allergan plc	32,171	7,198,261
Bristol-Myers Squibb Company	160,527	8,660,432
Eli Lilly & Company	93,180	7,414,333
Johnson & Johnson	260,395	33,395,659
Mallinckrodt plc †	9,534	411,201
Merck & Company Incorporated	263,487	17,155,639
Mylan NV †	44,196	1,722,760
Perrigo Company plc «	13,759	1,002,343
Pfizer Incorporated	571,190	18,649,354
Zoetis Incorporated	47,213	2,940,426

		98,550,408

Industrials: 10.02%

Aerospace & Defense: 2.32%
Arconic Incorporated	42,277	1,161,349
General Dynamics Corporation	27,310	5,550,758
L-3 Technologies Incorporated	7,466	1,258,693
Lockheed Martin Corporation	23,961	6,736,156
Northrop Grumman Corporation	16,756	4,343,490
Raytheon Company	28,107	4,609,829
Rockwell Collins Incorporated	15,575	1,698,454
Textron Incorporated	25,920	1,238,976
The Boeing Company	54,664	10,256,606
TransDigm Group Incorporated	4,767	1,277,937
United Technologies Corporation	71,923	8,722,821

		46,855,069

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	9

Security name	Shares	Value

Air Freight & Logistics: 0.66%
C.H. Robinson Worldwide Incorporated	13,566	$909,058
Expeditors International of Washington Incorporated	17,286	922,727
FedEx Corporation	23,530	4,561,055
United Parcel Service Incorporated Class B	66,144	7,009,280

		13,402,120

Airlines: 0.62%
Alaska Air Group Incorporated	11,849	1,031,455
American Airlines Group Incorporated	48,383	2,342,221
Delta Air Lines Incorporated	70,131	3,445,536
Southwest Airlines Company	59,045	3,548,014
United Continental Holdings Incorporated †	27,476	2,189,013

		12,556,239

Building Products: 0.33%
Allegion plc	9,162	720,408
Fortune Brands Home & Security Incorporated	14,691	927,002
Johnson Controls International plc	90,086	3,761,991
Masco Corporation	30,741	1,145,102

		6,554,503

Commercial Services & Supplies: 0.30%
Cintas Corporation	8,266	1,040,524
Republic Services Incorporated	22,131	1,407,753
Stericycle Incorporated †	8,165	667,652
Waste Management Incorporated	38,822	2,830,512

		5,946,441

Construction & Engineering: 0.08%
Fluor Corporation	13,374	599,958
Jacobs Engineering Group Incorporated	11,619	609,068
Quanta Services Incorporated †	14,513	444,969

		1,653,995

Electrical Equipment: 0.55%
Acuity Brands Incorporated «	4,232	689,435
AMETEK Incorporated	22,022	1,343,782
Eaton Corporation plc	43,157	3,339,489
Emerson Electric Company	61,906	3,659,883
Rockwell Automation Incorporated	12,342	1,958,922

		10,991,511

Industrial Conglomerates: 2.31%
3M Company	57,216	11,698,956
General Electric Company	837,301	22,925,301
Honeywell International Incorporated	73,050	9,714,920
Roper Industries Incorporated	9,777	2,221,334

		46,560,511

10	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2017

Security name	Shares	Value

Machinery: 1.53%
Caterpillar Incorporated	56,284	$5,934,022
Cummins Incorporated	14,847	2,341,372
Deere & Company	28,125	3,444,188
Dover Corporation	14,923	1,231,894
Flowserve Corporation	12,526	607,511
Fortive Corporation	28,889	1,804,118
Illinois Tool Works Incorporated	29,932	4,226,997
Ingersoll-Rand plc	24,905	2,231,488
Paccar Incorporated	33,675	2,120,178
Parker-Hannifin Corporation	12,792	2,014,356
Pentair plc	16,046	1,062,566
Snap-on Incorporated	5,563	899,315
Stanley Black & Decker Incorporated	14,643	2,015,463
Xylem Incorporated	17,224	898,059

		30,831,527

Professional Services: 0.23%
Equifax Incorporated	11,507	1,574,158
Nielsen Holdings plc	32,254	1,241,134
Robert Half International Incorporated	12,264	570,153
Verisk Analytics Incorporated †	14,846	1,200,893

		4,586,338

Road & Rail: 0.94%
CSX Corporation	88,909	4,816,201
J.B. Hunt Transport Services Incorporated	8,332	711,386
Kansas City Southern	10,234	974,277
Norfolk Southern Corporation	27,884	3,458,453
Ryder System Incorporated	5,131	340,801
Union Pacific Corporation	78,098	8,614,209

		18,915,327

Trading Companies & Distributors: 0.15%
Fastenal Company	27,760	1,198,399
United Rentals Incorporated †	8,091	879,734
W.W. Grainger Incorporated «	5,195	894,995

		2,973,128

Information Technology: 22.84%

Communications Equipment: 0.98%
Cisco Systems Incorporated	480,595	15,153,160
F5 Networks Incorporated †	6,218	796,712
Harris Corporation	11,944	1,339,639
Juniper Networks Incorporated	36,658	1,075,179
Motorola Solutions Incorporated	15,810	1,321,242

		19,685,932

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	11

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.40%
Amphenol Corporation Class A	29,526	$2,202,640
Corning Incorporated	89,067	2,591,850
FLIR Systems Incorporated	13,085	495,791
TE Connectivity Limited	34,097	2,688,548

		7,978,829

Internet Software & Services: 4.90%
Akamai Technologies Incorporated †	16,621	783,680
Alphabet Incorporated Class A †	28,514	28,145,884
Alphabet Incorporated Class C †	28,359	27,362,465
eBay Incorporated †	97,019	3,327,752
Facebook Incorporated Class A †	226,021	34,233,141
VeriSign Incorporated †«	8,544	770,327
Yahoo! Incorporated †	84,240	4,238,957

		98,862,206

IT Services: 3.87%
Accenture plc Class A	59,753	7,437,456
Alliance Data Systems Corporation	5,367	1,294,145
Automatic Data Processing Incorporated	43,080	4,410,100
Cognizant Technology Solutions Corporation Class A	58,410	3,908,213
CSRA Incorporated	13,931	420,159
DXC Technology Company	27,244	2,111,955
Fidelity National Information Services Incorporated	31,553	2,709,456
Fiserv Incorporated †	20,591	2,579,640
Gartner Incorporated †	8,639	1,033,224
Global Payments Incorporated	14,612	1,338,605
International Business Machines Corporation	82,372	12,572,438
MasterCard Incorporated Class A	90,417	11,110,441
Paychex Incorporated	30,649	1,815,340
PayPal Holdings Incorporated †	107,777	5,627,037
Teradata Corporation †	12,561	342,413
Total System Services Incorporated	15,837	943,093
Visa Incorporated Class A	178,311	16,980,557
Western Union Company	46,151	877,792
Xerox Corporation	81,950	579,387

		78,091,451

Semiconductors & Semiconductor Equipment: 3.55%
Advanced Micro Devices Incorporated †«	74,032	828,418
Analog Devices Incorporated	34,928	2,995,425
Applied Materials Incorporated	103,629	4,754,499
Broadcom Limited	38,487	9,216,867
Intel Corporation	453,737	16,384,443
KLA-Tencor Corporation	15,041	1,564,264
Lam Research Corporation	15,628	2,424,997
Microchip Technology Incorporated	20,771	1,730,224
Micron Technology Incorporated †	99,479	3,060,969
NVIDIA Corporation	56,525	8,159,384
Qorvo Incorporated †	12,135	945,923

12	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2017

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Incorporated	141,749	$8,117,965
Skyworks Solutions Incorporated	17,746	1,888,707
Texas Instruments Incorporated	95,934	7,913,596
Xilinx Incorporated	23,890	1,593,702

		71,579,383

Software: 4.79%
Activision Blizzard Incorporated	66,381	3,888,599
Adobe Systems Incorporated †	47,569	6,748,138
Autodesk Incorporated †	18,795	2,100,717
CA Incorporated	30,084	955,769
Citrix Systems Incorporated	15,005	1,238,513
Electronic Arts Incorporated †	29,584	3,352,755
Intuit Incorporated	23,320	3,279,725
Microsoft Corporation	741,597	51,793,134
Oracle Corporation	287,623	13,055,208
Red Hat Incorporated †	17,110	1,532,543
Salesforce.com Incorporated †	62,849	5,633,784
Symantec Corporation	59,388	1,800,050
Synopsys Incorporated †	14,443	1,081,347

		96,460,282

Technology Hardware, Storage & Peripherals: 4.35%
Apple Incorporated	503,501	76,914,813
Hewlett Packard Enterprise Company	159,769	3,005,255
HP Incorporated	162,511	3,048,706
NetApp Incorporated	26,003	1,052,861
Seagate Technology plc	28,328	1,234,251
Western Digital Corporation	27,646	2,489,799

		87,745,685

Materials: 2.77%

Chemicals: 2.06%
Air Products & Chemicals Incorporated	20,882	3,008,261
Albemarle Corporation	10,803	1,227,221
CF Industries Holdings Incorporated	22,372	601,807
Dow Chemical Company	107,124	6,637,403
E.I. du Pont de Nemours & Company	82,972	6,548,150
Eastman Chemical Company	14,058	1,126,186
Ecolab Incorporated	25,196	3,347,037
FMC Corporation	12,830	966,997
International Flavors & Fragrances Incorporated	7,585	1,045,896
LyondellBasell Industries NV Class A	31,677	2,550,632
Monsanto Company	42,081	4,941,151
PPG Industries Incorporated	24,673	2,624,220
Praxair Incorporated	27,358	3,619,190
The Mosaic Company	33,608	760,549
The Sherwin-Williams Company	7,790	2,584,488

		41,589,188

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	13

Security name	Shares	Value

Construction Materials: 0.15%
Martin Marietta Materials Incorporated	6,052	$1,356,253
Vulcan Materials Company	12,702	1,583,304

		2,939,557

Containers & Packaging: 0.31%
Avery Dennison Corporation	8,583	723,204
Ball Corporation	33,600	1,374,240
International Paper Company	39,467	2,087,015
Sealed Air Corporation	18,568	824,791
WestRock Company	24,031	1,307,767

		6,317,017

Metals & Mining: 0.25%
Freeport-McMoRan Incorporated †	127,614	1,466,285
Newmont Mining Corporation	51,007	1,741,889
Nucor Corporation	30,599	1,777,802

		4,985,976

Real Estate: 2.85%

Equity REITs: 2.80%
Alexandria Real Estate Equities Incorporated	8,529	995,164
American Tower Corporation	40,997	5,378,396
Apartment Investment & Management Company Class A	15,069	646,761
AvalonBay Communities Incorporated	13,179	2,520,352
Boston Properties Incorporated	14,763	1,791,047
Crown Castle International Corporation	34,600	3,517,090
Digital Realty Trust Incorporated	15,285	1,806,534
Equinix Incorporated	7,457	3,288,612
Equity Residential Company Limited	35,230	2,293,121
Essex Property Trust Incorporated	6,291	1,616,284
Extra Space Storage Incorporated	12,084	936,147
Federal Realty Investment Trust	6,920	849,361
GGP Incorporated	56,052	1,248,839
HCP Incorporated	44,930	1,408,106
Host Hotels & Resorts Incorporated	70,945	1,276,301
Iron Mountain Incorporated	23,537	821,912
Kimco Realty Corporation	40,847	716,456
Mid-America Apartment Communities Incorporated	10,897	1,110,840
Prologis Incorporated	50,800	2,821,432
Public Storage Incorporated	14,331	3,086,181
Realty Income Corporation	26,018	1,429,169
Regency Centers Corporation	14,015	852,953
Simon Property Group Incorporated	30,693	4,734,395
SL Green Realty Corporation	9,652	975,142
The Macerich Company	11,601	666,013
UDR Incorporated	25,647	990,231
Ventas Incorporated	34,033	2,262,854
Vornado Realty Trust	16,520	1,523,144
Welltower Incorporated	34,794	2,523,957
Weyerhaeuser Company	71,880	2,369,165

		56,455,959

14	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2017

Security name	Shares	Value

Real Estate Management & Development: 0.05%
CBRE Group Incorporated Class A †	28,855	$1,006,462

Telecommunication Services: 2.18%

Diversified Telecommunication Services: 2.18%
AT&T Incorporated	589,395	22,709,389
CenturyLink Incorporated «	52,454	1,308,727
Level 3 Communications Incorporated †	28,037	1,668,762
Verizon Communications Incorporated	391,194	18,245,288

		43,932,166

Utilities: 3.22%

Electric Utilities: 2.02%
Alliant Energy Corporation	21,851	906,161
American Electric Power Company Incorporated	47,189	3,387,226
Duke Energy Corporation	67,140	5,752,555
Edison International	31,267	2,550,449
Entergy Corporation	17,216	1,361,097
Eversource Energy	30,411	1,887,611
Exelon Corporation	88,923	3,228,794
FirstEnergy Corporation	42,464	1,241,647
Nextera Energy Incorporated	44,873	6,346,837
PG&E Corporation	48,645	3,326,345
Pinnacle West Capital Corporation	10,685	944,020
PPL Corporation	65,233	2,603,449
The Southern Company	95,109	4,813,466
Xcel Energy Incorporated	48,677	2,332,115

		40,681,772

Independent Power & Renewable Electricity Producers: 0.06%
AES Corporation	63,261	738,888
NRG Energy Incorporated	30,323	486,987

		1,225,875

Multi-Utilities: 1.07%
Ameren Corporation	23,285	1,321,424
CenterPoint Energy Incorporated	41,332	1,182,509
CMS Energy Corporation	26,862	1,273,527
Consolidated Edison Incorporated	29,276	2,423,760
Dominion Resources Incorporated	60,279	4,868,735
DTE Energy Company	17,220	1,885,934
NiSource Incorporated	31,041	809,239
Public Service Enterprise Group Incorporated	48,581	2,181,773
SCANA Corporation	13,715	935,363
Sempra Energy	24,044	2,800,886
WEC Energy Group Incorporated	30,286	1,900,749

		21,583,899

Portfolio of investments—May 31, 2017	Wells Fargo Index Portfolio	15

Security name			Shares	Value

Water Utilities: 0.07%
American Water Works Company Incorporated			17,103	$1,337,113

Total Common Stocks (Cost $782,258,360)				1,987,067,051

	Yield
Short-Term Investments: 1.44%

Investment Companies: 1.38%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04%		10,256,007	10,257,033
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		17,511,265	17,511,265

				27,768,298

		Maturity date	Principal
U.S. Treasury Securities: 0.06%
U.S. Treasury Bill (z)#	0.22	7-6-2017	$331,000	330,762
U.S. Treasury Bill (z)#	0.87	8-17-2017	511,000	509,993
U.S. Treasury Bill (z)#	0.97	8-24-2017	443,000	442,049

				1,282,804

Total Short-Term Investments (Cost $29,050,606)				29,051,102

Total investments in securities (Cost $811,308,966) *	100.03%	2,016,118,153
Other assets and liabilities, net	(0.03)	(583,555)

Total net assets	100.00%	$2,015,534,598

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $856,516,881 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,222,556,045
Gross unrealized losses	(62,954,773)

Net unrealized gains	$1,159,601,272

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the accompanying statements of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio two of the Portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2017, and the related statements of operations for the year then ended, the statements of changes in the net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments as of May 31, 2017 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolios of investments are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios as of May 31, 2017, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

July 26, 2017

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	July 26, 2017

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date:	July 26, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date:	July 26, 2017